UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                   File No.  033-82174

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 18	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                           File No.  811-8666

Amendment No. 55	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 7
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

Nationwide Select SM
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-7
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing. Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 29.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Portfolio: Initial Class
•	VIP Asset Manager: Growth Portfolio: Initial Class
•	VIP Balanced Portfolio: Initial Class
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth & Income Portfolio: Initial Class
•	VIP Growth Opportunities Portfolio: Initial Class
•	VIP Growth Portfolio: Initial Class
•	VIP High Income Portfolio: Initial Class R†
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class*
•	VIP Money Market Portfolio: Initial Class
•	VIP Overseas Portfolio: Initial Class

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Initial Class

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class*

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-7 ("variable account") may be allocated to the fixed account.

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Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit - An accounting unit of measure used to calculate the variable annuity payments.

Contract value - The total value of all accumulation units in a contract plus any amount held in the fixed account and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) if the Internal Revenue Code.

Nationwide - Nationwide Life Insurance Company.

Net asset value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Qualified Plans - Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Sub-accounts - Divisions of the variable account to and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide Variable Account-7, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	6
Synopsis of the Contracts	6
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	7
Condensed Financial Information	7
Nationwide Life Insurance Company	8
Nationwide Investment Services Corporation	8
Investing in the Contract	8
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	11
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	13
Optional Death Benefits
Contract Ownership	14
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	15
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	18
Surrender (Redemption) Prior to Annuitization	18
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	19
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee

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Table of Contents (continued)	Page
How Loan Requests are Processed	20
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	20
Contract Owner Services	21
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	22
Annuitizing the Contract	22
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	23
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payments
Statements and Reports	25
Legal Proceedings	25
Table of Contents of Statement of Additional Information	29
Appendix A: Underlying Mutual Funds	30
Appendix B: Condensed Financial Information	32
Appendix C: Contract Types and Tax Information	47

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Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									7%[1]
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%[3]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%
Death Benefit Options[6] (an applicant may elect one)
Optional Long Term Care Facility and One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.45%
Optional Long Term Care Facility and 5% Enhanced Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.50%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract.

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.25%
Administrative Charge (applicable to all contracts)	0.15%
Optional Long Term Care Facility and 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.50%
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Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2007 charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average underlying mutual fund assets)	0.10%	0.85%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  10% of all purchase payments made to the contract; or
(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account.  They are charged on a daily basis at the annualized rate noted above.

6 Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (1.50%).

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (0.85%)	787	1,119	1,478	2,769	247	759	1,298	2,769	*	759	1,298	2,769
Minimum Total Underlying Mutual Fund Operating Expenses (0.10%)	708	881	1,078	1,955	168	521	898	1,955	*	521	898	1,955

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and references to "contract owner" will mean "participant."

The contracts can be categorized as:

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•	Individual Retirement Annuities ("IRAs"), with contributions rolled over or transferred from certain tax-qualified plans;
•	Investment-only Contracts (Qualified Plans)
•	Non-Qualified Contract;
•	Roth IRAs; or
•	Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to differences in contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Non-Qualified Contract	$15,000	$1,000
Roth IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000
Investment-only Contract (Qualified Plan)	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;
•	in connection with other Nationwide contracts that have the same annuitant; or
•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 1.25% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks.

Nationwide deducts an administration charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.  Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Two optional death benefits are available to contract owners at the time of application.  Nationwide will deduct a charge equal to an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge equal to an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.  For more information about the standard and optional death benefit(s), please see the "Death Benefit Payments" provision.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. Check your contract for more details about the free look right in your state. See “Right to Revoke” later in this prospectus for more information.

Financial Statements

Financial statements for the variable account and the consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").

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Please refer to Appendix B for information regarding each class of accumulation units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on July 22, 1994, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable

8

annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-7.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate – The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

•	Dollar Cost Averaging – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

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The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

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Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a mortality and expense risk charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The mortality risk charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administration Charge

Nationwide deducts an administration charge from the variable account.  This amount is computed on a daily basis and is equal to an annual rate of 0.15% of the daily net assets of the variable account.

The administration charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

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Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years From Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals prior to age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account and the variable account.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be

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engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Optional Death Benefits

For contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve applicable contract modifications, if the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the options chosen.  Nationwide may realize a profit from the charge assessed for these options.  Further information about these benefits can be found in the "Death Benefit Payment" provision.  All of the following death benefit options may not be available in every state.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged on withdrawals if:

•	the third contract anniversary has passed; and

•	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

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Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

•	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

•	Nationwide receives and records a letter from that physician indicating such diagnosis.

For those contracts that have a non-natural person as contract owner (e.g. a trust or corporation) for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision.  If the non-natural contract owner has not been established for the benefit of a natural person (e.g. the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

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Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Non-Qualified Contract	$15,000	$1,000
Roth IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000
Investment-only Contract (Qualified Plan)	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted in the State of New York.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.40% to 1.50% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

(2)	adding any interest earned on the amounts allocated.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account at the time the transfer is requested.  Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is equal to or greater than 30% of the contract value at the time the transfer is requested.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Manager of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered

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representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;
•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)  they have been identified as engaging in harmful trading practices; and

(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

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Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  All IRA and Roth IRA refunds will be a return of purchase payments.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may direct Nationwide to deduct the CDSC from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees
Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	any outstanding loan balance plus accrued interest;

•	the investment performance of the underlying mutual funds; and

•	amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

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Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) custodial accounts (except that earnings and employer contributions as of December 31, 1988 in such custodial accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

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	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan transaction.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide then transfers contract value from the fixed account.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.
A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned

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may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account.  Each Asset Rebalancing reallocation is considered a transfer event.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instructions from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners may direct Nationwide to automatically transfer specified amounts from the fixed account, and the:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class R†
•	VIP Money Market Portfolio: Initial Class

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is requested.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the VIP Money Market Portfolio.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of all purchase payments made to the contract as of the withdrawal date;

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(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table that follows:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

For example, assume a scenario whereby the Premium equals $100,000 and the initial free withdrawal (“w/d”) equals $10,000.

Withdrawal in year 1                                                     $15,000
Less free w/d                                                          $10,000
Premium w/d subject to CDSC                                       $5,000

Withdrawal in year 2                                                      $15,000
Less free w/d                                $9,500 = 0.10* ($100,000 – $5,000)
Premium w/d subject to CDSC                                       $5,500

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly

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payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among the Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named,

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the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiary(ies) will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survives the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant – Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Death Benefit Payments

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

For contracts issued before the later of November 3, 1997 or the date state insurance authorities approve contract modifications, if the annuitant dies before his or her 86th birthday, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less any amounts surrendered; or

(3)	the contract value as of the most recent five year contract anniversary, less any amounts surrendered since that five year anniversary.

If the annuitant dies on or after his or her 86th birthday, the death benefit will be the contract value.

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve contract modifications, contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(a)	the contract value;

(b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(c)
the contract value as of the most recent five year contract anniversary before the annuitant’s 86 th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86 th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

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The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Death Benefit After Annuitization Date

For any death benefit option, if the annuitant dies after the annuitization date, payment will be determined based on the annuity payment option selected.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, the remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF
SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and

25

distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of

26

Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

n August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased

27

variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.

The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 8666

Securities Act of 1933 Registration File No. 033-82174

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Maximize total return.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	Income and capital growth.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

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Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Geode Capital Management, LLC
Investment Objective:	Total return.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

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Appendix B:  Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.40%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 1.50%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                 1-800-848-6331, TDD 1-800-238-3035
writing:                                 Nationwide Life Insurance Company
            5100 Rings Road, RR1-04-F4
            Dublin, Ohio 43017-1522
checking on-line at:           www.nationwide.com

No Optional Death Benefits Elected
(variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Initial Class – Q/NQ	14.179562	16.631615	17.29%	138,259	2007
	13.441212	14.179562	5.49%	190,741	2006
	13.121142	13.441212	2.44%	264,806	2005
	12.556217	13.121142	4.50%	395,708	2004
	10.324912	12.556217	21.61%	475,279	2003
	12.396395	10.324912	-16.71%	536,122	2002
	13.577036	12.396395	-8.70%	716,843	2001
	15.730503	13.577036	-13.69%	861,064	2000
	13.841884	15.730503	13.64%	909,134	1999
	11.940378	13.841884	15.93%	876,090	1998

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Initial Class – Q/NQ	15.326940	17.454103	13.88%	211,423	2007
	14.484159	15.326940	5.82%	247,820	2006
	14.118235	14.484159	2.59%	343,659	2005
	13.576190	14.118235	3.99%	532,862	2004
	11.670962	13.576190	16.32%	667,790	2003
	12.968654	11.670962	-10.01%	751,105	2002
	13.714827	12.968654	-5.44%	905,729	2001
	14.477303	13.714827	-5.27%	1,115,257	2000
	13.216823	14.477303	9.54%	1,230,196	1999
	11.650850	13.216823	13.44%	1,049,594	1998

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Initial Class – Q/NQ	20.054832	21.561070	7.51%	1,155,051	2007
	18.207189	20.054832	10.15%	1,427,374	2006
	17.458396	18.207189	4.29%	1,855,780	2005
	16.787652	17.458396	4.00%	2,416,716	2004
	14.462478	16.787652	16.08%	3,023,884	2003
	16.068810	14.462478	-10.00%	3,764,687	2002
	16.559606	16.068810	-2.96%	4,900,704	2001
	17.547850	16.559606	-5.63%	5,872,179	2000
	17.022798	17.547850	3.08%	7,788,648	1999
	14.675543	17.022798	15.99%	8,755,609	1998
	10.000000	11.234358	12.34%	3,416,997	1995*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Initial Class –Q/NQ	24.029741	27.859468	15.94%	1,371,142	2007
	21.814066	24.029741	10.16%	1,863,314	2006
	18.918542	21.814066	15.31%	2,478,019	2005
	16.615554	18.918542	13.86%	2,982,897	2004
	13.117494	16.615554	26.67%	3,570,402	2003
	14.675949	13.117494	-10.62%	4,075,474	2002
	16.962632	14.675949	-13.48%	5,424,339	2001
	18.422344	16.962632	-7.92%	6,707,116	2000
	15.036722	18.422344	22.52%	6,071,379	1999
	11.732706	15.036722	28.16%	5,106,999	1998

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Initial Class – Q/NQ	20.267002	20.287559	0.10%	1,060,921	2007
	17.100638	20.267002	18.52%	1,370,061	2006
	16.381865	17.100638	4.39%	1,883,066	2005
	14.896851	16.381865	9.97%	2,414,517	2004
	11.592229	14.896851	28.51%	2,913,311	2003
	14.156023	11.592229	-18.11%	3,387,196	2002
	15.106920	14.156023	-6.29%	4,069,198	2001
	14.130390	15.106920	6.91%	3,882,248	2000
	13.477888	14.130390	4.84%	4,715,117	1999
	12.245396	13.477888	10.06%	4,522,264	1998

33

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Initial Class – Q/NQ	18.007152	19.906344	10.55%	520,445	2007
	16.135809	18.007152	11.60%	689,648	2006
	15.203560	16.135809	6.13%	995,412	2005
	14.574525	15.203560	4.32%	1,469,101	2004
	11.942147	14.574525	22.04%	1,914,972	2003
	14.524988	11.942147	-17.78%	2,220,568	2002
	16.144665	14.524988	-10.03%	2,911,676	2001
	16.987037	16.144665	-4.69%	3,385,093	2000
	15.781386	16.987037	7.64%	3,863,839	1999
	12.350709	15.781386	27.78%	3,344,233	1998

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Initial Class – Q/NQ	19.818936	24.069922	21.45%	2,493,877	2007
	19.059879	19.818936	3.98%	3,216,784	2006
	17.751397	19.059879	7.37%	4,481,286	2005
	16.795600	17.751397	5.69%	5,865,216	2004
	13.115822	16.795600	28.06%	7,658,446	2003
	17.020363	13.115822	-22.94%	9,511,083	2002
	20.172772	17.020363	-15.63%	13,321,722	2001
	24.667851	20.172772	-18.22%	17,833,598	2000
	23.993138	24.667851	2.81%	25,447,799	1999
	19.527096	23.993138	22.87%	28,414,698	1998
	10.000000	13.069019	30.69%	11,095,627	1995*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Initial Class – Q/NQ	15.597468	19.524643	25.18%	929,203	2007
	14.804258	15.597468	5.36%	1,246,164	2006
	14.190931	14.804258	4.32%	1,809,848	2005
	13.922094	14.190931	1.93%	2,616,132	2004
	10.628317	13.922094	30.99%	3,519,563	2003
	15.422487	10.628317	-31.09%	4,182,437	2002
	18.995761	15.422487	-18.81%	5,960,258	2001
	21.640361	18.995761	-12.21%	7,489,252	2000
	15.969000	21.640361	35.51%	5,101,104	1999
	11.610523	15.969000	37.54%	3,147,851	1998

34

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class – Q/NQ	12.192317	12.355618	1.34%	1,131,528	2007
	11.115850	12.192317	9.68%	1,664,795	2006
	10.976756	11.115850	1.27%	2,363,456	2005
	10.158111	10.976756	8.06%	3,166,722	2004
	8.095108	10.158111	25.48%	4,093,238	2003
	7.936743	8.095108	2.00%	4,761,900	2002
	9.120099	7.936743	-12.98%	5,787,078	2001
	11.930180	9.120099	-23.55%	8,057,837	2000
	11.187199	11.930180	6.64%	11,059,477	1999
	11.859397	11.187199	-5.67%	12,800,840	1998

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class R – Q/NQ	10.000000	9.797815	-2.02%	180,964	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	18.178915	18.897940	3.96%	840,229	2007
	15.930573	18.178915	14.11%	1,099,976	2006
	15.412633	15.930573	3.36%	1,514,254	2005
	14.131388	15.412633	9.07%	2,094,825	2004
	11.161105	14.131388	26.61%	2,597,784	2003
	14.558975	11.161105	-23.34%	2,881,955	2002
	16.800024	14.558975	-13.34%	4,016,315	2001
	18.785022	16.800024	-10.57%	4,530,411	2000
	15.809112	18.785022	18.82%	4,259,578	1999
	12.494291	15.809112	26.53%	3,479,661	1998

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	16.008366	16.469170	2.88%	688,624	2007
	15.558397	16.008366	2.89%	873,167	2006
	15.440288	15.558397	0.76%	1,113,556	2005
	14.991569	15.440288	2.99%	1,553,787	2004
	14.452314	14.991569	3.73%	2,340,619	2003
	13.283557	14.452314	8.80%	3,450,937	2002
	12.421795	13.283557	6.94%	3,291,699	2001
	11.326409	12.421795	9.67%	2,965,084	2000
	11.609070	11.326409	-2.43%	3,487,348	1999
	10.817010	11.609070	7.32%	3,388,904	1998

35

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.723059	13.193781	3.70%	739,532	2007
	12.301572	12.723059	3.43%	960,147	2006
	12.107279	12.301572	1.60%	1,064,672	2005
	12.132788	12.107279	-0.21%	1,403,203	2004
	12.183380	12.132788	-0.42%	1,968,105	2003
	12.150588	12.183380	0.27%	3,319,075	2002
	11.833100	12.150588	2.68%	4,628,056	2001
	11.285433	11.833100	4.85%	3,292,131	2000
	10.883253	11.285433	3.70%	4,611,877	1999
	10.065929	10.883253	8.12%	4,065,479	1998

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Initial Class – Q/NQ	19.081173	22.069516	15.66%	988,884	2007
	16.388350	19.081173	16.43%	1,257,710	2006
	13.961227	16.388350	17.38%	1,573,841	2005
	12.460357	13.961227	12.05%	1,920,889	2004
	8.814379	12.460357	41.36%	2,350,188	2003
	11.213840	8.814379	-21.40%	2,866,878	2002
	14.428235	11.213840	-22.28%	3,912,704	2001
	18.088630	14.428235	-20.24%	4,932,146	2000
	12.862332	18.088630	40.63%	5,109,217	1999
	11.569690	12.862332	11.17%	5,585,894	1998

36

Optional One-Year Step Up Death Benefit Elected
(variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Initial Class – Q/NQ	12.104661	14.190670	17.23%	6,323	2007
	11.480165	12.104661	5.44%	11,082	2006
	11.212463	11.480165	2.39%	13,597	2005
	10.735154	11.212463	4.45%	15,178	2004
	8.831934	10.735154	21.55%	15,729	2003
	10.609255	8.831934	-16.75%	17,695	2002
	11.625620	10.609255	-8.74%	23,764	2001
	13.476375	11.625620	-13.73%	25,683	2000
	11.864403	13.476375	13.59%	23,461	1999
	10.239737	11.864403	15.87%	27,444	1998

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Initial Class – Q/NQ	13.369357	15.217067	13.82%	7,011	2007
	12.640601	13.369357	5.77%	10,556	2006
	12.327496	12.640601	2.54%	21,098	2005
	11.860213	12.327496	3.94%	28,103	2004
	10.200970	11.860213	16.27%	33,852	2003
	11.340982	10.200970	-10.05%	44,739	2002
	11.999629	11.340982	-5.49%	48,699	2001
	12.673141	11.999629	-5.31%	54,932	2000
	11.575607	12.673141	9.48%	57,444	1999
	10.209261	11.575607	13.38%	32,492	1998

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Initial Class – Q/NQ	13.974382	15.016294	7.46%	11,079	2007
	12.693334	13.974382	10.09%	10,416	2006
	12.177449	12.693334	4.24%	19,511	2005
	11.715543	12.177449	3.94%	31,733	2004
	10.097995	11.715543	16.02%	32,540	2003
	11.225264	10.097995	-10.04%	37,961	2002
	11.574021	11.225264	-3.01%	38,648	2001
	12.270926	11.574021	-5.68%	61,102	2000
	11.909803	12.270926	3.03%	102,797	1999
	10.272783	11.909803	15.94%	70,479	1998

37

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Initial Class –Q/NQ	20.289665	23.511331	15.88%	43,277	2007
	18.428168	20.289665	10.10%	66,566	2006
	15.990164	18.428168	15.25%	106,761	2005
	14.050776	15.990164	13.80%	117,489	2004
	11.098298	14.050776	26.60%	124,115	2003
	12.423170	11.098298	-10.66%	133,573	2002
	14.366179	12.423170	-13.52%	170,532	2001
	15.610339	14.366179	-7.97%	254,589	2000
	12.747959	15.610339	22.45%	182,647	1999
	9.951886	12.747959	28.10%	118,880	1998

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Initial Class – Q/NQ	17.026328	17.034903	0.05%	28,174	2007
	14.373528	17.026328	18.46%	38,936	2006
	13.776345	14.373528	4.33%	85,022	2005
	12.533878	13.776345	9.91%	123,810	2004
	9.758378	12.533878	28.44%	123,006	2003
	11.922646	9.758378	-18.15%	128,435	2002
	12.730017	11.922646	-6.34%	154,894	2001
	11.913142	12.730017	6.86%	187,086	2000
	11.368793	11.913142	4.79%	207,264	1999
	10.334399	11.368793	10.01%	143,214	1998

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Initial Class – Q/NQ	15.100355	16.684461	10.49%	16,678	2007
	13.537939	15.100355	11.54%	19,476	2006
	12.762230	13.537939	6.08%	33,992	2005
	12.240411	12.762230	4.26%	68,420	2004
	10.034701	12.240411	21.98%	74,118	2003
	12.211208	10.034701	-17.82%	78,929	2002
	13.579820	12.211208	-10.08%	132,560	2001
	14.295582	13.579820	-5.01%	154,167	2000
	13.287693	14.295582	7.59%	153,521	1999
	10.404380	13.287693	27.71%	117,575	1998

38

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Initial Class – Q/NQ	10.499396	12.744932	21.39%	36,320	2007
	10.102384	10.499396	3.93%	64,563	2006
	9.413600	10.102384	7.32%	139,840	2005
	8.911262	9.413600	5.64%	175,022	2004
	6.962409	8.911262	27.99%	187,805	2003
	9.039693	6.962409	-22.98%	191,834	2002
	10.719454	9.039693	-15.67%	250,183	2001
	13.114680	10.719454	-18.26%	328,826	2000
	12.762442	13.114680	2.76%	464,485	1999
	10.392122	12.762442	22.81%	341,678	1998

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Initial Class – Q/NQ	13.406871	16.773931	25.11%	55,095	2007
	12.731498	13.406871	5.30%	86,022	2006
	12.210218	12.731498	4.27%	138,797	2005
	11.984978	12.210218	1.88%	181,648	2004
	9.154131	11.984978	30.92%	195,092	2003
	13.290081	9.154131	-31.12%	198,800	2002
	16.377655	13.290081	-18.85%	240,907	2001
	18.667172	16.377655	-12.26%	447,316	2000
	13.781993	18.667172	35.45%	297,413	1999
	10.025497	13.781993	37.47%	133,287	1998

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class – Q/NQ	10.362802	10.496256	1.29%	16,889	2007
	9.452649	10.362802	9.63%	37,116	2006
	9.339088	9.452649	1.22%	80,835	2005
	8.646967	9.339088	8.00%	161,359	2004
	6.894367	8.646967	25.42%	119,668	2003
	6.762920	6.894367	1.94%	133,862	2002
	7.775236	6.762920	-13.02%	150,130	2001
	10.176069	7.775236	-23.59%	171,239	2000
	9.547168	10.176069	6.59%	203,248	1999
	10.125956	9.547168	-5.72%	154,310	1998

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class R – Q/NQ	10.000000	9.794494	-2.06%	2,581	2007*

39

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	14.962815	15.546704	3.90%	46,186	2007
	13.118871	14.962815	14.06%	67,112	2006
	12.698760	13.118871	3.31%	100,088	2005
	11.649028	12.698760	9.01%	114,023	2004
	9.205181	11.649028	26.55%	122,337	2003
	12.013694	9.205181	-23.38%	132,507	2002
	13.870024	12.013694	-13.38%	159,178	2001
	15.516650	13.870024	-10.61%	203,665	2000
	13.065126	15.516650	18.76%	174,367	1999
	10.330898	13.065126	26.47%	91,737	1998

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.947657	15.370088	2.83%	26,300	2007
	14.534850	14.947657	2.84%	29,217	2006
	14.431813	14.534850	0.71%	50,574	2005
	14.019511	14.431813	2.94%	72,042	2004
	13.522075	14.019511	3.68%	76,877	2003
	12.434847	13.522075	8.74%	101,660	2002
	11.634088	12.434847	6.88%	64,996	2001
	10.613518	11.634088	9.62%	55,274	2000
	10.883913	10.613518	-2.48%	66,413	1999
	10.146469	10.883913	7.27%	10,876	1998

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.182153	12.626422	3.65%	10,994	2007
	11.784544	12.182153	3.37%	10,023	2006
	11.604286	11.784544	1.55%	28,455	2005
	11.634636	11.604286	-0.26%	25,773	2004
	11.689079	11.634636	-0.47%	152,415	2003
	11.663532	11.689079	0.22%	177,315	2002
	11.364567	11.663532	2.63%	248,620	2001
	10.844055	11.364567	4.80%	94,187	2000
	10.462911	10.844055	3.64%	92,768	1999
	10.066783	10.462911	3.94%	149,066	1998

40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Initial Class – Q/NQ	16.243925	18.778343	15.60%	16,429	2007
	13.958571	16.243925	16.37%	19,745	2006
	11.897310	13.958571	17.33%	50,925	2005
	10.623695	11.897310	11.99%	54,008	2004
	7.518950	10.623695	41.29%	40,523	2003
	9.570633	7.518950	-21.44%	42,534	2002
	12.320308	9.570633	-22.32%	62,839	2001
	15.453729	12.320308	-20.28%	76,976	2000
	10.994287	15.453729	40.56%	65,541	1999
	9.894400	10.994287	11.12%	48,076	1998

41

Maximum Optional 5% Enhanced Death Benefit Elected
(variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Initial Class – Q/NQ	12.048539	14.117668	17.17%	2,078	2007
	11.432724	12.048539	5.39%	7,322	2006
	11.171781	11.432724	2.34%	7,616	2005
	10.701637	11.171781	4.39%	7,762	2004
	8.808823	10.701637	21.49%	7,994	2003
	10.586882	8.808823	-16.79%	8,181	2002
	11.607029	10.586882	-8.79%	9,841	2001
	13.461613	11.607029	-13.78%	9,392	2000
	11.857417	13.461613	13.53%	9,917	1999
	10.238907	11.857417	15.81%	6,520	1998

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Initial Class – Q/NQ	13.307404	15.138829	13.76%	1,299	2007
	12.588399	13.307404	5.71%	1,815	2006
	12.282785	12.588399	2.49%	2,015	2005
	11.823194	12.282785	3.89%	8,019	2004
	10.174290	11.823194	16.21%	13,948	2003
	11.317060	10.174290	-10.10%	15,612	2002
	11.980443	11.317060	-5.54%	14,892	2001
	12.659254	11.980443	-5.36%	16,047	2000
	11.568800	12.659254	9.43%	16,139	1999
	10.208441	11.568800	13.33%	10,642	1998

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Initial Class – Q/NQ	13.909584	14.939034	7.40%	8,251	2007
	12.640884	13.909584	10.04%	7,883	2006
	12.133277	12.640884	4.18%	9,612	2005
	11.678968	12.133277	3.89%	11,052	2004
	10.071577	11.678968	15.96%	12,729	2003
	11.201595	10.071577	-10.09%	12,118	2002
	11.555522	11.201595	-3.06%	24,064	2001
	12.257491	11.555522	-5.73%	23,036	2000
	11.902806	12.257491	2.98%	22,552	1999
	10.271954	11.902806	15.88%	8,804	1998

42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Initial Class –Q/NQ	20.195647	23.390456	15.82%	13,939	2007
	18.352053	20.195647	10.05%	28,419	2006
	15.932173	18.352053	15.19%	34,168	2005
	14.006921	15.932173	13.75%	35,313	2004
	11.069273	14.006921	26.54%	36,435	2003
	12.396983	11.069273	-10.71%	36,953	2002
	14.343222	12.396983	-13.57%	39,850	2001
	15.593260	14.343222	-8.02%	42,232	2000
	12.740463	15.593260	22.39%	35,989	1999
	9.951081	12.740463	28.03%	21,842	1998

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Initial Class – Q/NQ	16.947453	16.947333	0.00%	28,686	2007
	14.314186	16.947453	18.40%	36,318	2006
	13.726398	14.314186	4.28%	51,930	2005
	12.494773	13.726398	9.86%	70,414	2004
	9.732886	12.494773	28.38%	71,345	2003
	11.897518	9.732886	-18.19%	73,278	2002
	12.709684	11.897518	-6.39%	71,430	2001
	11.900112	12.709684	6.80%	68,914	2000
	11.362118	11.900112	4.73%	59,406	1999
	10.333567	11.362118	9.95%	54,381	1998

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Initial Class – Q/NQ	15.030422	16.598721	10.43%	9,929	2007
	13.482057	15.030422	11.48%	12,966	2006
	12.715976	13.482057	6.02%	18,124	2005
	12.202238	12.715976	4.21%	24,620	2004
	10.008474	12.202238	21.92%	28,822	2003
	12.185475	10.008474	-17.87%	26,625	2002
	13.558120	12.185475	-10.12%	40,331	2001
	14.279936	13.558120	-5.05%	41,235	2000
	13.279886	14.279936	7.53%	41,588	1999
	10.403545	13.279886	27.65%	9,027	1998

43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Initial Class – Q/NQ	10.450759	12.679414	21.33%	28,105	2007
	10.060671	10.450759	3.88%	41,712	2006
	9.379466	10.060671	7.26%	54,320	2005
	8.883453	9.379466	5.58%	94,316	2004
	6.944197	8.883453	27.93%	96,979	2003
	9.020627	6.944197	-23.02%	100,295	2002
	10.702308	9.020627	-15.71%	135,413	2001
	13.100322	10.702308	-18.31%	147,881	2000
	12.754941	13.100322	2.71%	161,121	1999
	10.391285	12.754941	22.75%	118,332	1998

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Initial Class – Q/NQ	13.344763	16.687720	25.05%	38,423	2007
	12.678940	13.344763	5.25%	44,123	2006
	12.165962	12.678940	4.22%	54,879	2005
	11.947602	12.165962	1.83%	62,950	2004
	9.130201	11.947602	30.86%	63,375	2003
	13.262071	9.130201	-31.16%	66,078	2002
	16.351497	13.262071	-18.89%	74,355	2001
	18.646776	16.351497	-12.31%	75,389	2000
	13.773906	18.646776	35.38%	68,415	1999
	10.024687	13.773906	37.40%	42,192	1998

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class – Q/NQ	10.314801	10.442297	1.24%	35,507	2007
	9.413616	10.314801	9.57%	38,215	2006
	9.305233	9.413616	1.16%	43,217	2005
	8.619983	9.305233	7.95%	49,229	2004
	6.876332	8.619983	25.36%	52,202	2003
	6.748658	6.876332	1.89%	54,717	2002
	7.762794	6.748658	-13.06%	59,071	2001
	10.164929	7.762794	-23.63%	64,359	2000
	9.541553	10.164929	6.53%	67,174	1999
	10.125138	9.541553	-5.76%	46,036	1998

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class R – Q/NQ	10.000000	9.791167	-2.09%	0	2007*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	14.893454	15.466742	3.85%	22,067	2007
	13.064662	14.893454	14.00%	36,236	2006
	12.652688	13.064662	3.26%	59,424	2005
	11.612663	12.652688	8.96%	63,463	2004
	9.181101	11.612663	26.48%	61,972	2003
	11.988361	9.181101	-23.42%	62,561	2002
	13.847864	11.988361	-13.43%	72,467	2001
	15.499687	13.847864	-10.66%	73,250	2000
	13.057468	15.499687	18.70%	59,044	1999
	10.330070	13.057468	26.40%	27,002	1998

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.878408	15.291092	2.77%	11,013	2007
	14.474832	14.878408	2.79%	16,969	2006
	14.379491	14.474832	0.66%	20,355	2005
	13.975777	14.379491	2.89%	22,529	2004
	13.486744	13.975777	3.63%	25,063	2003
	12.408647	13.486744	8.69%	25,085	2002
	11.615489	12.408647	6.83%	28,454	2001
	10.601902	11.615489	9.56%	29,771	2000
	10.877515	10.601902	-2.53%	18,814	1999
	10.145651	10.877515	7.21%	6,850	1998

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.125642	12.561438	3.59%	39,989	2007
	11.735816	12.125642	3.32%	14,747	2006
	11.562155	11.735816	1.50%	22,978	2005
	11.598279	11.562155	-0.31%	24,928	2004
	11.658464	11.598279	-0.52%	25,016	2003
	11.638891	11.658464	0.17%	25,144	2002
	11.346346	11.638891	2.58%	41,069	2001
	10.832134	11.346346	4.75%	37,534	2000
	10.456715	10.832134	3.59%	49,021	1999
	10.065929	10.456715	3.88%	71,766	1998

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Initial Class – Q/NQ	16.168711	18.681867	15.54%	6,481	2007
	13.900964	16.168711	16.31%	16,737	2006
	11.854202	13.900964	17.27%	18,273	2005
	10.590569	11.854202	11.93%	20,167	2004
	7.499286	10.590569	41.22%	21,152	2003
	9.550445	7.499286	-21.48%	21,108	2002
	12.300620	9.550445	-22.36%	23,111	2001
	15.436822	12.300620	-20.32%	24,233	2000
	10.987826	15.436822	40.49%	15,948	1999
	9.893604	10.987826	11.06%	9,431	1998

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  The following is a general description of the various types of contracts.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

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For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

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If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

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Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural person’s rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred

50

compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

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If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

  • generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

52

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

53

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

54

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-7

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4 Dublin, Ohio 43017-1522, or calling 1-800-848-6331, Voice Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-7 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.20%) and Nationwide Mutual Fire Insurance Company (4.80%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS’ board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.60% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  NISC is a wholly owned subsidiary of Nationwide.  During the fiscal years ended December 31, 2007, 2006, and 2005, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 17, 2008

84

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series II (AIMBValue2) 976,654 shares (cost $10,578,917)	$12,325,368

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2) 100,504 shares (cost $2,232,304)	2,909,588

AIM VIF – Capital Development Fund – Series I (AIMCapDev) 11,883 shares (cost $177,637)	223,995

AIM VIF – Capital Development Fund – Series II (AIMCapDev2) 39,737 shares (cost $785,458)	736,318

AIM VIF – Core Equity Fund – Series I (AIMCoreEq) 21,460 shares (cost $545,357)	624,712

AIM VIF – Core Equity Fund – Series II (AIMCoreEq2) 66,772 shares (cost $1,698,634)	1,928,380

AIM VIF – International Growth Fund – Series II (AIMIntGr2) 43,187 shares (cost $676,540)	1,435,539

AIM VIF – Mid Cap Core Equity Fund – Series I (AIMMidCpCor) 56,661 shares (cost $714,378)	825,555

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB) 322,878 shares (cost $7,214,353)	8,572,405

AllianceBernstein VPS – International Value Portfolio – Class B (AlVIntlValB) 217,957 shares (cost $3,119,072)	5,422,778

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB) 94,372 shares (cost $2,184,108)	2,827,396

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B (AlVSmMdCpB) 631,519 shares (cost $9,652,966)	10,754,777

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 57,498 shares (cost $848,068)	1,014,269

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 65,522 shares (cost $2,097,692)	2,450,527

Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 127,610 shares (cost $4,063,681)	4,773,889

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 121,253 shares (cost $2,288,084)	2,064,942

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 341,709 shares (cost $1,839,651)	2,518,395

Federated IS – High Income Bond II – Service Shares (FedHiIncS) 1,433,517 shares (cost $10,643,437)	10,679,703

Federated IS – International Equity Fund II (FedIntEq) 12,521 shares (cost $142,679)	234,273

Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2) 28,619 shares (cost $609,365)	866,001

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 296,501 shares (cost $3,368,310)	3,362,319
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 1,073,164 shares (cost $12,135,816)	$12,116,024

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 1,105,750 shares (cost $25,341,314)	26,438,481

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 909,612 shares (cost $20,855,277)	21,666,946

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 1,905,822 shares (cost $43,192,751)	44,920,219

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 523,496 shares (cost $18,219,824)	23,620,159

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 533,438 shares (cost $18,709,934)	23,999,360

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 616,760 shares (cost $18,825,145)	27,538,352

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 2,770,537 shares (cost $17,641,945)	16,567,810

Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR) 301,716 shares (cost $1,941,026)	1,798,226

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 1,389,752 shares (cost $8,871,502)	8,269,024

Fidelity® VIP – High Income Portfolio – Service Class 2 (FidVIPHIS2) 2,248,052 shares (cost $14,181,400)	13,218,544

Fidelity® VIP – High Income Portfolio – Service Class 2R (FidVIPHIS2R) 383,978 shares (cost $2,440,751)	2,253,954

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR) 92,577 shares (cost $592,345)	548,983

Fidelity® VIP – Money Market Portfolio – Initial Class (FidVIPMMkt) 22,377,079 shares (cost $22,377,079)	22,377,079

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 1,043,417 shares (cost $18,055,751)	26,419,313

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 331,028 shares (cost $4,812,733)	8,348,515

Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 314,635 shares (cost $4,956,465)	7,903,636

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 373,396 shares (cost $8,277,413)	9,316,223

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 56,608 shares (cost $1,167,838)	1,425,964

Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal) 38,863 shares (cost $473,193)	507,944

Fidelity® VIP – Value Portfolio – Service Class 2 (FidVIPVal2) 90,836 shares (cost $1,003,439)	1,178,148

Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr) 182,711 shares (cost $2,160,474)	2,833,855

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS) 169,009 shares (cost $2,107,279)	2,604,435

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2) 109,870 shares (cost $1,278,043)	1,684,300
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 273,483 shares (cost $3,833,381)	$4,531,618

Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS) 208,086 shares (cost $2,918,619)	3,429,258

Fidelity® VIP II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2) 180,531 shares (cost $2,487,692)	2,948,073

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 1,713,307 shares (cost $43,357,117)	47,801,258

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 1,233,722 shares (cost $30,928,069)	34,297,472

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 2,195,499 shares (cost $55,405,366)	60,288,401

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPIdx500) 302,186 shares (cost $38,184,310)	49,564,486

Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd) 2,505,762 shares (cost $31,792,620)	31,973,520

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS) 8,124 shares (cost $84,747)	82,138

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2) 329,414 shares (cost $2,959,043)	3,267,784

Fidelity® VIP III – Balanced Portfolio – Initial Class (FidVIPBal) 1,867,599 shares (cost $26,128,916)	29,564,094

Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS) 546,476 shares (cost $7,378,801)	8,617,931

Fidelity® VIP III – Balanced Portfolio – Service Class 2 (FidVIPBalS2) 442,312 shares (cost $5,925,187)	6,922,186

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class (FidVIPDyCapS) 46,287 shares (cost $441,600)	419,822

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class 2 (FidVIPDyCapS2) 430,710 shares (cost $3,485,008)	3,867,780

Fidelity® VIP III – Growth & Income Portfolio – Initial Class (FidVIPGrIn) 751,050 shares (cost $9,833,892)	12,775,364

Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS) 919,003 shares (cost $12,798,073)	15,531,143

Fidelity® VIP III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2) 862,923 shares (cost $10,664,980)	14,462,586

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 3,201,089 shares (cost $63,337,219)	71,608,371

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 813,226 shares (cost $15,527,564)	18,151,206

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2) 197,306 shares (cost $2,922,026)	4,372,308

Fidelity® VIP III – Mid Cap Portfolio – Initial Class (FidVIPMCap) 126,126 shares (cost $3,694,356)	4,560,729

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 431,099 shares (cost $12,501,650)	15,510,953

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 1,624,468 shares (cost $41,755,501)	57,879,781
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 36,487 shares (cost $460,514)	$457,550

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 489,911 shares (cost $6,286,706)	6,182,682

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec) 29,227 shares (cost $386,704)	601,482

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 143,155 shares (cost $2,458,349)	2,807,262

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore) 33,217 shares (cost $432,830)	441,451

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 382,750 shares (cost $3,325,719)	4,428,419

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 774,893 shares (cost $4,959,610)	5,827,196

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS) 189,772 shares (cost $2,966,868)	3,095,177

MFS VIT – Value Series – Service Class (MFSValueS) 661,188 shares (cost $8,569,290)	9,997,160

MTB Large-Cap Growth Fund II (MTBLgCapGr) 237,116 shares (cost $2,349,592)	2,627,247

MTB Large-Cap Value Fund II (MTBLgCapV) 295,592 shares (cost $3,047,752)	3,422,950

MTB Managed Allocation Fund – Moderate Growth II (MTBModGr) 2,782,754 shares (cost $28,893,204)	30,081,576

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2) 348,789 shares (cost $6,711,557)	6,749,077

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2) 191,888 shares (cost $2,239,693)	2,152,980

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2) 140,048 shares (cost $3,440,107)	3,652,462

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2) 8,573 shares (cost $384,746)	373,426

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2) 37,162 shares (cost $2,431,468)	2,681,626

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 12,454 shares (cost $99,827)	95,022

Nationwide VIT – Gartmore Emerging Markets Fund – Class II (NVITEmMrkts2) 136,549 shares (cost $1,649,585)	3,066,899

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6) 633,853 shares (cost $11,099,186)	14,312,410

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 1,885,485 shares (cost $22,078,909)	21,928,193

Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 20,699 shares (cost $356,290)	360,783

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6) 358,826 shares (cost $6,371,009)	6,236,387

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 1,572,268 shares (cost $17,858,458)	21,382,844
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 2,554,700 shares (cost $26,445,345)	$26,568,880

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 11,828,341 shares (cost $125,556,931)	147,144,564

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 4,910,383 shares (cost $54,008,030)	65,504,503

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 4,168,781 shares (cost $45,157,424)	47,315,667

Nationwide VIT – Mid Cap Growth Fund – Class II (NVITMdCpGr2) 6,503 shares (cost $206,555)	209,781

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 67,238 shares (cost $1,113,187)	1,289,634

Nationwide VIT – Mid Cap Index Fund – Class II (NVITMidCap2) 400,656 shares (cost $7,195,479)	7,656,545

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 38,742,008 shares (cost $38,742,008)	38,742,008

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II (NVITSmCapGr2) 168,682 shares (cost $2,562,825)	2,994,112

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 59,570 shares (cost $706,938)	588,556

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II (NVITSmCapVal2) 593,702 shares (cost $7,149,725)	5,794,536

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 37,006 shares (cost $862,117)	821,894

Nationwide VIT – Multi-Manager Small Company Fund – Class II (NVITSmComp2) 274,191 shares (cost $6,409,879)	5,988,333

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2) 5,232 shares (cost $70,207)	70,840

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS) 12,781 shares (cost $232,122)	222,001

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 28,971 shares (cost $514,348)	518,862

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS) 317,763 shares (cost $10,945,791)	14,864,936

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 21,174 shares (cost $695,448)	779,623

Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4) 298,913 shares (cost $9,882,765)	10,844,571

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 21,877 shares (cost $579,748)	800,688

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS) 212,587 shares (cost $5,387,439)	7,710,544

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 34,448 shares (cost $282,973)	274,892

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 193,519 shares (cost $1,606,485)	1,538,477

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap) 49,570 shares (cost $733,990)	902,178
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class (OppMStSCapS) 33,955 shares (cost $669,348)	$612,207

Oppenheimer VAF – Main Street®– Service Class (OppMStS) 640,030 shares (cost $11,924,599)	16,243,956

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS) 3,672,133 shares (cost $18,955,428)	20,747,553

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc) 38,368 shares (cost $957,892)	887,058

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq) 35,819 shares (cost $575,834)	679,137

Putnam VT – Small Cap Value Fund – IB Shares (PVTSmCapV) 23,566 shares (cost $507,614)	441,854

Putnam VT – Voyager Fund – IB Shares (PVTVoygr) 26,568 shares (cost $701,334)	843,009

STI Classic Variable Trust – Large Cap Core Equity Fund (STILgCapEq) 5,275 shares (cost $58,502)	64,993

STI Classic Variable Trust – Large Cap Growth Stock Fund (STILgCapGr) 6,057 shares (cost $95,973)	110,670

STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal) 7,744 shares (cost $115,542)	139,318

STI Classic Variable Trust – Mid-Cap Core Equity Fund (STIMidCapEq) 7,023 shares (cost $78,318)	85,472

STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal) 8,434 shares (cost $136,322)	107,701

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 12,690 shares (cost $310,392)	387,040

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2) 1,271,515 shares (cost $16,622,924)	17,546,900

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2) 154,513 shares (cost $3,850,022)	5,143,748

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2) 169,439 shares (cost $1,916,351)	1,945,162

Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUUSRE2) 182,483 shares (cost $4,989,780)	3,981,783

Total investments	1,498,611,332

Accounts receivable	–

Total assets	1,498,611,332

Accounts payable	75,123

Contract owners’ equity (note 4)	$1,498,536,209

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMCoreEq	AIMCoreEq2	AIMIntGr2
Reinvested dividends	$34,237,996	43,178	–	–	–	7,008	18,378	5,453
Mortality and expense risk charges (note 2)	(20,535,716)	(184,708)	(41,507)	(2,896)	(9,497)	(6,726)	(31,740)	(19,397)

Net investment income (loss)	13,702,280	(141,530)	(41,507)	(2,896)	(9,497)	282	(13,362)	(13,944)

Proceeds from mutual fund shares sold	476,785,564	3,324,728	735,797	60,049	467,345	90,757	1,272,863	573,495
Cost of mutual fund shares sold	(400,100,860)	(2,201,118)	(488,941)	(33,784)	(419,807)	(80,085)	(1,118,599)	(265,929)

Realized gain (loss) on investments	76,684,704	1,123,610	246,856	26,265	47,538	10,672	154,264	307,566
Change in unrealized gain (loss) on investments	(38,420,654)	(1,604,275)	106,874	(20,807)	(60,222)	30,426	26,628	(78,534)

Net gain (loss) on investments	38,264,050	(480,665)	353,730	5,458	(12,684)	41,098	180,892	229,032

Reinvested capital gains	78,954,252	725,911	–	20,258	61,503	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$130,920,582	103,716	312,223	22,820	39,322	41,380	167,530	215,088

Investment activity:	AIMMidCpCor	AlVGrIncB	AlVIntlValB	AlVLrgCpGrB	AlVSmMdCpB	DryIPSmCap	DryStkIx	DryStklxS
Reinvested dividends	$1,832	113,855	60,750	–	91,772	4,531	42,919	75,966
Mortality and expense risk charges (note 2)	(9,478)	(127,134)	(77,689)	(36,638)	(165,619)	(13,081)	(29,360)	(69,130)

Net investment income (loss)	(7,646)	(13,279)	(16,939)	(36,638)	(73,847)	(8,550)	13,559	6,836

Proceeds from mutual fund shares sold	136,381	2,148,394	1,825,164	605,056	3,374,184	210,562	571,949	1,437,867
Cost of mutual fund shares sold	(94,723)	(1,518,123)	(876,254)	(417,833)	(1,968,916)	(128,954)	(393,317)	(1,102,853)

Realized gain (loss) on investments	41,658	630,271	948,910	187,223	1,405,268	81,608	178,632	335,014
Change in unrealized gain (loss) on investments	24,765	(745,848)	(862,673)	162,669	(2,002,880)	(133,712)	(90,211)	(156,176)

Net gain (loss) on investments	66,423	(115,577)	86,237	349,892	(597,612)	(52,104)	88,421	178,838

Reinvested capital gains	11,952	468,336	227,701	–	858,343	48,666	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$70,729	339,480	296,999	313,254	186,884	(11,988)	101,980	185,674

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2	FedQualBd	FedQualBdS	FidVIPEI
Reinvested dividends	$31,149	14,434	914,082	411	–	151,955	629,140	505,308
Mortality and expense risk charges (note 2)	(31,275)	(34,362)	(158,068)	(2,555)	(9,933)	(36,991)	(172,029)	(444,885)

Net investment income (loss)	(126)	(19,928)	756,014	(2,144)	(9,933)	114,964	457,111	60,423

Proceeds from mutual fund shares sold	574,348	461,233	4,493,480	14,552	251,815	483,131	4,721,439	9,085,507
Cost of mutual fund shares sold	(507,759)	(307,391)	(4,615,135)	(8,566)	(135,116)	(511,621)	(5,019,492)	(7,197,048)

Realized gain (loss) on investments	66,589	153,842	(121,655)	5,986	116,699	(28,490)	(298,053)	1,888,459
Change in unrealized gain (loss) on investments	(606,003)	76,599	(389,443)	14,647	21,660	43,031	318,107	(3,811,017)

Net gain (loss) on investments	(539,414)	230,441	(511,098)	20,633	138,359	14,541	20,054	(1,922,558)

Reinvested capital gains	278,351	–	–	–	–	–	–	2,227,382

Net increase (decrease) in contract owners’ equity resulting from operations	$(261,189)	210,513	244,916	18,489	128,426	129,505	477,165	365,247

Investment activity:	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIR	FidVIPHIS
Reinvested dividends	$391,453	762,531	205,156	165,214	111,126	1,397,032	150,985	686,936
Mortality and expense risk charges (note 2)	(267,129)	(658,598)	(336,954)	(247,753)	(338,039)	(280,369)	(12,034)	(99,425)

Net investment income (loss)	124,324	103,933	(131,798)	(82,539)	(226,913)	1,116,663	138,951	587,511

Proceeds from mutual fund shares sold	8,964,076	9,505,904	7,571,800	9,339,620	8,865,434	8,559,918	1,311,005	3,963,934
Cost of mutual fund shares sold	(7,595,168)	(6,355,106)	(8,204,758)	(11,917,906)	(5,140,755)	(8,834,454)	(1,306,155)	(3,589,896)

Realized gain (loss) on investments	1,368,908	3,150,798	(632,958)	(2,578,286)	3,724,679	(274,536)	4,850	374,038
Change in unrealized gain (loss) on investments	(2,950,580)	(6,793,884)	6,115,382	8,246,780	2,600,783	(487,666)	(142,800)	(753,681)

Net gain (loss) on investments	(1,581,672)	(3,643,086)	5,482,424	5,668,494	6,325,462	(762,202)	(137,950)	(379,643)

Reinvested capital gains	1,837,971	3,841,195	19,488	19,747	17,445	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$380,623	302,042	5,370,114	5,605,702	6,115,994	354,461	1,001	207,868

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPHIS2	FidVIPHIS2R	FidVIPHISR	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R
Reinvested dividends	$1,093,755	189,657	44,857	1,301,650	912,997	292,058	246,602	244,092
Mortality and expense risk charges (note 2)	(212,299)	(14,205)	(2,320)	(323,644)	(394,099)	(94,087)	(106,714)	(97,382)

Net investment income (loss)	881,456	175,452	42,537	978,006	518,898	197,971	139,888	146,710

Proceeds from mutual fund shares sold	6,945,649	501,434	204,115	27,616,913	7,815,928	3,727,746	2,490,438	2,134,943
Cost of mutual fund shares sold	(6,917,334)	(508,916)	(207,807)	(27,616,913)	(5,518,032)	(2,084,697)	(1,347,376)	(1,449,604)

Realized gain (loss) on investments	28,315	(7,482)	(3,692)	–	2,297,896	1,643,049	1,143,062	685,339
Change in unrealized gain (loss) on investments	(628,819)	(186,797)	(43,362)	–	(688,223)	(1,115,079)	(610,903)	(277,699)

Net gain (loss) on investments	(600,504)	(194,279)	(47,054)	–	1,609,673	527,970	532,159	407,640

Reinvested capital gains	–	–	–	–	1,940,983	703,656	614,194	473,783

Net increase (decrease) in contract owners’ equity resulting from operations	$280,952	(18,827)	(4,517)	978,006	4,069,554	1,429,597	1,286,241	1,028,133

Investment activity:	FidVIPOvSR	FidVIPVal	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS
Reinvested dividends	$43,836	2,886	5,084	129,346	108,476	70,732	274,077	209,487
Mortality and expense risk charges (note 2)	(14,326)	(5,781)	(18,654)	(43,193)	(25,883)	(24,231)	(62,762)	(35,750)

Net investment income (loss)	29,510	(2,895)	(13,570)	86,153	82,593	46,501	211,315	173,737

Proceeds from mutual fund shares sold	392,348	102,674	629,397	1,070,260	660,432	699,248	852,578	1,236,211
Cost of mutual fund shares sold	(258,834)	(77,870)	(410,785)	(936,955)	(669,162)	(612,722)	(668,072)	(1,161,071)

Realized gain (loss) on investments	133,514	24,804	218,612	133,305	(8,730)	86,526	184,506	75,140
Change in unrealized gain (loss) on investments	(56,027)	(69,153)	(316,669)	273,189	350,592	171,098	58,968	124,011

Net gain (loss) on investments	77,487	(44,349)	(98,057)	406,494	341,862	257,624	243,474	199,151

Reinvested capital gains	92,273	55,360	130,508	–	–	–	127,362	106,535

Net increase (decrease) in contract owners’ equity resulting from operations	$199,270	8,116	18,881	492,647	424,455	304,125	582,151	479,423

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPAMS2	FidVIPCon	FidVIPConS	FidVIPConS2	FidVIPIdx500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2
Reinvested dividends	$175,304	433,877	280,519	432,034	2,034,605	1,704,657	–	–
Mortality and expense risk charges (note 2)	(38,716)	(711,458)	(377,349)	(800,197)	(698,290)	(456,376)	(693)	(42,994)

Net investment income (loss)	136,588	(277,581)	(96,830)	(368,163)	1,336,315	1,248,281	(693)	(42,994)

Proceeds from mutual fund shares sold	1,099,379	15,658,639	13,675,298	11,563,401	21,758,060	17,638,400	61,642	734,656
Cost of mutual fund shares sold	(992,949)	(12,031,669)	(10,383,780)	(6,304,060)	(17,110,367)	(18,778,164)	(52,145)	(570,445)

Realized gain (loss) on investments	106,430	3,626,970	3,291,518	5,259,341	4,647,693	(1,139,764)	9,497	164,211
Change in unrealized gain (loss) on investments	71,518	(7,489,891)	(5,974,120)	(10,780,714)	(3,326,398)	958,049	(6,904)	13,607

Net gain (loss) on investments	177,948	(3,862,921)	(2,682,602)	(5,521,373)	1,321,295	(181,715)	2,593	177,818

Reinvested capital gains	92,914	11,622,607	8,411,302	14,781,163	–	–	7,104	298,482

Net increase (decrease) in contract owners’ equity resulting from operations	$407,450	7,482,105	5,631,870	8,891,627	2,657,610	1,066,566	9,004	433,306

Investment activity:	FidVIPBal	FidVIPBalS	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2
Reinvested dividends	$1,048,947	291,589	230,950	1,081	4,651	255,888	301,097	216,701
Mortality and expense risk charges (note 2)	(448,171)	(94,473)	(98,860)	(5,872)	(56,401)	(196,776)	(179,978)	(202,592)

Net investment income (loss)	600,776	197,116	132,090	(4,791)	(51,750)	59,112	121,119	14,109

Proceeds from mutual fund shares sold	6,886,187	3,356,534	1,879,681	497,903	1,183,744	4,151,159	6,759,090	4,051,134
Cost of mutual fund shares sold	(6,652,796)	(2,842,179)	(1,609,694)	(372,677)	(712,519)	(3,733,309)	(6,216,334)	(3,132,447)

Realized gain (loss) on investments	233,391	514,355	269,987	125,226	471,225	417,850	542,756	918,687
Change in unrealized gain (loss) on investments	255,661	(356,688)	(145,366)	(132,081)	(656,224)	360,228	443,153	6,663

Net gain (loss) on investments	489,052	157,667	124,621	(6,855)	(184,999)	778,078	985,909	925,350

Reinvested capital gains	1,276,761	400,353	316,259	52,598	449,687	602,074	820,943	672,887

Net increase (decrease) in contract owners’ equity resulting from operations	$2,366,589	755,136	572,970	40,952	212,938	1,439,264	1,927,971	1,612,346

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$–	–	–	42,834	126,262	302,233	4,460	42,018
Mortality and expense risk charges (note 2)	(1,032,755)	(197,399)	(59,139)	(62,857)	(175,007)	(816,300)	(6,358)	(96,734)

Net investment income (loss)	(1,032,755)	(197,399)	(59,139)	(20,023)	(48,745)	(514,067)	(1,898)	(54,716)

Proceeds from mutual fund shares sold	19,274,831	7,824,753	1,979,371	1,168,844	6,732,606	14,776,486	135,042	4,125,247
Cost of mutual fund shares sold	(20,707,337)	(8,442,513)	(1,501,977)	(588,819)	(3,733,900)	(7,980,437)	(107,671)	(4,026,468)

Realized gain (loss) on investments	(1,432,506)	(617,760)	477,394	580,025	2,998,706	6,796,049	27,371	98,779
Change in unrealized gain (loss) on investments	16,735,823	4,761,749	572,067	(367,789)	(2,281,935)	(3,870,592)	(59,821)	(495,937)

Net gain (loss) on investments	15,303,317	4,143,989	1,049,461	212,236	716,771	2,925,457	(32,450)	(397,158)

Reinvested capital gains	–	–	–	438,000	1,745,864	5,848,772	57,523	788,054

Net increase (decrease) in contract owners’ equity resulting from operations	$14,270,562	3,946,590	990,322	630,213	2,413,890	8,260,162	23,175	336,180

Investment activity:	FrVIPForSec	FrVIPRisDiv	JAspRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValueS	MTBLgCapGr
Reinvested dividends	$12,743	78,029	2,205	4,013	–	–	90,770	9,666
Mortality and expense risk charges (note 2)	(6,510)	(35,271)	(9,561)	(65,297)	(88,205)	(50,938)	(144,942)	(30,301)

Net investment income (loss)	6,233	42,758	(7,356)	(61,284)	(88,205)	(50,938)	(54,172)	(20,635)

Proceeds from mutual fund shares sold	52,854	416,197	604,802	889,328	1,406,018	2,186,842	4,111,824	456,968
Cost of mutual fund shares sold	(30,196)	(275,917)	(584,815)	(616,755)	(1,079,241)	(1,558,494)	(2,714,287)	(347,360)

Realized gain (loss) on investments	22,658	140,280	19,987	272,573	326,777	628,348	1,397,537	109,608
Change in unrealized gain (loss) on investments	22,718	(329,289)	29,076	225,275	45,719	(805,103)	(894,316)	(69,299)

Net gain (loss) on investments	45,376	(189,009)	49,063	497,848	372,496	(176,755)	503,221	40,309

Reinvested capital gains	26,387	44,218	4,776	–	245,678	309,699	182,071	182,166

Net increase (decrease) in contract owners’ equity resulting from operations	$77,996	(102,033)	46,483	436,564	529,969	82,006	631,120	201,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	MTBLgCapV	MTBModGr	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc3
Reinvested dividends	$37,939	625,960	122,371	134,018	78,096	4,566	13,175	9,748
Mortality and expense risk charges (note 2)	(43,317)	(355,227)	(69,331)	(21,113)	(33,140)	(1,485)	(29,923)	(1,717)

Net investment income (loss)	(5,378)	270,733	53,040	112,905	44,956	3,081	(16,748)	8,031

Proceeds from mutual fund shares sold	470,220	3,504,585	1,190,782	651,565	855,840	151,186	560,481	64,462
Cost of mutual fund shares sold	(291,272)	(2,863,563)	(1,046,038)	(629,625)	(710,930)	(153,518)	(483,458)	(63,672)

Realized gain (loss) on investments	178,948	641,022	144,744	21,940	144,910	(2,332)	77,023	790
Change in unrealized gain (loss) on investments	(277,739)	(113,136)	(54,259)	(111,266)	99,428	(11,320)	176,490	(6,019)

Net gain (loss) on investments	(98,791)	527,886	90,485	(89,326)	244,338	(13,652)	253,513	(5,229)

Reinvested capital gains	122,937	933,072	3,042	–	–	–	776	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,768	1,731,691	146,567	23,579	289,294	(10,571)	237,541	2,802

Investment activity:	NVITEmMrkts2	NVITEmMrkts6	NVITGvtBd	NVITIntVal3	NVITIntVal6	NVITIDAgg2	NVITIDCon2	NVITIDMod2
Reinvested dividends	$12,417	75,627	948,989	8,130	134,137	438,200	1,004,962	4,084,772
Mortality and expense risk charges (note 2)	(35,310)	(162,794)	(272,946)	(4,898)	(86,017)	(318,591)	(377,428)	(2,075,815)

Net investment income (loss)	(22,893)	(87,167)	676,043	3,232	48,120	119,609	627,534	2,008,957

Proceeds from mutual fund shares sold	800,610	5,950,025	5,935,831	165,098	2,010,180	3,766,616	10,762,985	26,148,352
Cost of mutual fund shares sold	(439,664)	(4,234,634)	(6,307,443)	(138,633)	(1,680,707)	(2,596,019)	(10,344,206)	(18,157,283)

Realized gain (loss) on investments	360,946	1,715,391	(371,612)	26,465	329,473	1,170,597	418,779	7,991,069
Change in unrealized gain (loss) on investments	385,176	1,382,103	900,985	(48,206)	(780,478)	(1,020,982)	(539,167)	(5,766,525)

Net gain (loss) on investments	746,122	3,097,494	529,373	(21,741)	(451,005)	149,615	(120,388)	2,224,544

Reinvested capital gains	311,453	1,307,143	–	26,635	485,051	736,982	673,591	2,441,097

Net increase (decrease) in contract owners’ equity resulting from operations	$1,034,682	4,317,470	1,205,416	8,126	82,166	1,006,206	1,180,737	6,674,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIDModAg2	NVITIDModCon2	NVITMdCpGr2	NVITMidCap	NVITMidCap2	NVITMyMkt	NVITSmCapGr2	NVITSmCapVal
Reinvested dividends	$1,523,782	1,507,519	–	18,271	103,134	1,645,636	–	7,862
Mortality and expense risk charges (note 2)	(917,300)	(656,475)	(6,320)	(15,663)	(111,141)	(448,928)	(41,019)	(7,965)

Net investment income (loss)	606,482	851,044	(6,320)	2,608	(8,007)	1,196,708	(41,019)	(103)

Proceeds from mutual fund shares sold	9,704,414	10,319,301	716,241	204,231	2,483,439	22,119,137	1,128,372	123,193
Cost of mutual fund shares sold	(6,282,333)	(8,955,605)	(692,037)	(142,404)	(1,940,851)	(22,119,137)	(838,260)	(114,262)

Realized gain (loss) on investments	3,422,081	1,363,696	24,204	61,827	542,588	–	290,112	8,931
Change in unrealized gain (loss) on investments	(2,199,185)	(1,254,249)	6,739	(16,761)	(223,105)	–	(4,472)	(146,717)

Net gain (loss) on investments	1,222,896	109,447	30,943	45,066	319,483	–	285,640	(137,786)

Reinvested capital gains	1,314,062	1,312,609	–	38,873	239,934	–	–	87,358

Net increase (decrease) in contract owners’ equity resulting from operations	$3,143,440	2,273,100	24,623	86,547	551,410	1,196,708	244,621	(50,531)

Investment activity:	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund2	NBTARegS	NBTSocRes	OppCapApS	OppGlSec3
Reinvested dividends	$67,856	799	–	483	912	522	1,495	9,882
Mortality and expense risk charges (note 2)	(106,037)	(10,599)	(86,115)	(606)	(6,160)	(8,620)	(201,650)	(8,887)

Net investment income (loss)	(38,181)	(9,800)	(86,115)	(123)	(5,248)	(8,098)	(200,155)	995

Proceeds from mutual fund shares sold	3,030,736	250,779	1,957,543	1,498	553,407	819,971	2,795,670	99,345
Cost of mutual fund shares sold	(3,026,166)	(204,364)	(1,881,614)	(1,277)	(545,761)	(722,513)	(1,901,978)	(72,327)

Realized gain (loss) on investments	4,570	46,415	75,929	221	7,646	97,458	893,692	27,018
Change in unrealized gain (loss) on investments	(1,436,259)	(142,691)	(833,635)	(1,185)	(11,351)	(51,485)	1,111,698	(28,094)

Net gain (loss) on investments	(1,431,689)	(96,276)	(757,706)	(964)	(3,705)	45,973	2,005,390	(1,076)

Reinvested capital gains	892,763	119,377	908,974	2,708	5,914	1,962	–	35,976

Net increase (decrease) in contract owners’ equity resulting from operations	$(577,107)	13,301	65,153	1,621	(3,039)	39,837	1,805,235	35,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppGlSec4	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppMStSCap	OppMStSCapS	OppMStS
Reinvested dividends	$121,826	11,225	105,987	–	152,608	3,493	563	149,006
Mortality and expense risk charges (note 2)	(144,781)	(8,996)	(109,820)	(1,435)	(21,120)	(11,798)	(7,593)	(230,000)

Net investment income (loss)	(22,955)	2,229	(3,833)	(1,435)	131,488	(8,305)	(7,030)	(80,994)

Proceeds from mutual fund shares sold	2,982,037	94,941	2,018,516	10,067	684,650	211,460	497,647	2,884,116
Cost of mutual fund shares sold	(2,288,905)	(52,566)	(1,127,314)	(10,362)	(668,466)	(109,368)	(473,565)	(1,647,007)

Realized gain (loss) on investments	693,132	42,375	891,202	(295)	16,184	102,092	24,082	1,237,109
Change in unrealized gain (loss) on investments	(717,211)	(42,462)	(892,818)	(8,081)	(155,732)	(152,246)	(78,062)	(607,993)

Net gain (loss) on investments	(24,079)	(87)	(1,616)	(8,376)	(139,548)	(50,154)	(53,980)	629,116

Reinvested capital gains	529,971	40,802	443,241	–	–	37,246	12,186	–

Net increase (decrease) in contract owners’ equity resulting from operations	$482,937	42,944	437,792	(9,811)	(8,060)	(21,213)	(48,824)	548,122

Investment activity:	OppStratBdS	PVTGroInc	PVTIntlEq	PVTSmCapV	PVTVoygr	STIIntlEq	STIInvGrBd	STILgCapEq
Reinvested dividends	$670,546	12,867	19,450	3,236	–	14	154	823
Mortality and expense risk charges (note 2)	(261,550)	(12,984)	(8,068)	(6,226)	(11,416)	(6)	(31)	(971)

Net investment income (loss)	408,996	(117)	11,382	(2,990)	(11,416)	8	123	(148)

Proceeds from mutual fund shares sold	5,751,594	329,042	57,482	138,159	154,276	2,744	7,075	7,858
Cost of mutual fund shares sold	(5,210,728)	(288,044)	(40,104)	(77,956)	(122,461)	(2,002)	(7,171)	(5,650)

Realized gain (loss) on investments	540,866	40,998	17,378	60,203	31,815	742	(96)	2,208
Change in unrealized gain (loss) on investments.	628,658	(255,293)	(67,758)	(192,695)	14,970	(901)	34	(6,170)

Net gain (loss) on investments	1,169,524	(214,295)	(50,380)	(132,492)	46,785	(159)	(62)	(3,962)

Reinvested capital gains	–	147,855	84,199	64,711	–	281	–	4,116

Net increase (decrease) in contract owners’ equity resulting from operations	$1,578,520	(66,557)	45,201	(70,771)	35,369	130	61	6

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	STILgCapGr	STILgCapVal	STIMidCapEq	STISmCapVal	DrySRGro	VKLCom2	VKLStratGro2	VKUCorPlus2
Reinvested dividends	$581	2,741	250	955	2,144	338,267	–	88,385
Mortality and expense risk charges (note 2)	(2,589)	(2,825)	(1,872)	(1,148)	(4,454)	(268,928)	(70,210)	(29,021)

Net investment income (loss)	(2,008)	(84)	(1,622)	(193)	(2,310)	69,339	(70,210)	59,364

Proceeds from mutual fund shares sold	202,069	161,034	112,804	25,544	65,415	5,176,744	1,121,837	1,353,164
Cost of mutual fund shares sold	(177,936)	(112,645)	(78,548)	(23,902)	(49,846)	(3,838,600)	(766,193)	(1,368,089)

Realized gain (loss) on investments	24,133	48,389	34,256	1,642	15,569	1,338,144	355,644	(14,925)
Change in unrealized gain (loss) on investments	(8,834)	(38,087)	(35,458)	(26,197)	11,650	(2,457,488)	421,832	41,886

Net gain (loss) on investments	15,299	10,302	(1,202)	(24,555)	27,219	(1,119,344)	777,476	26,961

Reinvested capital gains	6,343	–	13,430	25,202	–	469,378	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,634	10,218	10,606	454	24,909	(580,627)	707,266	86,325

Investment activity:	VKUUSRE2
Reinvested dividends	$52,336
Mortality and expense risk charges (note 2)	(78,238)

Net investment income (loss)	(25,902)

Proceeds from mutual fund shares sold	4,260,173
Cost of mutual fund shares sold	(3,378,445)

Realized gain (loss) on investments	881,728
Change in unrealized gain (loss) on investments	(2,322,436)

Net gain (loss) on investments	(1,440,708)

Reinvested capital gains	485,757

Net increase (decrease) in contract owners’ equity resulting from operations	$(980,853)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue2		AIMCapAp2		AIMCapDev
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$13,702,280	12,523,422	(141,530)	(184,021)	(41,507)	(42,546)	(2,896)	(2,597)
Realized gain (loss) on investments	76,684,704	33,357,396	1,123,610	1,312,607	246,856	140,877	26,265	18,662
Change in unrealized gain (loss) on investments	(38,420,654)	59,982,481	(1,604,275)	(180,102)	106,874	41,409	(20,807)	10,967
Reinvested capital gains	78,954,252	57,493,885	725,911	637,346	–	–	20,258	4,191

Net increase (decrease) in contract owners’ equity resulting from operations	130,920,582	163,357,184	103,716	1,585,830	312,223	139,740	22,820	31,223

Equity transactions:
Purchase payments received from contract owners (note 3)	41,477,773	52,106,118	284,833	354,722	77,785	34,972	6,078	12,972
Transfers between funds	–	–	(1,056,265)	(1,200,600)	(116,480)	(25,679)	(25,295)	(1,856)
Redemptions (note 3)	(335,326,787)	(341,659,011)	(2,053,565)	(2,082,911)	(418,250)	(259,729)	(21,474)	(9,512)
Annuity benefits	(167,097)	(195,740)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(68,722)	(82,391)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,958,056)	(2,245,068)	(18,233)	(22,332)	(5,566)	(4,696)	(500)	(375)
Adjustments to maintain reserves	(61,077)	152,824	(28)	428	(167)	9	(21)	(2)

Net equity transactions	(296,103,966)	(291,923,268)	(2,843,258)	(2,950,693)	(462,678)	(255,123)	(41,212)	1,227

Net change in contract owners’ equity	(165,183,384)	(128,566,084)	(2,739,542)	(1,364,863)	(150,455)	(115,383)	(18,392)	32,450
Contract owners’ equity beginning of period	1,663,719,593	1,792,285,677	15,064,760	16,429,623	3,059,928	3,175,311	242,377	209,927

Contract owners’ equity end of period	$1,498,536,209	1,663,719,593	12,325,218	15,064,760	2,909,473	3,059,928	223,985	242,377

CHANGES IN UNITS:
Beginning units	116,091,828	136,431,377	1,147,537	1,394,538	267,318	290,170	16,306	16,278

Units purchased	20,457,178	20,346,147	60,189	62,804	21,268	17,959	1,102	3,006
Units redeemed	(38,861,404)	(40,685,696)	(268,917)	(309,805)	(58,147)	(40,811)	(3,661)	(2,978)

Ending units	97,687,602	116,091,828	938,809	1,147,537	230,439	267,318	13,747	16,306

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCapDev2		AIMCoreEq		AIMCoreEq2		AIMIntGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(9,497)	(5,371)	282	(804)	(13,362)	(5,743)	(13,944)	(5,450)
Realized gain (loss) on investments	47,538	32,515	10,672	(404)	154,264	(3,516)	307,566	148,839
Change in unrealized gain (loss) on investments	(60,222)	(109)	30,426	48,930	26,628	203,118	(78,534)	263,192
Reinvested capital gains	61,503	8,090	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	39,322	35,125	41,380	47,722	167,530	193,859	215,088	406,581

Equity transactions:
Purchase payments received from contract owners (note 3)	91,981	41,395	7,774	4,661	55,041	94,707	7	–
Transfers between funds	224,709	180,724	393	583,284	(719,964)	2,780,438	(40,180)	(159,860)
Redemptions (note 3)	(107,050)	(22,029)	(48,542)	(11,361)	(525,668)	(125,704)	(509,327)	(161,756)
Annuity benefits	–	–	–	–	(657)	(447)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(117)	(13)	(494)	(103)	(2,329)	(338)	(4,682)	(2,913)
Adjustments to maintain reserves	(47)	69	(46)	15	729	11,668	26	203

Net equity transactions	209,476	200,146	(40,915)	576,496	(1,192,848)	2,760,324	(554,156)	(324,326)

Net change in contract owners’ equity	248,798	235,271	465	624,218	(1,025,318)	2,954,183	(339,068)	82,255
Contract owners’ equity beginning of period	487,463	252,192	624,218	–	2,954,183	–	1,774,544	1,692,289

Contract owners’ equity end of period	$736,261	487,463	624,683	624,218	1,928,865	2,954,183	1,435,476	1,774,544

CHANGES IN UNITS:
Beginning units	32,190	19,368	57,148	–	272,774	–	91,233	110,019

Units purchased	46,581	42,859	3,817	60,058	9,868	294,001	675	–
Units redeemed	(34,393)	(30,037)	(7,524)	(2,910)	(115,470)	(21,227)	(26,515)	(18,786)

Ending units	44,378	32,190	53,441	57,148	167,172	272,774	65,393	91,233

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMMidCpCor		AIMPreEq		AIMPreEq2		AlVGrIncB
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,646)	(1,048)	–	3,988	–	5,907	(13,279)	(15,980)
Realized gain (loss) on investments	41,658	27,109	–	103,590	–	496,855	630,271	626,982
Change in unrealized gain (loss) on investments	24,765	(31,440)	–	(78,845)	–	(399,237)	(745,848)	260,447
Reinvested capital gains	11,952	85,445	–	–	–	–	468,336	514,354

Net increase (decrease) in contract owners’ equity resulting from operations	70,729	80,066	–	28,733	–	103,525	339,480	1,385,803

Equity transactions:
Purchase payments received from contract owners (note 3)	9,104	14,598	–	55	–	13,398	84,332	258,248
Transfers between funds	(81,655)	(22,282)	–	(577,015)	–	(2,156,611)	(504,647)	(369,243)
Redemptions (note 3)	(43,589)	(23,462)	–	(6,931)	–	(21,387)	(1,417,968)	(1,206,788)
Annuity benefits	–	–	–	–	–	(147)	(667)	(603)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(517)	(63)	–	(180)	–	(490)	(9,569)	(29,389)
Adjustments to maintain reserves	1	(30)	–	(38)	–	(1,191)	494	1,029

Net equity transactions	(116,656)	(31,239)	–	(584,109)	–	(2,166,428)	(1,848,025)	(1,346,746)

Net change in contract owners’ equity	(45,927)	48,827	–	(555,376)	–	(2,062,903)	(1,508,545)	39,057
Contract owners’ equity beginning of period	871,512	822,685	–	555,376	–	2,062,903	10,081,169	10,042,112

Contract owners’ equity end of period	$825,585	871,512	–	–	–	–	8,572,624	10,081,169

CHANGES IN UNITS:
Beginning units	61,022	63,405	–	50,633	–	210,269	735,403	845,191

Units purchased	1,022	3,822	–	5	–	1,792	35,299	62,581
Units redeemed	(8,721)	(6,205)	–	(50,638)	–	(212,061)	(166,058)	(172,369)

Ending units	53,323	61,022	–	–	–	–	604,644	735,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVIntlValB		AlVLrgCpGrB		AlVSmMdCpB		DryIPSmCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(16,939)	4,248	(36,638)	(40,456)	(73,847)	(140,007)	(8,550)	(8,644)
Realized gain (loss) on investments	948,910	602,270	187,223	241,703	1,405,268	1,174,867	81,608	58,020
Change in unrealized gain (loss) on investments	(862,673)	1,192,940	162,669	(277,391)	(2,002,880)	(341,991)	(133,712)	68,916
Reinvested capital gains	227,701	123,921	–	–	858,343	926,462	48,666	26,869

Net increase (decrease) in contract owners’ equity resulting from operations	296,999	1,923,379	313,254	(76,144)	186,884	1,619,331	(11,988)	145,161

Equity transactions:
Purchase payments received from contract owners (note 3)	1,055	4,474	91,922	76,234	187,965	281,513	2,722	66,249
Transfers between funds	(343,430)	(621,582)	(69,449)	(344,308)	(920,342)	(584,302)	(135,183)	(47,702)
Redemptions (note 3)	(1,392,268)	(577,166)	(307,067)	(381,955)	(1,873,339)	(1,601,757)	(50,624)	(55,363)
Annuity benefits	–	–	–	–	(739)	(668)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(13,060)	(5,876)	(4,418)	(12,333)	(17,010)	(18,642)	(1,295)	(1,527)
Adjustments to maintain reserves	37	1,468	(46)	132	(1,038)	1,509	(59)	31

Net equity transactions	(1,747,666)	(1,198,682)	(289,058)	(662,230)	(2,624,503)	(1,922,347)	(184,439)	(38,312)

Net change in contract owners’ equity	(1,450,667)	724,697	24,196	(738,374)	(2,437,619)	(303,016)	(196,427)	106,849
Contract owners’ equity beginning of period	6,873,247	6,148,550	2,803,216	3,541,590	13,190,958	13,493,974	1,210,663	1,103,814

Contract owners’ equity end of period	$5,422,580	6,873,247	2,827,412	2,803,216	10,753,339	13,190,958	1,014,236	1,210,663

CHANGES IN UNITS:
Beginning units	271,312	323,653	261,485	324,021	750,612	865,217	75,679	78,129

Units purchased	1,527	359	30,736	27,345	61,790	76,498	1,130	6,929
Units redeemed	(67,373)	(52,700)	(56,981)	(89,881)	(201,764)	(191,103)	(12,149)	(9,379)

Ending units	205,466	271,312	235,240	261,485	610,638	750,612	64,660	75,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryStkIx		DryStklxS		FedAmLeadS		FedCapApS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$13,559	11,680	6,836	5,421	(126)	1,062	(19,928)	(18,670)
Realized gain (loss) on investments	178,632	212,557	335,014	139,006	66,589	97,909	153,842	104,543
Change in unrealized gain (loss) on investments	(90,211)	91,744	(156,176)	499,989	(606,003)	(63,167)	76,599	251,428
Reinvested capital gains	–	–	–	–	278,351	331,996	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	101,980	315,981	185,674	644,416	(261,189)	367,800	210,513	337,301

Equity transactions:
Purchase payments received from contract owners (note 3)	66,179	143,390	101,847	256,716	65,722	77,201	78,039	56,285
Transfers between funds	(68,930)	(196,748)	(123,282)	(10,846)	(145,875)	(122,188)	(65,093)	(79,956)
Redemptions (note 3)	(106,122)	(82,183)	(688,185)	(493,845)	(320,855)	(279,990)	(278,721)	(232,095)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,167)	(2,104)	(5,229)	(8,736)	(4,481)	(8,435)	(3,583)	(3,473)
Adjustments to maintain reserves	37	142	32	180	(112)	19	(61)	115

Net equity transactions	(110,003)	(137,503)	(714,817)	(256,531)	(405,601)	(333,393)	(269,419)	(259,124)

Net change in contract owners’ equity	(8,023)	178,478	(529,143)	387,885	(666,790)	34,407	(58,906)	78,177
Contract owners’ equity beginning of period	2,458,545	2,280,067	5,302,944	4,915,059	2,731,670	2,697,263	2,577,261	2,499,084

Contract owners’ equity end of period	$2,450,522	2,458,545	4,773,801	5,302,944	2,064,880	2,731,670	2,518,355	2,577,261

CHANGES IN UNITS:
Beginning units	185,956	196,318	341,893	360,175	209,203	237,603	213,327	236,385

Units purchased	31,446	46,771	53,262	74,586	15,731	16,645	17,710	12,809
Units redeemed	(38,785)	(57,133)	(98,177)	(92,868)	(47,394)	(45,045)	(38,417)	(35,867)

Ending units	178,617	185,956	296,978	341,893	177,540	209,203	192,620	213,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedHiIncS		FedIntEq		FedMidCpGr2		FedQualBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$756,014	848,472	(2,144)	(1,862)	(9,933)	(9,528)	114,964	93,231
Realized gain (loss) on investments	(121,655)	(25,705)	5,986	995	116,699	45,210	(28,490)	(24,356)
Change in unrealized gain (loss) on investments	(389,443)	259,186	14,647	35,028	21,660	15,700	43,031	26,644
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	244,916	1,081,953	18,489	34,161	128,426	51,382	129,505	95,519

Equity transactions:
Purchase payments received from contract owners (note 3)	691,789	305,493	–	–	22,137	21,437	112,290	128,916
Transfers between funds	(1,066,559)	471,246	(9,988)	–	(22,996)	39,515	209,149	(85,178)
Redemptions (note 3)	(1,675,675)	(1,686,625)	(1,973)	(533)	(102,003)	(54,761)	(349,470)	(213,324)
Annuity benefits	–	–	–	–	(2,766)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(24,604)	(24,369)	(25)	–	(180)	(1,218)	(4,991)	(6,365)
Adjustments to maintain reserves	24	825	(6)	8	119	74	(55)	(40)

Net equity transactions	(2,075,025)	(933,430)	(11,992)	(525)	(105,689)	5,047	(33,077)	(175,991)

Net change in contract owners’ equity	(1,830,109)	148,523	6,497	33,636	22,737	56,429	96,428	(80,472)
Contract owners’ equity beginning of period	12,509,632	12,361,109	227,795	194,159	843,482	787,053	3,265,829	3,346,301

Contract owners’ equity end of period	$10,679,523	12,509,632	234,292	227,795	866,219	843,482	3,362,257	3,265,829

CHANGES IN UNITS:
Beginning units	875,905	944,507	15,736	15,775	55,039	54,951	279,545	295,088

Units purchased	217,013	297,058	–	–	7,127	6,713	41,683	27,452
Units redeemed	(359,011)	(365,660)	(801)	(39)	(14,521)	(6,625)	(44,706)	(42,995)

Ending units	733,907	875,905	14,935	15,736	47,645	55,039	276,522	279,545

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBdS		FidVIPEI		FidVIPEIS		FidVIPEIS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$457,111	366,703	60,423	682,883	124,324	663,015	103,933	835,023
Realized gain (loss) on investments	(298,053)	(124,272)	1,888,459	907,138	1,368,908	709,364	3,150,798	1,241,467
Change in unrealized gain (loss) on investments	318,107	124,114	(3,811,017)	144,541	(2,950,580)	278,326	(6,793,884)	343,909
Reinvested capital gains	–	–	2,227,382	4,184,052	1,837,971	3,719,325	3,841,195	6,118,431

Net increase (decrease) in contract owners’ equity resulting from operations	477,165	366,545	365,247	5,918,614	380,623	5,370,030	302,042	8,538,830

Equity transactions:
Purchase payments received from contract owners (note 3)	438,523	638,423	364,702	252,655	195,932	575,558	1,149,912	1,645,635
Transfers between funds	(1,457,906)	546,655	(122,231)	543,704	(1,646,925)	(488,819)	(1,817,107)	(1,544,746)
Redemptions (note 3)	(1,871,947)	(1,717,946)	(7,917,074)	(11,411,844)	(7,122,622)	(9,948,996)	(7,474,301)	(5,627,440)
Annuity benefits	(522)	(520)	(200)	(9,927)	(1,407)	(1,260)	–	–
Annual contract maintenance charges (note 2)	–	–	(5,101)	(5,755)	–	–	–	–
Contingent deferred sales charges (note 2)	(27,572)	(31,910)	(2,043)	(5,311)	(3,743)	(10,375)	(70,203)	(82,097)
Adjustments to maintain reserves	195	(89)	(65)	209	745	1,272	2,115	10,313

Net equity transactions	(2,919,229)	(565,387)	(7,682,012)	(10,636,269)	(8,578,020)	(9,872,620)	(8,209,584)	(5,598,335)

Net change in contract owners’ equity	(2,442,064)	(198,842)	(7,316,765)	(4,717,655)	(8,197,397)	(4,502,590)	(7,907,542)	2,940,495
Contract owners’ equity beginning of period	14,558,220	14,757,062	33,755,176	38,472,831	29,864,999	34,367,589	52,827,666	49,887,171

Contract owners’ equity end of period	$12,116,156	14,558,220	26,438,411	33,755,176	21,667,602	29,864,999	44,920,124	52,827,666

CHANGES IN UNITS:
Beginning units	1,265,396	1,316,031	1,675,332	2,268,978	1,848,034	2,510,246	3,777,054	4,235,309

Units purchased	232,814	248,576	110,143	141,991	58,417	222,140	365,687	370,334
Units redeemed	(483,533)	(299,211)	(475,226)	(735,637)	(563,744)	(884,352)	(944,020)	(828,589)

Ending units	1,014,677	1,265,396	1,310,249	1,675,332	1,342,707	1,848,034	3,198,721	3,777,054

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGr		FidVIPGrS		FidVIPGrS2		FidVIPHI
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(131,798)	(276,333)	(82,539)	(220,446)	(226,913)	(317,839)	1,116,663	1,396,944
Realized gain (loss) on investments	(632,958)	(5,040,962)	(2,578,286)	(5,954,616)	3,724,679	2,194,932	(274,536)	(69,315)
Change in unrealized gain (loss) on investments	6,115,382	6,754,333	8,246,780	7,840,967	2,600,783	(431,288)	(487,666)	1,021,177
Reinvested capital gains	19,488	–	19,747	–	17,445	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,370,114	1,437,038	5,605,702	1,665,905	6,115,994	1,445,805	354,461	2,348,806

Equity transactions:
Purchase payments received from contract owners (note 3)	186,711	277,696	173,088	362,899	292,273	598,644	46,299	131,429
Transfers between funds	(347,891)	(1,621,135)	(717,410)	(2,066,264)	(115,034)	(2,586,593)	(2,798,640)	(873,581)
Redemptions (note 3)	(6,082,767)	(8,827,479)	(7,987,135)	(10,310,818)	(5,641,173)	(4,496,360)	(4,307,404)	(8,017,429)
Annuity benefits	–	(16,373)	–	–	–	–	(1,821)	(9,146)
Annual contract maintenance charges (note 2)	(5,216)	(6,924)	–	–	–	–	(3,187)	(3,920)
Contingent deferred sales charges (note 2)	(3,584)	(7,693)	(2,747)	(19,703)	(45,345)	(58,314)	(738)	(2,737)
Adjustments to maintain reserves	(242)	520	(119)	(24)	(16,339)	3,239	418	880

Net equity transactions	(6,252,989)	(10,201,388)	(8,534,323)	(12,033,910)	(5,525,618)	(6,539,384)	(7,065,073)	(8,774,504)

Net change in contract owners’ equity	(882,875)	(8,764,350)	(2,928,621)	(10,368,005)	590,376	(5,093,579)	(6,710,612)	(6,425,698)
Contract owners’ equity beginning of period	24,502,919	33,267,269	26,927,897	37,295,902	26,931,305	32,024,884	23,277,936	29,703,634

Contract owners’ equity end of period	$23,620,044	24,502,919	23,999,276	26,927,897	27,521,681	26,931,305	16,567,324	23,277,936

CHANGES IN UNITS:
Beginning units	1,587,272	2,270,865	2,071,785	3,024,143	3,550,271	4,427,606	1,918,167	2,687,632

Units purchased	100,354	51,440	115,110	33,928	1,086,011	217,916	133,156	321,066
Units redeemed	(466,737)	(735,033)	(735,256)	(986,286)	(1,655,669)	(1,095,251)	(704,819)	(1,090,531)

Ending units	1,220,889	1,587,272	1,451,639	2,071,785	2,980,613	3,550,271	1,346,504	1,918,167

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHIR		FidVIPHIS		FidVIPHIS2		FidVIPHIS2R
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$138,951	–	587,511	750,919	881,456	1,179,977	175,452	–
Realized gain (loss) on investments	4,850	–	374,038	95,038	28,315	377,780	(7,482)	–
Change in unrealized gain (loss) on investments	(142,800)	–	(753,681)	483,927	(628,819)	179,751	(186,797)	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,001	–	207,868	1,329,884	280,952	1,737,508	(18,827)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	22,033	–	46,432	134,226	280,947	423,706	142,867	–
Transfers between funds	2,006,121	–	(798,239)	(815,828)	(3,568,914)	388,812	2,343,913	–
Redemptions (note 3)	(230,930)	–	(3,104,154)	(5,766,038)	(2,939,571)	(2,449,639)	(212,718)	–
Annuity benefits	–	–	(1,220)	(1,169)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(1,130)	(9,080)	(33,545)	(41,251)	(1,281)	–
Adjustments to maintain reserves	97	–	628	695	448	1,629	287	–

Net equity transactions	1,797,321	–	(3,857,683)	(6,457,194)	(6,260,635)	(1,676,743)	2,273,068	–

Net change in contract owners’ equity	1,798,322	–	(3,649,815)	(5,127,310)	(5,979,683)	60,765	2,254,241	–
Contract owners’ equity beginning of period	–	–	11,919,428	17,046,738	19,198,055	19,137,290	–	–

Contract owners’ equity end of period	$1,798,322	–	8,269,613	11,919,428	13,218,372	19,198,055	2,254,241	–

CHANGES IN UNITS:
Beginning units	–	–	1,155,293	1,819,246	1,867,791	2,043,436	–	–

Units purchased	328,073	–	37,827	67,456	199,570	298,644	302,404	–
Units redeemed	(144,529)	–	(404,360)	(731,409)	(807,829)	(474,289)	(72,616)	–

Ending units	183,544	–	788,760	1,155,293	1,259,532	1,867,791	229,788	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHISR		FidVIPMMkt		FidVIPOv		FidVIPOvS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$42,537	–	978,006	1,139,741	518,898	(139,958)	197,971	(20,218)
Realized gain (loss) on investments	(3,692)	–	–	–	2,297,896	1,534,120	1,643,049	1,070,285
Change in unrealized gain (loss) on investments	(43,362)	–	–	–	(688,223)	2,841,948	(1,115,079)	568,458
Reinvested capital gains	–	–	–	–	1,940,983	187,866	703,656	72,924

Net increase (decrease) in contract owners’ equity resulting from operations	(4,517)	–	978,006	1,139,741	4,069,554	4,423,976	1,429,597	1,691,449

Equity transactions:
Purchase payments received from contract owners (note 3)	11,414	–	873,682	683,564	288,131	267,768	–	–
Transfers between funds	576,700	–	10,483,436	11,721,630	(57,314)	1,320,709	(303,273)	(379,419)
Redemptions (note 3)	(34,615)	–	(20,460,879)	(15,180,482)	(6,455,088)	(7,575,798)	(3,327,404)	(2,418,463)
Annuity benefits	–	–	(109,278)	(108,976)	(1,283)	(1,112)	–	–
Annual contract maintenance charges (note 2)	–	–	(2,127)	(2,027)	(4,486)	(4,787)	–	–
Contingent deferred sales charges (note 2)	–	–	(15,834)	(38,591)	(1,393)	(6,396)	(2,430)	(3,344)
Adjustments to maintain reserves	38	–	(4,559)	5,247	56	63	(280)	518

Net equity transactions	553,537	–	(9,235,559)	(2,919,635)	(6,231,377)	(5,999,553)	(3,633,387)	(2,800,708)

Net change in contract owners’ equity	549,020	–	(8,257,553)	(1,779,894)	(2,161,823)	(1,575,577)	(2,203,790)	(1,109,259)
Contract owners’ equity beginning of period	–	–	30,634,721	32,414,615	28,581,313	30,156,890	10,551,954	11,661,213

Contract owners’ equity end of period	$549,020	–	22,377,168	30,634,721	26,419,490	28,581,313	8,348,164	10,551,954

CHANGES IN UNITS:
Beginning units	–	–	2,404,784	2,635,345	1,500,483	1,847,746	661,770	852,469

Units purchased	77,733	–	1,718,312	1,802,523	133,641	188,277	43,505	–
Units redeemed	(21,833)	–	(2,430,288)	(2,033,084)	(436,390)	(535,540)	(257,046)	(190,699)

Ending units	55,900	–	1,692,808	2,404,784	1,197,734	1,500,483	448,229	661,770

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOvS2		FidVIPOvS2R		FidVIPOvSR		FidVIPVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$139,888	(44,952)	146,710	(32,797)	29,510	(2,050)	(2,895)	(2,641)
Realized gain (loss) on investments	1,143,062	673,121	685,339	359,850	133,514	170,839	24,804	105,577
Change in unrealized gain (loss) on investments	(610,903)	662,545	(277,699)	469,229	(56,027)	20,449	(69,153)	(22,036)
Reinvested capital gains	614,194	57,648	473,783	30,201	92,273	8,403	55,360	3,658

Net increase (decrease) in contract owners’ equity resulting from operations	1,286,241	1,348,362	1,028,133	826,483	199,270	197,641	8,116	84,558

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	553,956	708,822	31,872	82,792	–	–
Transfers between funds	(515,022)	(483,694)	2,887,646	1,082,087	203,267	47,888	(217)	(156,741)
Redemptions (note 3)	(1,854,402)	(1,030,932)	(1,533,644)	(632,480)	(325,031)	(316,353)	(75,932)	(197,983)
Annuity benefits	–	–	–	–	(667)	(576)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(9,908)	(13,254)	(13,161)	(5,871)	(147)	(416)	–	(824)
Adjustments to maintain reserves	(14,085)	3,027	188	1,453	324	323	4	(80)

Net equity transactions	(2,393,417)	(1,524,853)	1,894,985	1,154,011	(90,382)	(186,342)	(76,145)	(355,628)

Net change in contract owners’ equity	(1,107,176)	(176,491)	2,923,118	1,980,494	108,888	11,299	(68,029)	(271,070)
Contract owners’ equity beginning of period	8,996,238	9,172,729	6,392,870	4,412,376	1,317,390	1,306,091	575,969	847,039

Contract owners’ equity end of period	$7,889,062	8,996,238	9,315,988	6,392,870	1,426,278	1,317,390	507,940	575,969

CHANGES IN UNITS:
Beginning units	747,944	886,223	366,651	303,978	84,632	98,573	42,221	70,438

Units purchased	154,978	–	307,823	188,330	22,317	29,249	1,632	2,505
Units redeemed	(315,717)	(138,279)	(200,491)	(125,657)	(27,496)	(43,190)	(6,988)	(30,722)

Ending units	587,205	747,944	473,983	366,651	79,453	84,632	36,865	42,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPVal2		FidVIPAMGr		FidVIPAMGrS		FidVIPAMGrS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,570)	(8,686)	86,153	29,598	82,593	36,355	46,501	12,200
Realized gain (loss) on investments	218,612	66,505	133,305	(126,147)	(8,730)	(220,343)	86,526	(5,916)
Change in unrealized gain (loss) on investments	(316,669)	110,509	273,189	280,192	350,592	346,126	171,098	98,821
Reinvested capital gains	130,508	8,313	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,881	176,641	492,647	183,643	424,455	162,138	304,125	105,105

Equity transactions:
Purchase payments received from contract owners (note 3)	9,429	4,193	25,913	29,275	11,935	41,455	7,904	5,667
Transfers between funds	6,117	(85,608)	(105,945)	(133,594)	(56,959)	(76,642)	(255,893)	(40,037)
Redemptions (note 3)	(280,978)	(142,212)	(861,879)	(965,414)	(576,339)	(869,581)	(418,241)	(354,055)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(665)	(764)	–	–	–	–
Contingent deferred sales charges (note 2)	(2,764)	(2,280)	(305)	(411)	(343)	(1,753)	(885)	(5,077)
Adjustments to maintain reserves	46	257	(70)	(54)	(45)	(83)	(2,161)	237

Net equity transactions	(268,150)	(225,650)	(942,951)	(1,070,962)	(621,751)	(906,604)	(669,276)	(393,265)

Net change in contract owners’ equity	(249,269)	(49,009)	(450,304)	(887,319)	(197,296)	(744,466)	(365,151)	(288,160)
Contract owners’ equity beginning of period	1,427,375	1,476,384	3,284,121	4,171,440	2,801,709	3,546,175	2,047,291	2,335,451

Contract owners’ equity end of period	$1,178,106	1,427,375	2,833,817	3,284,121	2,604,413	2,801,709	1,682,140	2,047,291

CHANGES IN UNITS:
Beginning units	107,559	125,609	234,079	313,221	237,859	318,342	218,687	262,690

Units purchased	53,017	1,396	6,792	13,007	3,698	3,756	74,149	991
Units redeemed	(72,774)	(19,446)	(69,517)	(92,149)	(53,995)	(84,239)	(137,220)	(44,994)

Ending units	87,802	107,559	171,354	234,079	187,562	237,859	155,616	218,687

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPAM		FidVIPAMS		FidVIPAMS2		FidVIPCon
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$211,315	76,560	173,737	95,216	136,588	54,893	(277,581)	(87,069)
Realized gain (loss) on investments	184,506	164,794	75,140	(206,574)	106,430	11,483	3,626,970	3,819,047
Change in unrealized gain (loss) on investments	58,968	37,481	124,011	381,091	71,518	143,679	(7,489,891)	(2,458,828)
Reinvested capital gains	127,362	–	106,535	–	92,914	–	11,622,607	4,506,449

Net increase (decrease) in contract owners’ equity resulting from operations	582,151	278,835	479,423	269,733	407,450	210,055	7,482,105	5,779,599

Equity transactions:
Purchase payments received from contract owners (note 3)	27,621	35,087	165	309,695	34,473	22,446	400,667	452,115
Transfers between funds	(1,883)	46,591	(28,463)	(134,377)	(98,706)	(117,662)	(3,318,468)	(318,510)
Redemptions (note 3)	(692,499)	(1,619,480)	(1,149,761)	(1,987,610)	(924,156)	(790,557)	(11,542,458)	(16,365,549)
Annuity benefits	–	–	–	–	–	–	(165)	(125)
Annual contract maintenance charges (note 2)	(768)	(929)	–	–	–	–	(9,392)	(10,471)
Contingent deferred sales charges (note 2)	(123)	(987)	(521)	(3,004)	(2,564)	(9,813)	(5,616)	(10,632)
Adjustments to maintain reserves	(63)	(75)	(73)	(95)	32	233	(182)	(42)

Net equity transactions	(667,715)	(1,539,793)	(1,178,653)	(1,815,391)	(990,921)	(895,353)	(14,475,614)	(16,253,214)

Net change in contract owners’ equity	(85,564)	(1,260,958)	(699,230)	(1,545,658)	(583,471)	(685,298)	(6,993,509)	(10,473,615)
Contract owners’ equity beginning of period	4,617,104	5,878,062	4,128,448	5,674,106	3,531,528	4,216,826	54,794,644	65,268,259

Contract owners’ equity end of period	$4,531,540	4,617,104	3,429,218	4,128,448	2,948,057	3,531,528	47,801,135	54,794,644

CHANGES IN UNITS:
Beginning units	302,401	408,397	313,691	457,159	328,594	415,041	2,291,778	3,010,456

Units purchased	9,215	19,524	11,419	27,362	51,040	2,507	71,753	194,669
Units redeemed	(51,371)	(125,520)	(97,510)	(170,830)	(137,979)	(88,954)	(642,034)	(913,347)

Ending units	260,245	302,401	227,600	313,691	241,655	328,594	1,721,497	2,291,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS		FidVIPConS2		FidVIPIdx500		FidVIPIGBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(96,830)	29,509	(368,163)	(207,922)	1,336,315	466,893	1,248,281	1,545,087
Realized gain (loss) on investments	3,291,518	2,988,134	5,259,341	3,736,844	4,647,693	(581,791)	(1,139,764)	(915,899)
Change in unrealized gain (loss) on investments	(5,974,120)	(1,932,970)	(10,780,714)	(2,757,190)	(3,326,398)	9,258,827	958,049	567,845
Reinvested capital gains	8,411,302	3,425,575	14,781,163	4,855,135	–	–	–	128,380

Net increase (decrease) in contract owners’ equity resulting from operations	5,631,870	4,510,248	8,891,627	5,626,867	2,657,610	9,143,929	1,066,566	1,325,413

Equity transactions:
Purchase payments received from contract owners (note 3)	285,204	636,602	1,653,941	2,527,639	498,208	678,374	133,389	386,612
Transfers between funds	(503,368)	(1,085,024)	(1,215,263)	143,675	(3,042,719)	(3,515,348)	8,901	(1,046,243)
Redemptions (note 3)	(12,333,933)	(13,268,625)	(8,890,802)	(6,701,934)	(14,560,338)	(19,413,405)	(11,416,528)	(14,856,023)
Annuity benefits	(2,659)	–	–	–	(2,003)	(214)	–	(6,971)
Annual contract maintenance charges (note 2)	–	–	–	–	(4,320)	(5,829)	(1,933)	(2,535)
Contingent deferred sales charges (note 2)	(10,809)	(28,968)	(106,224)	(151,181)	(29,890)	(52,302)	(30,985)	(31,171)
Adjustments to maintain reserves	22	571	1,441	15,405	(125)	2,366	(594)	(524)

Net equity transactions	(12,565,543)	(13,745,444)	(8,556,907)	(4,166,396)	(17,141,187)	(22,306,358)	(11,307,750)	(15,556,855)

Net change in contract owners’ equity	(6,933,673)	(9,235,196)	334,720	1,460,471	(14,483,577)	(13,162,429)	(10,241,184)	(14,231,442)
Contract owners’ equity beginning of period	41,231,144	50,466,340	59,953,597	58,493,126	64,047,654	77,210,083	42,214,487	56,445,929

Contract owners’ equity end of period	$34,297,471	41,231,144	60,288,317	59,953,597	49,564,077	64,047,654	31,973,303	42,214,487

CHANGES IN UNITS:
Beginning units	2,072,706	2,778,895	4,412,906	4,727,922	4,123,755	5,719,281	2,736,447	3,776,974

Units purchased	134,635	178,541	732,851	767,223	350,744	209,267	304,405	220,040
Units redeemed	(722,763)	(884,730)	(1,285,060)	(1,082,239)	(1,411,557)	(1,804,793)	(1,038,423)	(1,260,567)

Ending units	1,484,578	2,072,706	3,860,697	4,412,906	3,062,942	4,123,755	2,002,429	2,736,447

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPAgGrS		FidVIPAgGrS2		FidVIPBal		FidVIPBalS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(693)	(965)	(42,994)	(40,693)	600,776	275,133	197,116	153,007
Realized gain (loss) on investments	9,497	13,233	164,211	147,757	233,391	(253,338)	514,355	103,700
Change in unrealized gain (loss) on investments	(6,904)	(7,962)	13,607	(70,466)	255,661	2,146,549	(356,688)	499,910
Reinvested capital gains	7,104	3,968	298,482	144,659	1,276,761	1,260,773	400,353	482,699

Net increase (decrease) in contract owners’ equity resulting from operations	9,004	8,274	433,306	181,257	2,366,589	3,429,117	755,136	1,239,316

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	43,814	44,631	279,184	173,020	54,593	169,160
Transfers between funds	35,900	(51,300)	75,407	(99,667)	(231,272)	13,189	35,902	(149,460)
Redemptions (note 3)	(34,207)	(66,846)	(251,331)	(227,258)	(6,080,522)	(8,953,757)	(2,996,973)	(5,179,441)
Annuity benefits	–	–	–	–	(12,438)	(11,562)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(4,986)	(6,049)	–	–
Contingent deferred sales charges (note 2)	–	–	(3,088)	(3,918)	(553)	(2,312)	(507)	(5,515)
Adjustments to maintain reserves	–	(24)	(90)	276	(359)	975	(74)	(125)

Net equity transactions	1,693	(118,170)	(135,288)	(285,936)	(6,050,946)	(8,786,496)	(2,907,059)	(5,165,381)

Net change in contract owners’ equity	10,697	(109,896)	298,018	(104,679)	(3,684,357)	(5,357,379)	(2,151,923)	(3,926,065)
Contract owners’ equity beginning of period	71,435	181,331	2,969,741	3,074,420	33,247,350	38,604,729	10,769,761	14,695,826

Contract owners’ equity end of period	$82,132	71,435	3,267,759	2,969,741	29,562,993	33,247,350	8,617,838	10,769,761

CHANGES IN UNITS:
Beginning units	6,594	17,951	285,349	315,380	1,656,632	2,121,755	790,203	1,191,624

Units purchased	5,623	1,507	53,903	47,192	37,545	64,991	29,734	41,680
Units redeemed	(5,719)	(12,864)	(68,176)	(77,223)	(323,347)	(530,114)	(236,077)	(443,101)

Ending units	6,498	6,594	271,076	285,349	1,370,830	1,656,632	583,860	790,203

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPBalS2		FidVIPDyCapS		FidVIPDyCapS2		FidVIPGrIn
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$132,090	50,088	(4,791)	(3,883)	(51,750)	(47,968)	59,112	(66,151)
Realized gain (loss) on investments	269,987	98,256	125,226	93,143	471,225	408,626	417,850	(125,970)
Change in unrealized gain (loss) on investments	(145,366)	350,405	(132,081)	(28,456)	(656,224)	9,496	360,228	1,539,190
Reinvested capital gains	316,259	286,908	52,598	17,946	449,687	113,651	602,074	474,228

Net increase (decrease) in contract owners’ equity resulting from operations	572,970	785,657	40,952	78,750	212,938	483,805	1,439,264	1,821,297

Equity transactions:
Purchase payments received from contract owners (note 3)	47,091	114,571	–	12,023	23,901	113,374	76,385	106,662
Transfers between funds	(41,893)	70,067	(55,944)	(23,947)	(272,507)	(54,194)	(429,623)	(568,763)
Redemptions (note 3)	(1,582,056)	(1,581,897)	(245,531)	(62,708)	(361,087)	(541,690)	(3,433,775)	(5,399,509)
Annuity benefits	–	–	–	–	–	–	(207)	(162)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(2,696)	(3,383)
Contingent deferred sales charges (note 2)	(11,044)	(15,092)	(67)	(258)	(3,890)	(6,435)	(2,305)	(4,680)
Adjustments to maintain reserves	177	1,527	(41)	(16)	49	1,719	(184)	(100)

Net equity transactions	(1,587,725)	(1,410,824)	(301,583)	(74,906)	(613,534)	(487,226)	(3,792,405)	(5,869,935)

Net change in contract owners’ equity	(1,014,755)	(625,167)	(260,631)	3,844	(400,596)	(3,421)	(2,353,141)	(4,048,638)
Contract owners’ equity beginning of period	7,936,808	8,561,975	680,433	676,589	4,268,269	4,271,690	15,128,405	19,177,043

Contract owners’ equity end of period	$6,922,053	7,936,808	419,802	680,433	3,867,673	4,268,269	12,775,264	15,128,405

CHANGES IN UNITS:
Beginning units	703,602	837,180	71,423	80,221	468,828	528,257	844,127	1,195,559

Units purchased	115,486	33,540	21,022	24,472	125,902	84,405	17,355	28,136
Units redeemed	(252,706)	(167,118)	(50,899)	(33,270)	(195,144)	(143,834)	(216,504)	(379,568)

Ending units	566,382	703,602	41,546	71,423	399,586	468,828	644,978	844,127

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrInS		FidVIPGrInS2		FidVIPGrOp		FidVIPGrOpS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$121,119	(14,641)	14,109	(92,193)	(1,032,755)	(523,431)	(197,399)	(77,598)
Realized gain (loss) on investments	542,756	(883,411)	918,687	363,008	(1,432,506)	(5,778,929)	(617,760)	(3,342,021)
Change in unrealized gain (loss) on investments	443,153	2,768,650	6,663	1,065,902	16,735,823	8,689,455	4,761,749	4,157,215
Reinvested capital gains	820,943	699,365	672,887	444,547	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,927,971	2,569,963	1,612,346	1,781,264	14,270,562	2,387,095	3,946,590	737,596

Equity transactions:
Purchase payments received from contract owners (note 3)	155,812	175,132	340,057	427,844	516,108	673,950	72,840	271,612
Transfers between funds	(833,941)	(1,063,343)	(170,974)	(651,835)	(2,397,249)	(4,275,396)	(600,233)	(1,454,721)
Redemptions (note 3)	(5,897,900)	(9,465,273)	(3,572,446)	(2,586,089)	(15,975,522)	(23,551,542)	(6,967,548)	(9,203,965)
Annuity benefits	–	–	–	–	(3,302)	(13,383)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(19,396)	(24,187)	–	–
Contingent deferred sales charges (note 2)	(1,849)	(17,314)	(23,408)	(48,426)	(4,856)	(9,539)	(2,293)	(15,447)
Adjustments to maintain reserves	(147)	66	873	3,472	(1,060)	(291)	(177)	(272)

Net equity transactions	(6,578,025)	(10,370,732)	(3,425,898)	(2,855,034)	(17,885,277)	(27,200,388)	(7,497,411)	(10,402,793)

Net change in contract owners’ equity	(4,650,054)	(7,800,769)	(1,813,552)	(1,073,770)	(3,614,715)	(24,813,293)	(3,550,821)	(9,665,197)
Contract owners’ equity beginning of period	20,181,151	27,981,920	16,276,568	17,350,338	75,221,698	100,034,991	21,701,919	31,367,116

Contract owners’ equity end of period	$15,531,097	20,181,151	14,463,016	16,276,568	71,606,983	75,221,698	18,151,098	21,701,919

CHANGES IN UNITS:
Beginning units	1,401,790	2,174,460	1,523,749	1,809,690	3,838,147	5,330,713	2,164,644	3,260,503

Units purchased	29,920	33,931	279,212	109,292	58,976	61,368	52,106	64,349
Units redeemed	(463,121)	(806,601)	(585,496)	(395,233)	(898,509)	(1,553,934)	(739,036)	(1,160,208)

Ending units	968,589	1,401,790	1,217,465	1,523,749	2,998,614	3,838,147	1,477,714	2,164,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrOpS2		FidVIPMCap		FidVIPMCapS		FidVIPMCapS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(59,139)	(40,038)	(20,023)	(48,442)	(48,745)	(165,730)	(514,067)	(738,619)
Realized gain (loss) on investments	477,394	(7,045)	580,025	632,280	2,998,706	4,003,094	6,796,049	5,281,016
Change in unrealized gain (loss) on investments	572,067	202,702	(367,789)	(662,299)	(2,281,935)	(4,314,908)	(3,870,592)	(5,889,550)
Reinvested capital gains	–	–	438,000	648,602	1,745,864	2,978,521	5,848,772	8,004,304

Net increase (decrease) in contract owners’ equity resulting from operations	990,322	155,619	630,213	570,141	2,413,890	2,500,977	8,260,162	6,657,151

Equity transactions:
Purchase payments received from contract owners (note 3)	19,753	16,041	168,620	233,858	52,163	177,104	929,560	1,377,274
Transfers between funds	(163,577)	(208,704)	(370,344)	(427,183)	(746,766)	(1,735,328)	(2,415,217)	(3,207,465)
Redemptions (note 3)	(1,601,848)	(932,188)	(666,541)	(767,533)	(5,441,163)	(6,677,757)	(10,812,119)	(7,352,715)
Annuity benefits	(1,601)	–	–	–	(865)	(790)	(2,140)	–
Annual contract maintenance charges (note 2)	–	–	(4,449)	(4,831)	–	–	–	–
Contingent deferred sales charges (note 2)	(5,893)	(14,000)	(1,956)	(4,215)	(7,286)	(10,164)	(118,866)	(130,234)
Adjustments to maintain reserves	1,560	438	(63)	(31)	(844)	1,376	(29,547)	22,241

Net equity transactions	(1,751,606)	(1,138,413)	(874,733)	(969,935)	(6,144,761)	(8,245,559)	(12,448,329)	(9,290,899)

Net change in contract owners’ equity	(761,284)	(982,794)	(244,520)	(399,794)	(3,730,871)	(5,744,582)	(4,188,167)	(2,633,748)
Contract owners’ equity beginning of period	5,135,032	6,117,826	4,805,186	5,204,980	19,240,984	24,985,566	62,036,810	64,670,558

Contract owners’ equity end of period	$4,373,748	5,135,032	4,560,666	4,805,186	15,510,113	19,240,984	57,848,643	62,036,810

CHANGES IN UNITS:
Beginning units	633,127	783,699	133,809	161,231	528,205	764,088	2,499,223	2,895,497

Units purchased	205,340	13,527	8,409	18,499	46,901	34,893	482,883	220,703
Units redeemed	(405,296)	(164,099)	(30,928)	(45,921)	(203,112)	(270,776)	(841,078)	(616,977)

Ending units	433,171	633,127	111,290	133,809	371,994	528,205	2,141,028	2,499,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPVaIS		FidVIPVaIS2		FrVIPForSec		FrVIPRisDiv
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,898)	(3,054)	(54,716)	(66,059)	6,233	1,514	42,758	3,600
Realized gain (loss) on investments	27,371	14,533	98,779	(75,162)	22,658	9,345	140,280	62,832
Change in unrealized gain (loss) on investments	(59,821)	(27,415)	(495,937)	(84,337)	22,718	87,161	(329,289)	352,191
Reinvested capital gains	57,523	81,510	788,054	1,174,953	26,387	–	44,218	14,532

Net increase (decrease) in contract owners’ equity resulting from operations	23,175	65,574	336,180	949,395	77,996	98,020	(102,033)	433,155

Equity transactions:
Purchase payments received from contract owners (note 3)	21,304	8,520	264,855	169,912	–	–	55,348	175,009
Transfers between funds	(60,674)	(19,441)	(661,591)	508,381	(35,290)	(11,100)	(181,380)	98,403
Redemptions (note 3)	(30,147)	(18,826)	(1,427,203)	(781,739)	(10,805)	(6,649)	(165,839)	(60,482)
Annuity benefits	–	–	(715)	(626)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(525)	(465)	(19,725)	(11,095)	(253)	(16)	(2,822)	(800)
Adjustments to maintain reserves	(25)	15	437	1,346	–	9	10	144

Net equity transactions	(70,067)	(30,197)	(1,843,942)	(113,821)	(46,348)	(17,756)	(294,683)	212,274

Net change in contract owners’ equity	(46,892)	35,377	(1,507,762)	835,574	31,648	80,264	(396,716)	645,429
Contract owners’ equity beginning of period	504,402	469,025	7,690,674	6,855,100	569,853	489,589	3,203,967	2,558,538

Contract owners’ equity end of period	$457,510	504,402	6,182,912	7,690,674	601,501	569,853	2,807,251	3,203,967

CHANGES IN UNITS:
Beginning units	31,358	33,515	507,691	517,981	36,467	37,701	221,913	205,702

Units purchased	3,624	582	168,816	78,839	–	–	8,562	30,501
Units redeemed	(7,735)	(2,739)	(284,202)	(89,129)	(2,832)	(1,234)	(28,908)	(14,290)

Ending units	27,247	31,358	392,305	507,691	33,635	36,467	201,567	221,913

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspRMgCore		MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,356)	(17,483)	(61,284)	(66,772)	(88,205)	(94,386)	(50,938)	(56,436)
Realized gain (loss) on investments	19,987	(44,893)	272,573	242,400	326,777	260,261	628,348	302,854
Change in unrealized gain (loss) on investments	29,076	66,255	225,275	93,573	45,719	(359,221)	(805,103)	122,898
Reinvested capital gains	4,776	76,227	–	–	245,678	240,081	309,699	81,817

Net increase (decrease) in contract owners’ equity resulting from operations	46,483	80,106	436,564	269,201	529,969	46,735	82,006	451,133

Equity transactions:
Purchase payments received from contract owners (note 3)	4,685	23,169	74,414	92,151	51,457	166,801	18,605	47,842
Transfers between funds	(66,682)	(160,219)	(123,279)	(240,164)	(464,412)	(603,100)	(444,832)	(173,950)
Redemptions (note 3)	(502,613)	(97,259)	(641,658)	(474,863)	(819,609)	(425,457)	(924,745)	(268,145)
Annuity benefits	–	–	(1,228)	(1,148)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(4,282)	(1,354)	(7,905)	(8,642)	(11,299)	(4,864)	(14,610)	(5,306)
Adjustments to maintain reserves	(105)	38	487	702	(337)	(163)	(96)	117

Net equity transactions	(568,997)	(235,625)	(699,169)	(631,964)	(1,244,200)	(866,783)	(1,365,678)	(399,442)

Net change in contract owners’ equity	(522,514)	(155,519)	(262,605)	(362,763)	(714,231)	(820,048)	(1,283,672)	51,691
Contract owners’ equity beginning of period	963,929	1,119,448	4,691,565	5,054,328	6,541,165	7,361,213	4,378,742	4,327,051

Contract owners’ equity end of period	$441,415	963,929	4,428,960	4,691,565	5,826,934	6,541,165	3,095,070	4,378,742

CHANGES IN UNITS:
Beginning units	57,222	72,507	442,921	505,183	663,155	752,964	380,452	418,960

Units purchased	1,889	51,828	17,088	21,721	21,379	44,787	68,740	41,108
Units redeemed	(34,094)	(67,113)	(78,235)	(83,983)	(137,788)	(134,596)	(183,465)	(79,616)

Ending units	25,017	57,222	381,774	442,921	546,746	663,155	265,727	380,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSValueS		MTBLgCapGr		MTBLgCapV		MTBModGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(54,172)	(44,151)	(20,635)	(16,200)	(5,378)	(4,401)	270,733	421,151
Realized gain (loss) on investments	1,397,537	498,027	109,608	41,181	178,948	67,569	641,022	425,049
Change in unrealized gain (loss) on investments	(894,316)	902,912	(69,299)	176,017	(277,739)	200,583	(113,136)	345,062
Reinvested capital gains	182,071	266,537	182,166	28,876	122,937	251,303	933,072	1,512,665

Net increase (decrease) in contract owners’ equity resulting from operations	631,120	1,623,325	201,840	229,874	18,768	515,054	1,731,691	2,703,927

Equity transactions:
Purchase payments received from contract owners (note 3)	576,240	300,073	61,705	113,452	73,909	42,971	686,398	892,870
Transfers between funds	(1,020,635)	2,272,668	(188,073)	(125,165)	(91,708)	54,487	(839,075)	(1,148,263)
Redemptions (note 3)	(1,608,148)	(961,885)	(195,991)	(72,968)	(268,239)	(51,087)	(2,661,318)	(2,164,730)
Annuity benefits	–	–	–	–	(2,426)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(11,715)	(11,321)	(6,096)	(1,381)	(5,096)	(604)	(33,413)	(43,598)
Adjustments to maintain reserves	164	1,088	2	62	241	406	(1,523)	994

Net equity transactions	(2,064,094)	1,600,623	(328,453)	(86,000)	(293,319)	46,173	(2,848,931)	(2,462,727)

Net change in contract owners’ equity	(1,432,974)	3,223,948	(126,613)	143,874	(274,551)	561,227	(1,117,240)	241,200
Contract owners’ equity beginning of period	11,429,940	8,205,992	2,753,846	2,609,972	3,697,613	3,136,386	31,197,082	30,955,882

Contract owners’ equity end of period	$9,996,966	11,429,940	2,627,233	2,753,846	3,423,062	3,697,613	30,079,842	31,197,082

CHANGES IN UNITS:
Beginning units	767,688	655,457	250,037	258,535	256,800	253,241	2,471,444	2,677,871

Units purchased	194,344	257,988	11,138	14,458	9,282	16,613	55,312	79,940
Units redeemed	(330,217)	(145,757)	(40,137)	(22,956)	(30,154)	(13,054)	(271,612)	(286,367)

Ending units	631,815	767,688	221,038	250,037	235,928	256,800	2,255,144	2,471,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$53,040	37,785	112,905	1,774	44,956	(3,434)	3,081	–
Realized gain (loss) on investments	144,744	(566)	21,940	540	144,910	2,493	(2,332)	–
Change in unrealized gain (loss) on investments	(54,259)	91,779	(111,266)	24,553	99,428	112,927	(11,320)	–
Reinvested capital gains	3,042	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	146,567	128,998	23,579	26,867	289,294	111,986	(10,571)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,925,786	1,345,278	370,394	112,822	335,034	56,086	57,684	–
Transfers between funds	2,708,839	1,783,647	1,388,368	696,906	2,037,322	1,467,866	397,791	–
Redemptions (note 3)	(898,257)	(380,413)	(456,871)	(7,402)	(621,909)	(20,688)	(71,479)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(11,198)	(217)	(1,676)	–	(2,519)	(1)	–	–
Adjustments to maintain reserves	(38)	7	(45)	(4)	(12)	(36)	(27)	–

Net equity transactions	3,725,132	2,748,302	1,300,170	802,322	1,747,916	1,503,227	383,969	–

Net change in contract owners’ equity	3,871,699	2,877,300	1,323,749	829,189	2,037,210	1,615,213	373,398	–
Contract owners’ equity beginning of period	2,877,300	–	829,189	–	1,615,213	–	–	–

Contract owners’ equity end of period	$6,748,999	2,877,300	2,152,938	829,189	3,652,423	1,615,213	373,398	–

CHANGES IN UNITS:
Beginning units	274,929	–	79,332	–	150,198	–	–	–

Units purchased	506,099	325,506	197,602	102,217	257,211	171,810	54,246	–
Units redeemed	(165,815)	(50,577)	(74,263)	(22,885)	(106,746)	(21,612)	(16,208)	–

Ending units	615,213	274,929	202,671	79,332	300,663	150,198	38,038	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc3		NVITEmMrkts2		NVITEmMrkts6
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(16,748)	2,364	8,031	1,702	(22,893)	(17,719)	(87,167)	(65,092)
Realized gain (loss) on investments	77,023	(54)	790	(2)	360,946	70,686	1,715,391	591,907
Change in unrealized gain (loss) on investments	176,490	73,668	(6,019)	1,214	385,176	661,767	1,382,103	1,774,058
Reinvested capital gains	776	–	–	–	311,453	28,827	1,307,143	92,932

Net increase (decrease) in contract owners’ equity resulting from operations	237,541	75,978	2,802	2,914	1,034,682	743,561	4,317,470	2,393,805

Equity transactions:
Purchase payments received from contract owners (note 3)	161,526	75,880	14,801	42,063	–	–	596,045	721,161
Transfers between funds	913,347	1,583,326	74,159	10,373	(251,680)	(57,628)	537,118	723,382
Redemptions (note 3)	(355,618)	(7,932)	(51,872)	(222)	(509,181)	(148,152)	(1,944,521)	(927,155)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,422)	–	–	–	(4,665)	(1,619)	(22,488)	(12,166)
Adjustments to maintain reserves	(89)	20	(16)	8	89	1,302	1,261	5,976

Net equity transactions	716,744	1,651,294	37,072	52,222	(765,437)	(206,097)	(832,585)	511,198

Net change in contract owners’ equity	954,285	1,727,272	39,874	55,136	269,245	537,464	3,484,885	2,905,003
Contract owners’ equity beginning of period	1,727,272	–	55,136	–	2,797,670	2,260,206	10,827,888	7,922,885

Contract owners’ equity end of period	$2,681,557	1,727,272	95,010	55,136	3,066,915	2,797,670	14,312,773	10,827,888

CHANGES IN UNITS:
Beginning units	167,959	–	4,846	–	101,953	110,899	523,251	515,495

Units purchased	128,650	173,079	8,675	4,885	6	–	286,824	375,836
Units redeemed	(60,640)	(5,120)	(5,333)	(39)	(24,075)	(8,946)	(328,743)	(368,080)

Ending units	235,969	167,959	8,188	4,846	77,884	101,953	481,332	523,251

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGvtBd		NVITIntVal3		NVITIntVal6		NVITIDAgg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$676,043	645,699	3,232	3,168	48,120	32,637	119,609	130,777
Realized gain (loss) on investments	(371,612)	(495,419)	26,465	7,315	329,473	195,982	1,170,597	468,170
Change in unrealized gain (loss) on investments	900,985	106,158	(48,206)	34,496	(780,478)	400,205	(1,020,982)	2,077,410
Reinvested capital gains	–	177,850	26,635	24,506	485,051	310,513	736,982	302,576

Net increase (decrease) in contract owners’ equity resulting from operations	1,205,416	434,288	8,126	69,485	82,166	939,337	1,006,206	2,978,933

Equity transactions:
Purchase payments received from contract owners (note 3)	422,675	588,803	39,974	52,940	414,162	495,948	706,808	441,140
Transfers between funds	2,124,025	(137,571)	(41,160)	80,318	625,022	1,169,191	(951,295)	910,013
Redemptions (note 3)	(3,460,283)	(4,146,670)	(104,331)	(11,953)	(994,315)	(503,854)	(1,793,206)	(1,088,607)
Annuity benefits	(1,279)	(1,271)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(52,130)	(117,730)	(4,871)	(143)	(11,134)	(3,202)	(32,668)	(26,147)
Adjustments to maintain reserves	413	332	14	86	99	1,340	(63)	922

Net equity transactions	(966,579)	(3,814,107)	(110,374)	121,248	33,834	1,159,423	(2,070,424)	237,321

Net change in contract owners’ equity	238,837	(3,379,819)	(102,248)	190,733	116,000	2,098,760	(1,064,218)	3,216,254
Contract owners’ equity beginning of period	21,689,832	25,069,651	463,042	272,309	6,120,278	4,021,518	22,446,931	19,230,677

Contract owners’ equity end of period	$21,928,669	21,689,832	360,794	463,042	6,236,278	6,120,278	21,382,713	22,446,931

CHANGES IN UNITS:
Beginning units	1,841,755	2,172,204	26,633	19,055	399,195	316,954	1,511,432	1,492,478

Units purchased	513,608	200,087	2,612	10,002	163,536	244,547	119,503	140,272
Units redeemed	(594,225)	(530,536)	(7,819)	(2,424)	(161,728)	(162,306)	(252,717)	(121,318)

Ending units	1,761,138	1,841,755	21,426	26,633	401,003	399,195	1,378,218	1,511,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDCon2		NVITIDMod2		NVITIDModAg2		NVITIDModCon2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$627,534	596,501	2,008,957	1,630,301	606,482	549,708	851,044	747,635
Realized gain (loss) on investments	418,779	236,791	7,991,069	3,736,213	3,422,081	2,780,339	1,363,696	2,197,349
Change in unrealized gain (loss) on investments	(539,167)	341,496	(5,766,525)	7,744,030	(2,199,185)	3,814,036	(1,254,249)	(120,845)
Reinvested capital gains	673,591	374,138	2,441,097	1,382,133	1,314,062	792,265	1,312,609	682,230

Net increase (decrease) in contract owners’ equity resulting from operations	1,180,737	1,548,926	6,674,598	14,492,677	3,143,440	7,936,348	2,273,100	3,506,369

Equity transactions:
Purchase payments received from contract owners (note 3)	478,428	615,261	5,268,719	7,598,060	2,147,116	2,881,297	991,654	1,978,598
Transfers between funds	(598,162)	(1,763,033)	(549,847)	(2,252,222)	(762,563)	762,591	15,886	8,699
Redemptions (note 3)	(5,743,509)	(2,581,966)	(21,372,819)	(13,400,939)	(7,052,618)	(4,715,642)	(7,679,610)	(3,935,846)
Annuity benefits	(5,739)	(5,620)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(92,122)	(52,135)	(251,639)	(245,854)	(130,680)	(134,716)	(133,455)	(52,604)
Adjustments to maintain reserves	(4,607)	12,320	812	7,703	692	3,903	375	1,453

Net equity transactions	(5,965,711)	(3,775,173)	(16,904,774)	(8,293,252)	(5,798,053)	(1,202,567)	(6,805,150)	(1,999,700)

Net change in contract owners’ equity	(4,784,974)	(2,226,247)	(10,230,176)	6,199,425	(2,654,613)	6,733,781	(4,532,050)	1,506,669
Contract owners’ equity beginning of period	31,349,205	33,575,452	157,373,718	151,174,293	68,159,021	61,425,240	51,847,780	50,341,111

Contract owners’ equity end of period	$26,564,231	31,349,205	147,143,542	157,373,718	65,504,408	68,159,021	47,315,730	51,847,780

CHANGES IN UNITS:
Beginning units	2,682,972	3,011,800	11,881,233	12,538,745	4,792,606	4,881,060	4,147,288	4,309,293

Units purchased	432,013	626,321	1,031,393	989,303	378,809	645,941	344,505	1,327,438
Units redeemed	(930,089)	(955,149)	(2,262,095)	(1,646,815)	(775,455)	(734,395)	(869,226)	(1,489,443)

Ending units	2,184,896	2,682,972	10,650,531	11,881,233	4,395,960	4,792,606	3,622,567	4,147,288

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMdCpGr2		NVITMidCap		NVITMidCap2		NVITMyMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(6,320)	(858)	2,608	(173)	(8,007)	(30,854)	1,196,708	1,013,834
Realized gain (loss) on investments	24,204	(94)	61,827	44,621	542,588	1,057,361	–	–
Change in unrealized gain (loss) on investments	6,739	(3,513)	(16,761)	44,409	(223,105)	(451,354)	–	–
Reinvested capital gains	–	–	38,873	18,491	239,934	119,858	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	24,623	(4,465)	86,547	107,348	551,410	695,011	1,196,708	1,013,834

Equity transactions:
Purchase payments received from contract owners (note 3)	11,318	32,341	31,111	83,471	89,351	275,769	7,877,977	9,097,302
Transfers between funds	(539,792)	706,214	(69,333)	(11,913)	(476,216)	(491,496)	18,705,744	13,563,906
Redemptions (note 3)	(17,046)	(3,309)	(113,823)	(33,653)	(1,222,584)	(1,016,343)	(19,449,153)	(20,846,317)
Annuity benefits	–	–	–	–	–	–	(413)	(411)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(98)	–	(4,488)	(486)	(15,694)	(13,645)	(89,535)	(173,619)
Adjustments to maintain reserves	9	(20)	(11)	87	(101)	733	1,086	1,804

Net equity transactions	(545,609)	735,226	(156,544)	37,506	(1,625,244)	(1,244,982)	7,045,706	1,642,665

Net change in contract owners’ equity	(520,986)	730,761	(69,997)	144,854	(1,073,834)	(549,971)	8,242,414	2,656,499
Contract owners’ equity beginning of period	730,761	–	1,359,632	1,214,778	8,730,294	9,280,265	30,500,360	27,843,861

Contract owners’ equity end of period	$209,775	730,761	1,289,635	1,359,632	7,656,460	8,730,294	38,742,774	30,500,360

CHANGES IN UNITS:
Beginning units	69,651	–	89,807	87,273	611,240	703,966	2,927,510	2,761,373

Units purchased	12,397	70,788	2,678	13,092	84,445	232,192	4,143,366	4,277,367
Units redeemed	(62,969)	(1,137)	(12,549)	(10,558)	(189,928)	(324,918)	(3,476,827)	(4,111,230)

Ending units	19,079	69,651	79,936	89,807	505,757	611,240	3,594,049	2,927,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapGr2		NVITSmCapVal		NVITSmCapVal2		NVITSmComp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(41,019)	(46,753)	(103)	(4,614)	(38,181)	(89,763)	(9,800)	(10,178)
Realized gain (loss) on investments	290,112	343,025	8,931	15,024	4,570	307,723	46,415	22,963
Change in unrealized gain (loss) on investments	(4,472)	(311,836)	(146,717)	37,710	(1,436,259)	224,680	(142,691)	61,817
Reinvested capital gains	–	–	87,358	55,564	892,763	658,531	119,377	17,842

Net increase (decrease) in contract owners’ equity resulting from operations	244,621	(15,564)	(50,531)	103,684	(577,107)	1,101,171	13,301	92,444

Equity transactions:
Purchase payments received from contract owners (note 3)	28,578	104,819	4,231	18,739	316,255	241,776	26,299	56,652
Transfers between funds	240,933	(313,021)	(64,672)	43,151	(1,410,417)	646,791	(24,327)	8,320
Redemptions (note 3)	(832,264)	(504,460)	(44,555)	(38,760)	(1,145,434)	(942,670)	(162,640)	(22,579)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,887)	(1,986)	(759)	(876)	(10,609)	(8,345)	(7,229)	(570)
Adjustments to maintain reserves	(238)	47	(3)	5	87	1,437	44	152

Net equity transactions	(575,878)	(714,601)	(105,758)	22,259	(2,250,118)	(61,011)	(167,853)	41,975

Net change in contract owners’ equity	(331,257)	(730,165)	(156,289)	125,943	(2,827,225)	1,040,160	(154,552)	134,419
Contract owners’ equity beginning of period	3,325,221	4,055,386	744,833	618,890	8,621,588	7,581,428	976,486	842,067

Contract owners’ equity end of period	$2,993,964	3,325,221	588,544	744,833	5,794,363	8,621,588	821,934	976,486

CHANGES IN UNITS:
Beginning units	290,582	359,454	46,188	44,709	581,526	589,896	60,219	57,587

Units purchased	54,725	83,781	955	6,327	70,154	180,732	4,814	7,626
Units redeemed	(102,612)	(152,653)	(7,529)	(4,848)	(225,322)	(189,102)	(15,228)	(4,994)

Ending units	242,695	290,582	39,614	46,188	426,358	581,526	49,805	60,219

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmComp2		NVITNWFund2		NBTARegS		NBTSocRes
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(86,115)	(90,879)	(123)	(21)	(5,248)	(422)	(8,098)	(5,057)
Realized gain (loss) on investments	75,929	180,181	221	925	7,646	(847)	97,458	23,866
Change in unrealized gain (loss) on investments	(833,635)	516,655	(1,185)	1,818	(11,351)	1,230	(51,485)	32,163
Reinvested capital gains	908,974	138,701	2,708	–	5,914	5,020	1,962	5,229

Net increase (decrease) in contract owners’ equity resulting from operations	65,153	744,658	1,621	2,722	(3,039)	4,981	39,837	56,201

Equity transactions:
Purchase payments received from contract owners (note 3)	128,407	424,261	14,763	–	2,824	25,000	38,903	22,716
Transfers between funds	(451,488)	(600,113)	28,759	23,891	(377,637)	584,243	344,122	178,202
Redemptions (note 3)	(662,982)	(1,053,966)	(472)	(445)	(12,833)	(1,479)	(420,620)	(163,849)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(9,983)	(14,583)	–	–	(54)	–	(9,646)	(1,171)
Adjustments to maintain reserves	83	654	(2)	12	(46)	31	(114)	42

Net equity transactions	(995,963)	(1,243,747)	43,048	23,458	(387,746)	607,795	(47,355)	35,940

Net change in contract owners’ equity	(930,810)	(499,089)	44,669	26,180	(390,785)	612,776	(7,518)	92,141
Contract owners’ equity beginning of period	6,919,080	7,418,169	26,180	–	612,776	–	526,319	434,178

Contract owners’ equity end of period	$5,988,270	6,919,080	70,849	26,180	221,991	612,776	518,801	526,319

CHANGES IN UNITS:
Beginning units	413,522	488,900	2,314	–	57,725	–	37,053	34,175

Units purchased	79,345	158,936	3,713	3,089	13,915	58,759	51,996	16,718
Units redeemed	(137,263)	(234,314)	(79)	(775)	(51,178)	(1,034)	(54,910)	(13,840)

Ending units	355,604	413,522	5,948	2,314	20,462	57,725	34,139	37,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapApS		OppGlSec3		OppGlSec4		OppGlSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(200,155)	(179,266)	995	(1,576)	(22,955)	(38,062)	2,229	(333)
Realized gain (loss) on investments	893,692	891,161	27,018	27,548	693,132	1,054,432	42,375	23,925
Change in unrealized gain (loss) on investments	1,111,698	233,612	(28,094)	43,009	(717,211)	80,480	(42,462)	51,743
Reinvested capital gains	–	–	35,976	26,360	529,971	646,437	40,802	41,711

Net increase (decrease) in contract owners’ equity resulting from operations	1,805,235	945,507	35,895	95,341	482,937	1,743,287	42,944	117,046

Equity transactions:
Purchase payments received from contract owners (note 3)	405,201	546,098	29,136	101,591	656,832	667,165	17,650	–
Transfers between funds	(588,379)	(1,195,475)	44,023	123,961	61,328	(733)	(34,556)	(25,501)
Redemptions (note 3)	(2,003,928)	(1,956,769)	(57,931)	(13,761)	(1,814,781)	(2,343,669)	(47,938)	(22,918)
Annuity benefits	–	–	–	–	(1,113)	(1,002)	(3,017)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(31,050)	(49,671)	(635)	(115)	(17,956)	(37,869)	(481)	(691)
Adjustments to maintain reserves	(200)	617	(23)	123	671	3,368	209	33

Net equity transactions	(2,218,356)	(2,655,200)	14,570	211,799	(1,115,019)	(1,712,740)	(68,133)	(49,077)

Net change in contract owners’ equity	(413,121)	(1,709,693)	50,465	307,140	(632,082)	30,547	(25,189)	67,969
Contract owners’ equity beginning of period	15,277,880	16,987,573	729,149	422,009	11,476,911	11,446,364	826,057	758,088

Contract owners’ equity end of period	$14,864,759	15,277,880	779,614	729,149	10,844,829	11,476,911	800,868	826,057

CHANGES IN UNITS:
Beginning units	1,327,283	1,568,318	44,501	29,188	761,024	879,877	47,987	51,252

Units purchased	64,049	129,712	7,047	21,726	198,179	312,908	–	–
Units redeemed	(243,379)	(370,747)	(6,165)	(6,413)	(272,892)	(431,761)	(4,583)	(3,265)

Ending units	1,147,953	1,327,283	45,383	44,501	686,311	761,024	43,404	47,987

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSecS		OppHighInc3		OppHighInc		OppMStSCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,833)	(32,801)	(1,435)	–	131,488	125,795	(8,305)	(9,194)
Realized gain (loss) on investments	891,202	641,146	(295)	–	16,184	9,047	102,092	26,769
Change in unrealized gain (loss) on investments	(892,818)	181,383	(8,081)	–	(155,732)	28,437	(152,246)	79,818
Reinvested capital gains	443,241	519,826	–	–	–	–	37,246	28,604

Net increase (decrease) in contract owners’ equity resulting from operations	437,792	1,309,554	(9,811)	–	(8,060)	163,279	(21,213)	125,997

Equity transactions:
Purchase payments received from contract owners (note 3)	612	–	11,587	–	39,036	30,003	44,626	44,053
Transfers between funds	(778,562)	(372,909)	283,577	–	(385,347)	20,169	(115,275)	23,274
Redemptions (note 3)	(1,121,357)	(1,207,556)	(10,258)	–	(230,421)	(77,787)	(56,177)	(32,742)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(10,138)	(11,944)	(201)	–	(3,138)	(1,032)	(441)	(640)
Adjustments to maintain reserves	53	1,485	12	–	(26)	22	(38)	55

Net equity transactions	(1,909,392)	(1,590,924)	284,717	–	(579,896)	(28,625)	(127,305)	34,000

Net change in contract owners’ equity	(1,471,600)	(281,370)	274,906	–	(587,956)	134,654	(148,518)	159,997
Contract owners’ equity beginning of period	9,182,101	9,463,471	–	–	2,126,479	1,991,825	1,050,662	890,665

Contract owners’ equity end of period	$7,710,501	9,182,101	274,906	–	1,538,523	2,126,479	902,144	1,050,662

CHANGES IN UNITS:
Beginning units	538,871	643,114	–	–	152,574	154,663	60,225	58,089

Units purchased	7,079	–	30,128	–	6,337	8,320	4,576	5,512
Units redeemed	(113,960)	(104,243)	(1,469)	–	(47,194)	(10,409)	(11,831)	(3,376)

Ending units	431,990	538,871	28,659	–	111,717	152,574	52,970	60,225

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMStSCapS		OppMStS		OppStratBdS		PVTGroInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,030)	(982)	(80,994)	(55,470)	408,996	578,415	(117)	2,364
Realized gain (loss) on investments	24,082	(1,224)	1,237,109	950,612	540,866	333,685	40,998	44,328
Change in unrealized gain (loss) on investments	(78,062)	20,921	(607,993)	1,275,547	628,658	200,842	(255,293)	59,491
Reinvested capital gains	12,186	–	–	–	–	–	147,855	22,621

Net increase (decrease) in contract owners’ equity resulting from operations	(48,824)	18,715	548,122	2,170,689	1,578,520	1,112,942	(66,557)	128,804

Equity transactions:
Purchase payments received from contract owners (note 3)	63,506	27,722	355,191	631,585	960,518	952,759	34,828	30,495
Transfers between funds	411,603	238,690	(395,774)	(888,469)	2,787,206	(798,500)	(44,366)	(18,515)
Redemptions (note 3)	(93,989)	(4,762)	(2,174,222)	(1,565,641)	(4,102,070)	(2,264,103)	(63,126)	(88,942)
Annuity benefits	–	–	–	–	(943)	(903)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(163)	(289)	(37,124)	(23,581)	(28,784)	(33,944)	(320)	(1,370)
Adjustments to maintain reserves	(83)	(1)	48	1,748	441	974	4	(49)

Net equity transactions	380,874	261,360	(2,251,881)	(1,844,358)	(383,632)	(2,143,717)	(72,980)	(78,381)

Net change in contract owners’ equity	332,050	280,075	(1,703,759)	326,331	1,194,888	(1,030,775)	(139,537)	50,423
Contract owners’ equity beginning of period	280,075	–	17,947,530	17,621,199	19,552,962	20,583,737	1,026,524	976,101

Contract owners’ equity end of period	$612,125	280,075	16,243,771	17,947,530	20,747,850	19,552,962	886,987	1,026,524

CHANGES IN UNITS:
Beginning units	26,424	–	1,385,272	1,540,005	1,404,214	1,564,648	64,212	69,841

Units purchased	77,814	31,132	67,739	131,889	474,685	216,376	17,535	8,278
Units redeemed	(45,934)	(4,708)	(233,698)	(286,622)	(502,107)	(376,810)	(21,884)	(13,907)

Ending units	58,304	26,424	1,219,313	1,385,272	1,376,792	1,404,214	59,863	64,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTIntlEq		PVTSmCapV		PVTVoygr		STIIntlEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$11,382	(2,525)	(2,990)	(4,501)	(11,416)	(10,547)	8	(12)
Realized gain (loss) on investments	17,378	25,531	60,203	49,168	31,815	23,363	742	2,787
Change in unrealized gain (loss) on investments	(67,758)	91,281	(192,695)	(23,465)	14,970	20,292	(901)	(1,564)
Reinvested capital gains	84,199	–	64,711	59,186	–	–	281	–

Net increase (decrease) in contract owners’ equity resulting from operations	45,201	114,287	(70,771)	80,388	35,369	33,108	130	1,211

Equity transactions:
Purchase payments received from contract owners (note 3)	16,672	27,753	31,352	11,925	24,813	57,756	–	–
Transfers between funds	125,731	27,359	(82,487)	3,342	(99,987)	(80,475)	(1,642)	(129)
Redemptions (note 3)	(45,083)	(81,561)	(34,064)	(20,096)	(34,166)	(55,991)	(1,093)	(8,714)
Annuity benefits	–	–	(2,937)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(513)	(139)	(90)	(453)	(165)	(767)	–	(422)
Adjustments to maintain reserves	(9)	16	53	(32)	(104)	(71)	(3)	(11)

Net equity transactions	96,798	(26,572)	(88,173)	(5,314)	(109,609)	(79,548)	(2,738)	(9,276)

Net change in contract owners’ equity	141,999	87,715	(158,944)	75,074	(74,240)	(46,440)	(2,608)	(8,065)
Contract owners’ equity beginning of period	537,136	449,421	600,850	525,776	917,188	963,628	2,608	10,673

Contract owners’ equity end of period	$679,135	537,136	441,906	600,850	842,948	917,188	–	2,608

CHANGES IN UNITS:
Beginning units	32,370	34,163	34,169	34,690	80,396	87,931	112	566

Units purchased	8,797	4,775	1,512	6,049	5,325	5,815	–	1
Units redeemed	(2,922)	(6,568)	(7,437)	(6,570)	(14,761)	(13,350)	(112)	(455)

Ending units	38,245	32,370	28,244	34,169	70,960	80,396	–	112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	STIInvGrBd		STILgCapEq		STILgCapGr		STILgCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$123	193	(148)	(70)	(2,008)	(3,343)	(84)	6
Realized gain (loss) on investments	(96)	(3)	2,208	1,291	24,133	2,347	48,389	16,834
Change in unrealized gain (loss) on investments	34	(3)	(6,170)	3,248	(8,834)	9,587	(38,087)	33,642
Reinvested capital gains	–	–	4,116	4,581	6,343	16,265	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	61	187	6	9,050	19,634	24,856	10,218	50,482

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	2,116	–	–	–	2,644
Transfers between funds	(7,040)	–	(420)	(631)	(2,448)	(9,283)	(7,732)	29,229
Redemptions (note 3)	–	–	(6,313)	(3,262)	(188,973)	(7,668)	(144,587)	(62,696)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	–	(26)	(6,995)	(306)	(4,258)	(1,239)
Adjustments to maintain reserves	3	(2)	(12)	20	(34)	(27)	(7)	(14)

Net equity transactions	(7,037)	(2)	(6,745)	(1,783)	(198,450)	(17,284)	(156,584)	(32,076)

Net change in contract owners’ equity	(6,976)	185	(6,739)	7,267	(178,816)	7,572	(146,366)	18,406
Contract owners’ equity beginning of period	6,976	6,791	71,740	64,473	289,474	281,902	285,683	267,277

Contract owners’ equity end of period	$–	6,976	65,001	71,740	110,658	289,474	139,317	285,683

CHANGES IN UNITS:
Beginning units	630	630	3,919	4,035	21,833	23,224	15,461	17,455

Units purchased	–	–	8	120	80	276	92	2,262
Units redeemed	(630)	–	(354)	(236)	(14,489)	(1,667)	(8,126)	(4,256)

Ending units	–	630	3,573	3,919	7,424	21,833	7,427	15,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	STIMidCapEq		STISmCapVal		DrySRGro		VKLCom2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,622)	(1,957)	(193)	(815)	(2,310)	(4,167)	69,339	1,205
Realized gain (loss) on investments	34,256	3,809	1,642	1,393	15,569	5,657	1,338,144	1,567,647
Change in unrealized gain (loss) on investments	(35,458)	331	(26,197)	(12,191)	11,650	28,825	(2,457,488)	57,283
Reinvested capital gains	13,430	13,592	25,202	28,037	–	–	469,378	1,291,219

Net increase (decrease) in contract owners’ equity resulting from operations	10,606	15,775	454	16,424	24,909	30,315	(580,627)	2,917,354

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	13,737	–	5,940	359	351,535	804,844
Transfers between funds	476	(6,459)	210	(10,577)	(12,039)	(10,887)	(347,976)	(312,654)
Redemptions (note 3)	(106,395)	(3,780)	(24,362)	–	(45,398)	(15,894)	(3,377,562)	(3,199,877)
Annuity benefits	–	–	–	–	–	–	(680)	(628)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,940)	(150)	–	–	(61)	(46)	(34,463)	(40,421)
Adjustments to maintain reserves	(15)	2	(6)	23	3	12	617	1,675

Net equity transactions	(109,874)	(10,387)	(10,421)	(10,554)	(51,555)	(26,456)	(3,408,529)	(2,747,061)

Net change in contract owners’ equity	(99,268)	5,388	(9,967)	5,870	(26,646)	3,859	(3,989,156)	170,293
Contract owners’ equity beginning of period	184,726	179,338	117,680	111,810	413,707	409,848	21,536,235	21,365,942

Contract owners’ equity end of period	$85,458	184,726	107,713	117,680	387,061	413,707	17,547,079	21,536,235

CHANGES IN UNITS:
Beginning units	9,935	10,525	5,093	5,562	38,573	41,096	1,520,299	1,726,728

Units purchased	60	71	558	47	808	257	190,268	259,024
Units redeemed	(5,524)	(661)	(1,053)	(516)	(5,642)	(2,780)	(425,954)	(465,453)

Ending units	4,471	9,935	4,598	5,093	33,739	38,573	1,284,613	1,520,299

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKLStratGro2		VKUCorPlus2		VKUUSRE2
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(70,210)	(73,788)	59,364	61,919	(25,902)	(22,220)
Realized gain (loss) on investments	355,644	310,234	(14,925)	(17,390)	881,728	507,794
Change in unrealized gain (loss) on investments	421,832	(196,895)	41,886	(7,593)	(2,322,436)	848,888
Reinvested capital gains	–	–	–	12,348	485,757	342,186

Net increase (decrease) in contract owners’ equity resulting from operations	707,266	39,551	86,325	49,284	(980,853)	1,676,648

Equity transactions:
Purchase payments received from contract owners (note 3)	82,956	106,519	440,190	48,459	496,006	344,450
Transfers between funds	(258,897)	(114,899)	213,964	91,258	(2,119,024)	1,679,157
Redemptions (note 3)	(504,048)	(387,607)	(986,868)	(312,272)	(781,550)	(629,322)
Annuity benefits	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(5,005)	(6,918)	(223)	(416)	(3,778)	(5,093)
Adjustments to maintain reserves	(202)	(256)	(37)	(45)	733	2,840

Net equity transactions	(685,196)	(403,161)	(332,974)	(173,016)	(2,407,613)	1,392,032

Net change in contract owners’ equity	22,070	(363,610)	(246,649)	(123,732)	(3,388,466)	3,068,680
Contract owners’ equity beginning of period	5,121,527	5,485,137	2,191,757	2,315,489	7,370,089	4,301,409

Contract owners’ equity end of period	$5,143,597	5,121,527	1,945,108	2,191,757	3,981,623	7,370,089

CHANGES IN UNITS:
Beginning units	517,589	560,959	200,767	216,760	266,611	211,373

Units purchased	40,547	77,585	93,337	40,231	90,131	151,570
Units redeemed	(106,542)	(120,955)	(122,728)	(56,224)	(179,661)	(96,332)

Ending units	451,594	517,589	171,376	200,767	177,081	266,611

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series II (AIMBValue2)

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2)

AIM VIF – Capital Development Fund – Series I (AIMCapDev)

AIM VIF – Capital Development Fund – Series II (AIMCapDev2)

AIM VIF – Core Equity Fund – Series I (AIMCoreEq)

AIM VIF – Core Equity Fund – Series II (AIMCoreEq2)

AIM VIF – International Growth Fund – Series II (AIMIntGr2)

AIM VIF – Mid Cap Core Equity Fund – Series I (AIMMidCpCor)

AIM VIF – Premier Equity Fund – Series I (AIMPreEq)*

AIM VIF – Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB)

AllianceBernstein VPS – International Value Portfolio – Class B (AlVIntlValB)

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class B (AlVSmMdCpB)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

Federated IS – High Income Bond II – Service Shares (FedHiIncS)

Federated IS – International Equity Fund II (FedIntEq)

Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – High Income Portfolio – Service Class 2 (FidVIPHIS2)

Fidelity® VIP – High Income Portfolio – Service Class 2R (FidVIPHIS2R)

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR)

Fidelity® VIP – Money Market Portfolio – Initial Class (FidVIPMMkt)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal)

Fidelity® VIP – Value Portfolio – Service Class 2 (FidVIPVal2)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr)

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS)

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2)

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS)

Fidelity® VIP II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPIdx500)

Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS)

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2)

Fidelity® VIP III – Balanced Portfolio – Initial Class (FidVIPBal)

Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS)

Fidelity® VIP III – Balanced Portfolio – Service Class 2 (FidVIPBalS2)

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class (FidVIPDyCapS)

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class 2 (FidVIPDyCapS2)

Fidelity® VIP III – Growth & Income Portfolio – Initial Class (FidVIPGrIn)

Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)

Fidelity® VIP III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2)

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2)

Fidelity® VIP III – Mid Cap Portfolio – Initial Class (FidVIPMCap)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)

MFS VIT – Value Series – Service Class (MFSValueS)

MTB Large Cap Growth Fund II (MTBLgCapGr)

MTB Large Cap Value Fund II (MTBLgCapV)

MTB Managed Allocation Fund – Moderate Growth II (MTBModGr)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class II (NVITEmMrkts2)

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – Mid Cap Growth Fund – Class II (NVITMdCpGr2)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Mid Cap Index Fund – Class II (NVITMidCap2)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II

    (formerly Gartmore GVIT – Small Cap Growth Fund – Class II) (NVITSmCapGr2)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

    (formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II

    (formerly Gartmore GVIT – Small Cap Value Fund – Class II) (NVITSmCapVal2)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

    (formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Multi-Manager Small Company Fund – Class II

    (formerly Gartmore GVIT – Small Company Fund – Class II) (NVITSmComp2)

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class (OppMStSCapS)

Oppenheimer VAF – Main Street®– Service Class (OppMStS)

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)

Putnam VT – Small Cap Value Fund – IB Shares (PVTSmCapV)

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)

Portfolios of the STI Classic Variable Trust;

STI Classic Variable Trust – International Equity Fund (STIIntlEq)*

STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd)*

STI Classic Variable Trust – Large Cap Core Equity Fund

    (formerly STI Classic Variable Trust – Large Cap Relative Value Fund) (STILgCapEq)

STI Classic Variable Trust – Large Cap Growth Stock Fund

    (formerly STI Classic Variable Trust – Capital Appreciation Fund) (STILgCapGr)

STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal)

STI Classic Variable Trust – Mid-Cap Core Equity Fund

    (formerly STI Classic Variable Trust – Mid Cap Equity Fund) (STIMidCapEq)

STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2)

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2)

Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUUSRE2)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-7 Options	Nationwide Classic	Nationwide Select	All American Annutiy(5)
Variable Account Charges – Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	–	–	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	–	–	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	–	–	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	–	–	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	–	–	0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
One-Year Enhanced	–	–	0.15%(3)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced	–	–	0.20%(3)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

One-Year Step Up	–	0.05%(2)	0.05%(4)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
5% Enhanced	–	0.10%(2)	0.10%(4)
If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitants 86th birthday less surrenders.

Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	–	0.45%
Option 2	–	–	0.30%
Extra Value Option (EV)	–	–	0.45%
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	–	–	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	–	–	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges(1):	1.30%	1.50%	3.65%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007.

	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMCoreEq	AIMCoreEq2	AIMIntGr2

0.95%	$2,955,437	28,646	3,726	252	1,547	2,701	3,956	4,108
1.00%	1,229,164	5,607	237	–	395	–	376	546
1.05%	306,556	1,473	59	–	444	–	133	82
1.10%	1,869,900	13,144	6,828	2,417	376	2,985	4,454	2,903
1.15%	720,339	6,729	3,081	–	434	–	423	1,798
1.20%	237,972	2,829	664	–	149	318	188	233
1.25%	277,963	3,543	1,816	–	–	–	113	240
1.30%	1,082,987	5,941	1,053	–	–	–	505	1,122
1.35%	82,903	593	74	–	297	72	45	95
1.40%	6,410,872	45,726	6,118	227	2,492	21	8,833	3,069
1.45%	746,504	3,123	937	–	45	–	1,299	573
1.50%	196,381	2,139	10	–	230	–	217	–
1.55%	1,799,740	17,941	4,198	–	1,159	629	4,721	3,131
1.60%	824,624	18,918	1,687	–	557	–	1,722	824
1.65%	306,371	2,845	626	–	695	–	67	63
1.70%	264,822	7,288	2,439	–	–	–	461	144
1.75%	311,157	3,358	700	–	22	–	360	361
1.80%	172,874	1,586	707	–	642	–	263	71
1.85%	184,284	2,329	2,202	–	–	–	1,831	11
1.90%	62,879	2,539	–	–	–	–	41	–
1.95%	26,207	248	–	–	–	–	–	–
2.00%	154,659	239	1,530	–	–	–	–	–
2.05%	99,558	1,907	691	–	13	–	316	–
2.10%	22,604	100	90	–	–	–	319	14
2.15%	59,954	1,309	135	–	–	–	676	–
2.20%	28,296	7	536	–	–	–	–	–
2.25%	51,888	758	356	–	–	–	285	–
2.30%	18,754	173	–	–	–	–	–	9
2.35%	23,905	2,874	883	–	–	–	136	–
2.40%	2,749	533	–	–	–	–	–	–
2.45%	1,286	19	–	–	–	–	–	–
2.55%	558	–	–	–	–	–	–	–
2.60%	936	244	124	–	–	–	–	–
2.70%	633	–	–	–	–	–	–	–

Totals	$20,535,716	184,708	41,507	2,896	9,497	6,726	31,740	19,397

	AIMMidCpCor	AlVGrIncB	AlVIntlValB	AlVLrgCpGrB	AlVSmMdCpB	DryIPSmCap	DryStkIx	DryStklxS
0.95%	$2,952	14,263	15,818	6,433	23,371	2,830	6,807	13,295
1.00%	–	2,225	3,150	763	5,939	–	–	1,754
1.05%	–	2,067	285	101	1,732	–	21	–
1.10%	5,698	15,059	7,514	2,839	19,848	6,821	11,562	6,062
1.15%	31	6,652	2,937	1,486	8,710	36	62	1,044
1.20%	36	1,710	1,404	262	2,055	306	149	1,008
1.25%	–	3,606	394	27	4,649	27	118	2,559
1.30%	–	4,866	1,416	746	2,341	–	–	2,693
1.35%	131	320	78	20	970	287	1,551	706
1.40%	244	20,447	21,404	9,067	40,743	1,669	4,331	4,383
1.45%	–	3,859	285	402	2,480	–	–	3,793
1.50%	–	180	921	107	882	288	544	833
1.55%	323	14,883	6,461	4,924	26,117	724	4,130	10,797
1.60%	–	6,693	6,536	2,865	6,955	–	77	8,847
1.65%	24	4,939	223	194	1,711	55	8	2,788
1.70%	–	2,199	2,224	177	4,799	–	–	2,535
1.75%	39	6,223	2,542	1,623	2,536	38	–	1,878
1.80%	–	4,202	784	14	1,888	–	–	957
1.85%	–	1,160	1,060	307	2,993	–	–	610
1.90%	–	2,511	–	1,805	92	–	–	71
1.95%	–	546	–	9	528	–	–	–
2.00%	–	89	396	–	2,335	–	–	–
2.05%	–	316	391	98	39	–	–	229
2.10%	–	310	–	58	136	–	–	19
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMMidCpCor	AlVGrIncB	AlVIntlValB	AlVLrgCpGrB	AlVSmMdCpB	DryIPSmCap	DryStkIx	DryStklxS

2.15%	–	3,221	1,316	505	1,347	–	–	143
2.20%	–	–	–	–	264	–	–	–
2.25%	–	2,321	–	1,135	–	–	–	2,006
2.30%	–	385	10	670	31	–	–	–
2.35%	–	1,487	–	–	–	–	–	120
2.40%	–	395	140	1	128	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$9,478	127,134	77,689	36,638	165,619	13,081	29,360	69,130

	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2	FedQualBd	FedQualBdS	FidVIPEI

0.95%	$5,628	6,277	19,035	577	1,512	7,696	20,159	–
1.00%	1,682	594	2,071	–	–	–	7,098	–
1.05%	81	678	1,382	123	–	–	616	–
1.10%	4,434	2,633	20,061	1,373	5,986	17,537	23,709	–
1.15%	2,133	3,461	10,938	334	–	983	12,237	–
1.20%	200	368	1,348	–	70	253	2,741	–
1.25%	409	99	2,116	–	124	735	3,795	–
1.30%	2,541	339	2,103	–	39	–	7,062	58,721
1.35%	582	103	308	–	212	391	1,163	–
1.40%	1,790	3,707	29,911	148	169	1,928	31,728	369,256
1.45%	1,613	1,665	3,384	–	–	–	6,117	8,307
1.50%	–	1	787	–	847	952	923	8,601
1.55%	2,568	9,175	26,495	–	816	6,383	35,714	–
1.60%	2,167	1,538	10,207	–	–	93	6,895	–
1.65%	1,074	301	1,972	–	82	40	879	–
1.70%	553	95	2,142	–	–	–	3,203	–
1.75%	1,108	657	6,987	–	76	–	1,617	–
1.80%	618	35	549	–	–	–	2,001	–
1.85%	332	621	3,324	–	–	–	3,622	–
1.90%	–	–	78	–	–	–	116	–
1.95%	–	–	–	–	–	–	50	–
2.00%	145	62	12,671	–	–	–	51	–
2.05%	865	–	–	–	–	–	297	–
2.10%	5	–	199	–	–	–	48	–
2.15%	22	–	–	–	–	–	108	–
2.20%	–	–	–	–	–	–	80	–
2.25%	725	1,301	–	–	–	–	–	–
2.30%	–	652	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$31,275	34,362	158,068	2,555	9,933	36,991	172,029	444,885

	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIR	FidVIPHIS

0.95%	$118,915	101,457	–	105,681	62,250	–	–	47,526
1.00%	74,720	16,590	–	108,769	24,203	–	–	38,645
1.05%	23,630	3,843	–	23,787	2,684	–	–	9,852
1.10%	28,248	72,478	–	1,516	37,769	–	–	359
1.15%	729	38,563	–	329	13,561	–	–	227
1.20%	556	8,476	–	519	6,717	–	–	171
1.25%	320	23,103	–	649	2,991	–	–	62
1.30%	177	11,451	48,378	130	3,007	29,923	–	–
1.35%	1,797	3,513	–	77	2,326	–	–	–
1.40%	3,002	129,869	263,954	1,551	69,175	240,825	11,730	658
1.45%	2,468	43,342	15,597	3,460	34,619	3,829	304	1,029
1.50%	1,335	8,623	9,025	782	3,204	5,792	–	896
1.55%	10,628	93,308	–	77	39,487	–	–	–
1.60%	81	27,854	–	110	12,046	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIR	FidVIPHIS

1.65%	154	10,090	–	263	3,316	–	–	–
1.70%	–	12,353	–	53	7,996	–	–	–
1.75%	79	13,967	–	–	768	–	–	–
1.80%	290	10,350	–	–	2,606	–	–	–
1.85%	–	7,391	–	–	2,914	–	–	–
1.90%	–	1,480	–	–	445	–	–	–
1.95%	–	1,395	–	–	–	–	–	–
2.00%	–	8,790	–	–	825	–	–	–
2.05%	–	5,736	–	–	3,226	–	–	–
2.10%	–	60	–	–	33	–	–	–
2.15%	–	1,509	–	–	356	–	–	–
2.20%	–	234	–	–	–	–	–	–
2.25%	–	1,060	–	–	1,230	–	–	–
2.30%	–	596	–	–	109	–	–	–
2.35%	–	963	–	–	159	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	17	–	–	–
2.55%	–	124	–	–	–	–	–	–
2.60%	–	30	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$267,129	658,598	336,954	247,753	338,039	280,369	12,034	99,425

	FidVIPHIS2	FidVIPHIS2R	FidVIPHISR	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R

0.95%	$28,302	1,941	1,539	36,024	–	43,571	23,078	18,996
1.00%	11,478	280	489	43,538	–	39,016	12,950	6,514
1.05%	1,750	8	291	9,621	–	4,650	332	2,164
1.10%	20,167	1,234	–	2,890	–	399	8,177	8,575
1.15%	11,665	2,211	–	1,958	–	679	3,965	2,920
1.20%	2,515	124	1	181	–	278	1,529	1,733
1.25%	3,435	152	–	100	–	155	767	682
1.30%	2,267	400	–	29,765	54,700	21	694	1,479
1.35%	1,070	26	–	–	–	–	171	420
1.40%	54,305	3,040	–	166,043	332,027	1,155	25,138	17,529
1.45%	22,281	432	–	15,102	4,895	3,881	10,274	4,723
1.50%	5,432	–	–	5,743	2,477	113	2,173	1,148
1.55%	24,297	1,715	–	8,403	–	46	8,940	13,625
1.60%	10,760	1,588	–	1,453	–	39	2,450	3,742
1.65%	3,528	84	–	343	–	–	1,586	1,857
1.70%	2,445	28	–	1,990	–	84	416	1,533
1.75%	2,980	–	–	84	–	–	2,469	805
1.80%	228	5	–	1	–	–	36	5,194
1.85%	733	99	–	1	–	–	–	504
1.90%	43	–	–	–	–	–	20	25
1.95%	526	–	–	404	–	–	550	118
2.00%	1,974	834	–	–	–	–	214	596
2.05%	–	4	–	–	–	–	–	147
2.10%	20	–	–	–	–	–	19	23
2.15%	–	–	–	–	–	–	398	–
2.20%	–	–	–	–	–	–	–	–
2.25%	98	–	–	–	–	–	114	35
2.30%	–	–	–	–	–	–	254	2,034
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	261
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$212,299	14,205	2,320	323,644	394,099	94,087	106,714	97,382

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPOvSR	FidVIPVal	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS

0.95%	$6,719	3,400	2,317	–	11,920	5,008	–	17,127
1.00%	1,959	2,037	408	–	11,750	1,223	–	12,835
1.05%	1,017	230	524	–	1,428	126	–	5,446
1.10%	2,343	114	1,803	–	231	1,726	–	–
1.15%	–	–	1,054	–	–	224	–	–
1.20%	88	–	174	–	47	161	–	–
1.25%	249	–	240	–	16	413	–	173
1.30%	–	–	–	5,198	–	–	8,782	–
1.35%	24	–	170	–	–	–	–	–
1.40%	286	–	4,539	35,173	383	4,744	51,973	57
1.45%	1,429	–	1,748	1,907	–	7,012	1,692	30
1.50%	–	–	1,442	915	71	887	315	82
1.55%	212	–	3,683	–	–	1,384	–	–
1.60%	–	–	329	–	–	1,011	–	–
1.65%	–	–	216	–	37	139	–	–
1.70%	–	–	–	–	–	62	–	–
1.75%	–	–	7	–	–	33	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	–	–	–	78	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$14,326	5,781	18,654	43,193	25,883	24,231	62,762	35,750

	FidVIPAMS2	FidVIPCon	FidVIPConS	FidVIPConS2	FidVIPIdx500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2

0.95%	$6,988	–	166,658	114,322	147,734	68,747	486	4,392
1.00%	4,588	–	134,238	30,138	87,795	43,672	188	387
1.05%	244	–	33,723	4,210	20,617	17,128	–	276
1.10%	2,895	–	22,856	68,398	15,053	13,085	–	3,220
1.15%	2,361	–	637	29,274	3,399	3,909	–	2,685
1.20%	439	–	1,310	13,632	3,271	1,348	–	767
1.25%	1,556	–	599	16,809	1,777	1,057	–	275
1.30%	–	107,935	252	17,713	52,497	26,869	–	314
1.35%	–	–	699	4,911	1,385	104	–	253
1.40%	7,490	580,729	3,461	146,761	292,110	222,652	19	9,633
1.45%	4,525	16,698	7,546	47,733	39,782	30,984	–	1,817
1.50%	1,795	6,096	1,400	10,787	8,460	8,074	–	153
1.55%	3,156	–	2,846	161,873	21,069	14,687	–	7,506
1.60%	1,470	–	143	32,417	800	1,536	–	5,148
1.65%	164	–	564	12,444	1,044	369	–	438
1.70%	1,045	–	44	14,261	1,066	1,205	–	985
1.75%	–	–	76	16,625	90	50	–	311
1.80%	–	–	177	16,861	84	344	–	618
1.85%	–	–	120	10,671	–	16	–	1,294
1.90%	–	–	–	439	–	15	–	–
1.95%	–	–	–	2,796	70	84	–	513
2.00%	–	–	–	9,575	187	441	–	66
2.05%	–	–	–	3,818	–	–	–	–
2.10%	–	–	–	1,417	–	–	–	–
2.15%	–	–	–	2,945	–	–	–	620
2.20%	–	–	–	1,731	–	–	–	–
2.25%	–	–	–	5,000	–	–	–	1,154
2.30%	–	–	–	764	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPAMS2	FidVIPCon	FidVIPConS	FidVIPConS2	FidVIPIdx500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2

2.35%	–	–	–	1,720	–	–	–	169
2.40%	–	–	–	97	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	55	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$38,716	711,458	377,349	800,197	698,290	456,376	693	42,994

	FidVIPBal	FidVIPBalS	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2

0.95%	$–	48,847	16,499	4,331	7,368	–	76,432	28,653
1.00%	–	35,663	10,046	1,106	1,125	–	74,564	13,768
1.05%	–	8,237	830	329	473	–	25,925	2,525
1.10%	–	541	4,335	–	3,812	–	230	16,624
1.15%	–	353	1,444	–	3,363	–	168	9,188
1.20%	–	21	1,022	47	1,048	–	441	3,490
1.25%	–	92	1,586	–	397	–	710	3,916
1.30%	58,037	80	12	–	185	27,624	19	2,628
1.35%	–	–	677	–	37	–	–	1,201
1.40%	385,760	289	17,259	16	13,536	161,678	777	40,073
1.45%	2,559	126	19,858	43	9,368	4,735	617	22,552
1.50%	1,815	149	1,383	–	640	2,739	23	1,381
1.55%	–	–	16,619	–	9,520	–	–	27,188
1.60%	–	–	3,922	–	768	–	–	5,138
1.65%	–	–	1,680	–	629	–	–	2,549
1.70%	–	75	326	–	1,157	–	72	1,866
1.75%	–	–	129	–	734	–	–	10,809
1.80%	–	–	139	–	49	–	–	2,796
1.85%	–	–	–	–	196	–	–	2,974
1.90%	–	–	–	–	136	–	–	112
1.95%	–	–	768	–	–	–	–	507
2.00%	–	–	326	–	–	–	–	–
2.05%	–	–	–	–	34	–	–	1,217
2.10%	–	–	–	–	52	–	–	32
2.15%	–	–	–	–	242	–	–	423
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	877	–	–	545
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	655	–	–	386
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	19
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	32
2.70%	–	–	–	–	–	–	–	–

Totals	$448,171	94,473	98,860	5,872	56,401	196,776	179,978	202,592

	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2

0.95%	$–	88,559	13,410	–	84,589	124,745	918	13,152
1.00%	–	85,574	8,677	–	63,910	37,294	–	6,555
1.05%	–	17,114	625	–	14,031	3,078	–	1,473
1.10%	–	1,169	3,369	–	1,476	75,461	3,933	7,138
1.15%	–	99	1,609	–	483	23,633	301	7,214
1.20%	–	303	1,493	–	392	10,158	–	663
1.25%	–	416	330	–	397	13,815	41	2,002
1.30%	138,615	86	57	62,857	73	7,467	–	4,012
1.35%	–	–	482	–	–	5,061	–	435
1.40%	880,531	3,167	10,967	–	1,040	163,185	76	15,119
1.45%	8,363	288	12,105	–	7,478	67,623	–	2,227
1.50%	5,246	528	1,043	–	668	8,887	–	1,785
1.55%	–	35	2,932	–	132	157,364	1,011	12,239
1.60%	–	–	826	–	79	24,794	–	5,124
1.65%	–	30	412	–	191	9,924	–	3,266
1.70%	–	31	545	–	–	9,840	–	1,128
1.75%	–	–	–	–	–	8,344	78	1,716
1.80%	–	–	70	–	–	9,423	–	1,610
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2

1.85%	–	–	–	–	68	5,477	–	1,429
1.90%	–	–	–	–	–	4,331	–	553
1.95%	–	–	–	–	–	997	–	–
2.00%	–	–	–	–	–	23,532	–	939
2.05%	–	–	–	–	–	7,793	–	3,422
2.10%	–	–	–	–	–	241	–	41
2.15%	–	–	–	–	–	2,930	–	541
2.20%	–	–	–	–	–	960	–	847
2.25%	–	–	187	–	–	8,311	–	2,036
2.30%	–	–	–	–	–	1,525	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	70	–	68
2.45%	–	–	–	–	–	37	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$1,032,755	197,399	59,139	62,857	175,007	816,300	6,358	96,734

	FrVIPForSec	FrVIPRisDiv	JAspRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValueS	MTBLgCapGr
0.95%	$1,164	8,223	741	7,349	11,836	5,954	15,558	8,249
1.00%	–	–	261	147	1,477	339	5,423	–
1.05%	66	–	241	620	82	246	1,725	–
1.10%	4,375	18,211	347	5,246	7,103	7,262	13,809	13,843
1.15%	–	69	24	8,161	2,873	6,758	10,596	–
1.20%	31	508	611	708	1,178	291	1,391	145
1.25%	–	232	–	2,079	1,386	651	2,097	–
1.30%	–	57	615	3,361	4,876	2,340	6,009	–
1.35%	110	861	2	222	696	231	499	282
1.40%	329	2,166	866	6,042	15,867	12,746	23,093	3,815
1.45%	–	–	65	1,064	1,705	415	4,006	–
1.50%	–	464	2,479	176	330	238	466	–
1.55%	435	4,365	188	2,919	9,797	3,355	18,681	3,961
1.60%	–	–	177	2,935	9,555	4,217	12,989	–
1.65%	–	23	556	2,180	2,218	500	2,525	6
1.70%	–	–	297	2,959	1,304	534	4,700	–
1.75%	–	92	207	1,902	2,506	605	7,311	–
1.80%	–	–	463	895	1,318	57	812	–
1.85%	–	–	23	2,784	2,611	736	6,703	–
1.90%	–	–	–	1,107	1,363	–	160	–
1.95%	–	–	–	267	896	–	781	–
2.00%	–	–	–	396	1,260	1,707	893	–
2.05%	–	–	170	1,256	992	1,747	1,622	–
2.10%	–	–	50	218	1,038	–	1,673	–
2.15%	–	–	895	1,994	895	–	–	–
2.20%	–	–	–	414	265	–	699	–
2.25%	–	–	283	347	1,588	–	721	–
2.30%	–	–	–	973	248	–	–	–
2.35%	–	–	–	5,646	935	–	–	–
2.40%	–	–	–	504	–	–	–	–
2.45%	–	–	–	19	7	9	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	407	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$6,510	35,271	9,561	65,297	88,205	50,938	144,942	30,301

	MTBLgCapV	MTBModGr	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc3

0.95%	$7,686	78,699	8,686	3,285	8,881	395	8,642	–
1.00%	–	–	4,634	844	3,056	8	440	–
1.05%	–	456	90	518	32	–	683	–
1.10%	21,295	167,043	10,880	1,815	2,457	192	5,109	367
1.15%	296	17,009	238	521	183	198	77	69
1.20%	573	7,744	438	663	396	–	355	–
1.25%	52	1,372	351	954	157	–	73	466
1.30%	–	3,038	339	240	95	–	255	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MTBLgCapV	MTBModGr	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc3

1.35%	435	5,415	124	16	8	6	10	46
1.40%	4,076	16,798	14,359	5,123	5,107	267	3,006	–
1.45%	–	–	1,905	559	974	60	1,016	–
1.50%	305	4,501	79	–	38	–	–	–
1.55%	8,455	46,149	18,384	2,420	6,452	303	4,355	769
1.60%	–	4,708	535	492	799	–	1,071	–
1.65%	144	1,235	81	701	552	27	306	–
1.70%	–	82	1,623	155	498	–	365	–
1.75%	–	277	1,217	573	567	29	149	–
1.80%	–	581	1,504	1,507	430	–	3,770	–
1.85%	–	120	3,262	727	2,289	–	68	–
1.90%	–	–	22	–	–	–	11	–
1.95%	–	–	200	–	–	–	–	–
2.00%	–	–	38	–	145	–	138	–
2.05%	–	–	342	–	–	–	–	–
2.10%	–	–	–	–	24	–	24	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$43,317	355,227	69,331	21,113	33,140	1,485	29,923	1,717

	NVITEmMrkts2	NVITEmMrkts6	NVITGvtBd	NVITIntVal3	NVITIntVal6	NVITIDAgg2	NVITIDCon2	NVITIDMod2

0.95%	$6,841	18,991	45,384	549	13,457	24,345	43,324	208,992
1.00%	1,960	11,943	7,348	–	5,732	412	4,272	13,024
1.05%	675	4,882	2,087	–	2,023	2,693	1,073	12,306
1.10%	4,835	6,738	38,051	2,509	6,835	48,240	65,132	285,544
1.15%	980	4,704	13,059	–	6,323	10,676	32,782	157,895
1.20%	163	1,306	4,291	–	387	1,930	15,508	66,262
1.25%	307	477	3,926	–	613	2,249	7,737	51,733
1.30%	754	2,928	5,564	–	2,248	15,329	19,884	98,244
1.35%	1	499	1,186	–	553	3,482	5,960	6,719
1.40%	8,912	30,846	58,799	769	19,773	47,980	48,086	350,740
1.45%	177	3,148	6,650	–	592	26,714	6,033	53,738
1.50%	869	429	3,129	–	196	1,749	2,596	10,309
1.55%	6,799	25,363	28,752	886	14,736	16,481	36,811	259,594
1.60%	412	7,066	19,566	–	1,360	34,605	23,576	213,111
1.65%	29	4,833	11,132	–	2,188	15,158	20,505	66,179
1.70%	37	1,852	2,179	–	1,843	14,813	6,958	45,046
1.75%	–	3,058	5,548	185	1,774	5,710	17,537	65,512
1.80%	–	6,687	1,755	–	2,202	8,723	5,924	29,836
1.85%	120	3,789	3,455	–	383	2,499	9,580	23,547
1.90%	–	76	4,871	–	301	6,403	–	14,848
1.95%	–	187	53	–	278	115	720	3,445
2.00%	944	22,128	5,265	–	603	3,272	41	13,129
2.05%	495	484	502	–	–	17,416	391	8,539
2.10%	–	31	49	–	33	53	26	2,328
2.15%	–	–	–	–	–	638	2,415	6,789
2.20%	–	–	–	–	–	464	–	1,720
2.25%	–	34	–	–	83	5,513	557	3,259
2.30%	–	315	216	–	1,501	484	–	273
2.35%	–	–	129	–	–	420	–	2,032
2.40%	–	–	–	–	–	25	–	227
2.45%	–	–	–	–	–	–	–	722
2.55%	–	–	–	–	–	–	–	173
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$35,310	162,794	272,946	4,898	86,017	318,591	377,428	2,075,815

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITIDModAg2	NVITIDModCon2	NVITMdCpGr2	NVITMidCap	NVITMidCap2	NVITMyMkt	NVITSmCapGr2	NVITSmCapVal

0.95%	$133,296	65,851	833	3,218	17,089	83,426	7,151	1,013
1.00%	5,741	3,602	230	–	2,041	30,262	1,506	–
1.05%	1,308	734	–	–	1,030	3,844	137	–
1.10%	89,460	116,224	373	7,803	12,341	49,781	4,349	5,807
1.15%	46,710	59,946	531	479	6,047	12,286	1,420	–
1.20%	14,788	6,679	94	126	1,293	7,014	826	89
1.25%	36,140	17,301	16	27	524	4,207	1,947	–
1.30%	21,580	45,020	–	–	7,742	2,002	749	–
1.35%	5,781	3,797	–	268	1,016	1,359	362	–
1.40%	192,579	95,243	13	1,659	27,083	103,989	7,529	416
1.45%	41,021	15,199	95	–	2,611	11,502	315	–
1.50%	5,112	7,058	–	472	116	1,988	–	–
1.55%	68,440	84,938	405	1,473	9,925	69,208	4,927	610
1.60%	82,640	66,118	2,413	83	7,270	10,807	2,062	–
1.65%	37,101	22,360	8	–	1,073	5,522	365	–
1.70%	31,044	10,409	–	–	2,116	13,149	522	–
1.75%	23,486	17,769	32	55	4,412	6,098	588	30
1.80%	7,445	2,670	–	–	1,073	4,022	791	–
1.85%	11,766	3,313	552	–	886	2,622	2,234	–
1.90%	7,289	259	–	–	570	415	–	–
1.95%	1,076	1,464	–	–	–	1,575	239	–
2.00%	3,759	1,620	–	–	365	7,275	211	–
2.05%	7,534	4,868	725	–	1,737	5,314	654	–
2.10%	7,593	–	–	–	87	1,747	21	–
2.15%	19,044	1,594	–	–	337	605	725	–
2.20%	12,299	2,142	–	–	–	3,007	–	–
2.25%	1,165	231	–	–	1,541	2,764	–	–
2.30%	255	–	–	–	749	1,862	1,378	–
2.35%	967	51	–	–	61	1,028	–	–
2.40%	218	–	–	–	–	–	–	–
2.45%	30	15	–	–	6	248	11	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	633	–	–	–	–	–	–	–

Totals	$917,300	656,475	6,320	15,663	111,141	448,928	41,019	7,965

	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund2	NBTARegS	NBTSocRes	OppCapApS	OppGlSec3

0.95%	$15,884	2,396	14,345	79	124	979	29,762	1,960
1.00%	2,652	–	3,503	–	–	161	1,409	–
1.05%	2,895	–	593	–	19	143	244	–
1.10%	7,213	4,682	10,937	325	1,347	87	30,541	3,772
1.15%	3,085	–	4,701	–	396	260	11,622	105
1.20%	1,360	41	1,331	–	–	–	3,827	27
1.25%	1,482	–	808	–	14	229	4,450	–
1.30%	990	–	523	–	–	7	7,653	–
1.35%	584	116	328	–	–	4	1,769	171
1.40%	17,627	440	14,887	29	531	2,197	34,959	2,110
1.45%	1,557	–	3,083	–	112	513	5,871	–
1.50%	1,552	132	188	–	–	215	1,379	397
1.55%	10,905	2,745	12,496	–	679	735	20,141	271
1.60%	7,480	–	4,055	173	2,129	995	14,477	–
1.65%	1,345	26	1,475	–	–	159	4,748	–
1.70%	744	–	3,244	–	–	315	2,984	–
1.75%	5,553	21	1,794	–	31	308	3,624	74
1.80%	816	–	1,467	–	4	238	1,776	–
1.85%	4,749	–	1,926	–	196	133	3,454	–
1.90%	10	–	50	–	–	–	2,781	–
1.95%	–	–	553	–	–	–	1,134	–
2.00%	14,743	–	2,656	–	–	–	2,903	–
2.05%	582	–	1,105	–	578	371	3,116	–
2.10%	37	–	67	–	–	–	811	–
2.15%	1,400	–	–	–	–	–	807	–
2.20%	573	–	–	–	–	426	623	–
2.25%	82	–	–	–	–	–	917	–
2.30%	137	–	–	–	–	–	642	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund2	NBTARegS	NBTSocRes	OppCapApS	OppGlSec3

2.35%	–	–	–	–	–	145	2,839	–
2.40%	–	–	–	–	–	–	343	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	44	–
2.70%	–	–	–	–	–	–	–	–

Totals	$106,037	10,599	86,115	606	6,160	8,620	201,650	8,887

	OppGlSec4	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppMStSCap	OppMStSCapS	OppMStS

0.95%	$22,931	4,236	15,105	501	3,858	4,332	1,215	33,044
1.00%	8,522	–	3,936	–	–	–	269	2,676
1.05%	4,626	–	192	–	–	122	109	231
1.10%	11,185	3,345	14,589	772	14,366	5,436	1,773	31,905
1.15%	4,660	–	11,715	–	771	61	140	11,876
1.20%	1,414	–	861	–	32	184	199	5,354
1.25%	3,688	–	3,479	–	634	–	14	4,300
1.30%	3,702	–	1,983	–	–	–	317	5,585
1.35%	1,139	26	371	–	220	45	–	1,584
1.40%	26,624	65	25,746	153	763	699	675	43,902
1.45%	4,056	–	1,024	–	–	–	270	4,113
1.50%	66	–	1,243	5	147	–	1	1,521
1.55%	19,211	1,324	13,033	–	267	873	1,143	33,549
1.60%	7,238	–	5,364	–	–	–	978	16,534
1.65%	2,679	–	708	–	41	46	–	4,698
1.70%	3,265	–	2,303	–	–	–	–	7,092
1.75%	3,234	–	1,935	4	21	–	111	3,855
1.80%	5,928	–	7	–	–	–	38	1,627
1.85%	4,879	–	3,172	–	–	–	338	5,559
1.90%	4	–	–	–	–	–	–	5,186
1.95%	233	–	1,847	–	–	–	–	367
2.00%	3,463	–	86	–	–	–	–	312
2.05%	258	–	–	–	–	–	3	2,997
2.10%	1,233	–	1,091	–	–	–	–	412
2.15%	244	–	–	–	–	–	–	283
2.20%	246	–	30	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	829
2.30%	–	–	–	–	–	–	–	590
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	53	–	–	–	–	–	–	19
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$144,781	8,996	109,820	1,435	21,120	11,798	7,593	230,000

	OppStratBdS	PVTGroInc	PVTIntlEq	PVTSmCapV	PVTVoygr	STIIntlEq	STIInvGrBd	STILgCapEq

0.95%	$41,403	1,475	427	947	1,607	5	–	29
1.00%	7,843	407	189	–	135	–	–	–
1.05%	2,595	–	–	–	–	–	–	–
1.10%	31,933	706	4,921	4,280	3,247	1	–	–
1.15%	12,974	554	–	–	–	–	–	412
1.20%	3,053	677	–	23	69	–	–	–
1.25%	5,902	–	–	–	–	–	–	–
1.30%	5,142	3,714	–	–	738	–	–	–
1.35%	1,822	–	263	258	75	–	–	–
1.40%	52,911	3,411	1,722	160	1,229	–	–	–
1.45%	6,442	121	–	–	1,082	–	–	166
1.50%	4,096	–	–	500	537	–	–	–
1.55%	31,611	720	263	–	1,322	–	31	–
1.60%	14,576	40	–	–	26	–	–	–
1.65%	4,024	–	–	58	–	–	–	–
1.70%	3,171	12	283	–	99	–	–	–
1.75%	14,022	352	–	–	390	–	–	–
1.80%	5,534	30	–	–	7	–	–	364
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppStratBdS	PVTGroInc	PVTIntlEq	PVTSmCapV	PVTVoygr	STIIntlEq	STIInvGrBd	STILgCapEq

1.85%	9,690	478	–	–	15	–	–	–
1.90%	705	–	–	–	59	–	–	–
1.95%	6	–	–	–	–	–	–	–
2.00%	970	–	–	–	–	–	–	–
2.05%	381	–	–	–	522	–	–	–
2.10%	173	34	–	–	–	–	–	–
2.15%	207	36	–	–	–	–	–	–
2.20%	6	–	–	–	–	–	–	–
2.25%	–	–	–	–	257	–	–	–
2.30%	358	217	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$261,550	12,984	8,068	6,226	11,416	6	31	971

	STILgCapGr	STILgCapVal	STIMidCapEq	STISmCapVal	DrySRGro	VKLCom2	VKLStratGro2	VKUCorPlus2

0.95%	$223	186	147	683	1,138	38,394	5,328	7,619
1.00%	–	–	–	–	–	8,443	915	1,616
1.05%	–	–	–	–	–	3,684	32	–
1.10%	–	1	–	47	2,104	28,314	6,142	1,245
1.15%	–	521	–	21	–	12,417	5,412	1,924
1.20%	–	–	–	–	–	2,426	1,135	1
1.25%	–	–	–	–	26	6,994	3,936	–
1.30%	–	–	–	–	–	8,536	2,841	288
1.35%	–	–	–	–	–	516	440	–
1.40%	–	–	–	397	312	56,735	16,151	1,488
1.45%	633	271	712	–	–	7,410	1,410	562
1.50%	86	111	–	–	14	5,616	2,254	74
1.55%	–	–	–	–	860	33,442	3,159	10,156
1.60%	943	634	478	–	–	12,492	3,135	787
1.65%	102	79	67	–	–	9,212	3,575	539
1.70%	–	–	–	–	–	7,535	1,566	22
1.75%	–	–	–	–	–	12,356	4,043	526
1.80%	442	354	378	–	–	4,081	630	39
1.85%	160	117	90	–	–	3,646	3,253	1,525
1.90%	–	551	–	–	–	391	465	–
1.95%	–	–	–	–	–	662	–	–
2.00%	–	–	–	–	–	92	55	–
2.05%	–	–	–	–	–	2,181	1,447	496
2.10%	–	–	–	–	–	245	161	8
2.15%	–	–	–	–	–	2,194	–	106
2.20%	–	–	–	–	–	364	359	–
2.25%	–	–	–	–	–	–	2,183	–
2.30%	–	–	–	–	–	416	162	–
2.35%	–	–	–	–	–	100	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	34	21	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$2,589	2,825	1,872	1,148	4,454	268,928	70,210	29,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

VKUUSRE2

0.95%	$11,777
1.00%	2,657
1.05%	2,022
1.10%	5,441
1.15%	4,088
1.20%	764
1.25%	1,281
1.30%	2,507
1.35%	389
1.40%	15,978
1.45%	2,569
1.50%	1,179
1.55%	15,197
1.60%	3,314
1.65%	1,380
1.70%	837
1.75%	1,395
1.80%	1,451
1.85%	2,546
1.90%	130
1.95%	–
2.00%	295
2.05%	174
2.10%	101
2.15%	–
2.20%	–
2.25%	–
2.30%	766
2.35%	–
2.40%	–
2.45%	–
2.55%	–
2.60%	–
2.70%	–

Totals	$78,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $27,710,944 and $31,628,852, respectively, and total transfers from the Account to the fixed account were $11,954,587 and $8,963,765, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $318 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $147,640 and $535,340 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM VIF – Basic Value Fund – Series II
2007	0.95% to 2.60%	938,809	$13.42 to 12.18	$12,325,218	0.32%	0.40% to -1.24%
2006	0.95% to 2.60%	1,147,537	13.37 to 12.33	15,064,760	0.12%	11.87% to 10.06%
2005	0.95% to 2.60%	1,394,538	11.95 to 11.20	16,429,623	0.00%	4.43% to 2.73%
2004	0.95% to 2.60%	1,498,502	11.44 to 10.90	16,966,976	0.00%	9.79% to 8.05%
2003	0.95% to 2.70%	1,352,155	10.42 to 10.07	13,999,545	0.00%	32.03% to 29.67%

AIM VIF – Capital Appreciation Fund – Series II
2007	0.95% to 2.60%	230,439	12.93 to 11.73	2,909,473	0.00%	10.67% to 8.86%
2006	0.95% to 2.60%	267,318	11.68 to 10.77	3,059,928	0.00%	5.05% to 3.35%
2005	0.95% to 2.60%	290,170	11.12 to 10.42	3,175,311	0.00%	7.55% to 5.80%
2004	0.95% to 2.60%	330,900	10.34 to 9.85	3,375,836	0.00%	5.32% to 3.63%
2003	0.95% to 2.35%	316,154	9.82 to 9.55	3,077,512	0.00%	27.96% to 26.12%

AIM VIF – Capital Development Fund – Series I
2007	0.95% to 1.40%	13,747	16.43 to 16.05	223,985	0.00%	9.79% to 9.36%
2006	0.95% to 1.40%	16,306	14.97 to 14.68	242,377	0.00%	15.42% to 14.97%
2005	0.95% to 1.40%	16,278	12.97 to 12.77	209,927	0.00%	8.57% to 8.13%
2004	0.95% to 1.40%	16,085	11.95 to 11.81	191,366	0.00%	14.40% to 13.98%
2003	0.95% to 1.40%	10,904	10.44 to 10.36	113,560	0.00%	34.07% to 33.45%

AIM VIF – Capital Development Fund – Series II
2007	0.95% to 2.05%	44,378	15.12 to 19.11	736,261	0.00%	9.49% to 8.34%
2006	0.95% to 1.80%	32,190	13.81 to 17.80	487,463	0.00%	15.15% to 14.25%
2005	0.95% to 1.80%	19,368	11.99 to 15.58	252,192	0.00%	8.23% to 7.36%
2004	0.95% to 1.80%	7,100	11.08 to 14.52	83,456	0.00%	10.78% to 10.19%	(a) (b)

AIM VIF – Core Equity Fund – Series I
2007	0.95% to 1.55%	53,441	11.61 to 13.06	624,683	1.12%	7.08% to 6.50%
2006	0.95% to 1.55%	57,148	10.85 to 12.26	624,218	1.07%	8.46% to 8.06%	(a) (b)

AIM VIF – Core Equity Fund – Series II
2007	0.95% to 2.35%	167,172	11.57 to 11.31	1,920,889	0.75%	6.85% to 5.39%
2006	0.95% to 2.35%	272,774	10.83 to 10.73	2,946,445	1.04%	8.29% to 7.27%	(a) (b)

AIM VIF – International Growth Fund – Series II
2007	0.95% to 2.10%	65,393	22.30 to 20.89	1,435,476	0.34%	13.35% to 12.14%
2006	0.95% to 2.30%	91,233	19.67 to 18.45	1,774,544	0.90%	26.67% to 25.07%
2005	0.95% to 2.30%	110,019	15.53 to 14.75	1,692,289	0.55%	16.59% to 15.10%
2004	0.95% to 2.30%	128,816	13.32 to 12.81	1,704,214	0.47%	22.53% to 20.98%
2003	0.95% to 2.30%	148,422	10.87 to 10.59	1,605,977	0.40%	27.38% to 25.62%

AIM VIF – Mid Cap Core Equity Fund – Series I
2007	0.95% to 1.55%	53,323	15.58 to 15.09	825,585	0.22%	8.50% to 7.90%
2006	0.95% to 1.65%	61,022	14.36 to 13.92	871,512	0.95%	10.19% to 9.45%
2005	0.95% to 1.75%	63,405	13.03 to 12.67	822,685	0.54%	6.60% to 5.79%
2004	0.95% to 1.75%	59,558	12.23 to 11.98	725,829	0.17%	12.74% to 11.92%
2003	0.95% to 1.75%	46,999	10.85 to 10.70	508,621	0.00%	26.11% to 25.09%

AIM VIF – Premier Equity Fund – Series I
2005	0.95% to 1.55%	50,633	11.15 to 9.24	555,376	0.86%	4.65% to 4.05%
2004	0.95% to 1.55%	49,381	10.65 to 8.88	517,581	0.54%	4.77% to 4.19%
2003	0.95% to 1.75%	35,260	10.17 to 8.48	349,853	0.39%	23.89% to 22.85%

AIM VIF – Premier Equity Fund – Series II
2005	0.95% to 2.35%	210,269	9.93 to 9.39	2,055,863	0.61%	4.36% to 2.92%
2004	0.95% to 2.35%	227,049	9.51 to 9.13	2,135,771	0.33%	4.49% to 3.07%
2003	0.95% to 2.35%	204,961	9.11 to 8.86	1,852,060	0.30%	23.64% to 21.85%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein VPS – Growth and Income Portfolio – Class B
2007	0.95% to 2.40%	604,644	$14.50 to 13.32	$8,564,579	1.22%	3.86% to 2.39%
2006	0.95% to 2.40%	735,403	13.96 to 13.01	10,073,140	1.14%	15.88% to 14.23%
2005	0.95% to 2.40%	845,191	12.05 to 11.39	10,034,933	1.27%	3.61% to 2.13%
2004	0.95% to 2.40%	878,709	11.63 to 11.15	10,112,127	0.76%	10.17% to 8.64%
2003	0.95% to 2.70%	742,495	10.56 to 10.21	7,788,932	0.82%	30.93% to 28.61%

AllianceBernstein VPS – International Value Portfolio – Class B
2007	0.95% to 2.40%	205,466	26.88 to 24.75	5,422,580	0.99%	4.57% to 3.12%
2006	0.95% to 2.40%	271,312	25.70 to 24.00	6,873,247	1.34%	33.84% to 32.03%
2005	0.95% to 2.40%	323,653	19.20 to 18.18	6,148,550	0.48%	15.42% to 13.83%
2004	0.95% to 2.40%	380,692	16.64 to 15.97	6,281,818	0.46%	23.70% to 22.03%
2003	0.95% to 2.45%	465,461	13.45 to 13.07	6,221,573	0.34%	42.58% to 40.47%

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B
2007	0.95% to 2.40%	235,240	12.29 to 11.28	2,827,412	0.00%	12.53% to 10.92%
2006	0.95% to 2.40%	261,485	10.93 to 10.17	2,803,216	0.00%	-1.58% to -2.98%
2005	0.95% to 2.40%	324,021	11.10 to 10.48	3,541,590	0.00%	13.75% to 12.14%
2004	0.95% to 2.40%	318,337	9.76 to 9.35	3,071,305	0.00%	7.32% to 5.80%
2003	0.95% to 2.30%	309,330	9.09 to 8.85	2,794,786	0.00%	22.20% to 20.49%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B
2007	0.95% to 2.40%	610,638	17.94 to 16.50	10,745,008	0.77%	0.56% to -0.86%
2006	0.95% to 2.40%	750,612	17.84 to 16.65	13,182,370	0.24%	13.12% to 11.52%
2005	0.95% to 2.40%	865,217	15.77 to 14.93	13,486,108	0.56%	5.62% to 4.14%
2004	0.95% to 2.40%	898,836	14.94 to 14.33	13,302,384	0.08%	17.94% to 16.34%
2003	0.95% to 2.40%	859,724	12.66 to 12.32	10,816,970	0.49%	39.55% to 37.54%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.95% to 1.65%	64,660	16.02 to 14.32	1,014,236	0.41%	-1.60% to -2.26%
2006	0.95% to 1.65%	75,679	16.28 to 14.65	1,210,663	0.41%	13.33% to 12.59%
2005	0.95% to 1.75%	78,129	14.37 to 12.97	1,103,814	0.00%	6.22% to 5.43%
2004	0.95% to 1.75%	70,029	13.53 to 12.30	938,233	0.46%	20.73% to 19.88%
2003	0.95% to 1.75%	45,605	11.21 to 10.26	507,629	0.26%	36.47% to 35.35%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.95% to 1.65%	178,617	14.61 to 11.57	2,450,522	1.75%	4.25% to 3.57%
2006	0.95% to 1.60%	185,956	14.02 to 11.20	2,458,545	1.65%	14.40% to 13.70%
2005	0.95% to 1.60%	196,318	12.25 to 9.85	2,280,067	1.64%	3.70% to 3.06%
2004	0.95% to 1.60%	174,082	11.81 to 9.56	1,983,446	1.98%	9.59% to 8.95%
2003	0.95% to 1.55%	129,158	10.78 to 8.79	1,343,041	1.59%	27.15% to 26.36%

Dreyfus Stock Index Fund, Inc. – Service Shares
2007	0.95% to 2.35%	296,978	16.32 to 15.34	4,773,801	1.51%	3.99% to 2.57%
2006	0.95% to 2.35%	341,893	15.69 to 14.96	5,302,944	1.37%	14.11% to 12.55%
2005	0.95% to 2.35%	360,175	13.75 to 13.29	4,915,059	1.41%	3.44% to 2.02%
2004	0.95% to 2.35%	363,953	13.29 to 13.02	4,817,048	1.78%	9.30% to 7.84%
2003	0.95% to 2.35%	159,827	12.16 to 12.08	1,941,207	0.84%	21.60% to 20.50%	(a) (b)

Federated IS – American Leaders Fund II – Service Shares
2007	0.95% to 2.25%	177,540	11.83 to 10.99	2,064,880	1.30%	-10.72% to -11.87%
2006	0.95% to 2.25%	209,203	13.25 to 12.47	2,731,670	1.25%	15.38% to 13.91%
2005	0.95% to 2.25%	237,603	11.48 to 10.95	2,697,263	1.25%	3.78% to 2.46%
2004	0.95% to 2.25%	242,829	11.07 to 10.68	2,663,199	1.28%	8.46% to 7.12%
2003	0.95% to 2.70%	203,311	10.20 to 9.90	2,062,876	0.47%	26.11% to 23.86%

Federated IS – Capital Appreciation Fund II – Service Shares
2007	0.95% to 2.30%	192,620	13.34 to 12.35	2,518,355	0.57%	8.59% to 7.18%
2006	0.95% to 2.30%	213,327	12.28 to 11.53	2,577,261	0.54%	14.68% to 13.16%
2005	0.95% to 2.30%	236,385	10.71 to 10.19	2,499,084	0.80%	0.73% to -0.61%
2004	0.95% to 2.30%	266,015	10.63 to 10.25	2,800,440	0.46%	6.09% to 4.71%
2003	0.95% to 2.25%	231,866	10.02 to 9.80	2,309,010	0.19%	22.70% to 21.07%

Federated IS – High Income Bond II – Service Shares
2007	0.95% to 2.10%	733,907	14.87 to 13.91	10,679,523	7.88%	2.20% to 1.05%
2006	0.95% to 2.10%	875,905	14.55 to 13.77	12,509,632	8.16%	9.52% to 8.28%
2005	0.95% to 2.10%	944,507	13.28 to 12.71	12,361,109	7.61%	1.30% to 0.16%
2004	0.95% to 2.10%	1,065,920	13.11 to 12.69	13,837,890	6.77%	9.11% to 7.91%
2003	0.95% to 2.10%	989,694	12.02 to 11.76	11,817,284	5.07%	20.64% to 19.30%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS – International Equity Fund II
2007	0.95% to 1.40%	14,935	$15.80 to 15.43	$234,292	0.18%	8.50% to 8.07%
2006	0.95% to 1.40%	15,736	14.56 to 14.28	227,795	0.19%	17.76% to 17.32%
2005	0.95% to 1.40%	15,775	12.37 to 12.17	194,159	0.00%	8.04% to 7.60%
2004	0.95% to 1.40%	18,034	11.45 to 11.31	205,713	0.00%	12.98% to 12.57%
2003	0.95% to 1.40%	14,585	10.13 to 10.05	147,361	0.00%	30.60% to 29.96%

Federated IS – Mid Cap Growth Strategies Fund II
2007	0.95% to 1.65%	47,645	18.07 to 17.41	851,505	0.00%	16.89% to 16.14%
2006	0.95% to 1.65%	55,039	15.46 to 14.99	843,482	0.00%	7.21% to 6.51%
2005	0.95% to 1.65%	54,951	14.42 to 14.07	787,053	0.00%	11.64% to 10.92%
2004	0.95% to 1.65%	56,524	12.92 to 12.69	726,618	0.00%	14.33% to 13.63%
2003	0.95% to 1.65%	34,404	11.30 to 11.17	387,498	0.00%	38.75% to 37.78%

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.95% to 1.65%	276,522	12.19 to 12.38	3,362,257	4.59%	4.38% to 3.66%
2006	0.95% to 1.65%	279,545	11.68 to 11.94	3,265,829	3.95%	3.17% to 2.45%
2005	0.95% to 1.65%	295,088	11.32 to 11.65	3,346,301	3.71%	0.34% to -0.36%
2004	0.95% to 1.65%	301,028	11.28 to 11.70	3,406,732	3.89%	2.64% to 1.93%
2003	0.95% to 1.65%	229,888	10.99 to 11.47	2,540,248	2.81%	3.65% to 2.96%

Federated IS – Quality Bond Fund II – Service Shares
2007	0.95% to 2.20%	1,014,677	12.16 to 11.33	12,109,722	4.72%	4.14% to 2.84%
2006	0.95% to 2.20%	1,265,396	11.68 to 11.02	14,551,816	3.76%	2.94% to 1.65%
2005	0.95% to 2.20%	1,316,031	11.35 to 10.84	14,750,616	3.61%	0.03% to -1.22%
2004	0.95% to 2.20%	1,438,086	11.34 to 10.97	16,160,311	4.05%	2.34% to 1.06%
2003	0.95% to 2.15%	1,371,824	11.08 to 10.87	15,115,571	2.60%	3.45% to 2.23%

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.30% to 1.50%	1,310,249	20.51 to 16.95	26,437,845	1.68%	0.20% to 0.00%
2006	1.30% to 1.50%	1,675,332	20.47 to 16.95	33,754,419	3.25%	18.64% to 18.40%
2005	1.30% to 1.50%	2,268,978	17.26 to 14.31	38,463,175	1.72%	4.49% to 4.28%
2004	1.30% to 1.50%	2,896,630	16.51 to 13.73	46,980,762	1.62%	10.08% to 9.86%
2003	1.30% to 1.50%	3,424,309	15.00 to 12.49	50,582,699	1.77%	28.64% to 28.38%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.95% to 1.80%	1,342,707	16.72 to 14.44	21,651,322	1.52%	0.45% to -0.35%
2006	0.95% to 1.80%	1,848,034	16.65 to 14.49	29,848,200	3.06%	18.94% to 17.99%
2005	0.95% to 1.80%	2,510,246	13.99 to 12.28	34,352,955	1.60%	4.76% to 3.90%
2004	0.95% to 1.75%	2,974,661	13.36 to 11.85	39,071,642	1.43%	10.32% to 9.53%
2003	0.95% to 1.75%	3,113,981	12.11 to 10.82	37,200,996	1.62%	28.98% to 27.93%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2007	0.95% to 2.60%	3,198,721	14.81 to 11.94	44,920,124	1.56%	0.31% to -1.31%
2006	0.95% to 2.60%	3,777,054	14.77 to 12.10	52,827,666	2.90%	18.79% to 16.88%
2005	0.95% to 2.60%	4,235,309	12.43 to 10.35	49,887,171	1.44%	4.57% to 2.87%
2004	0.95% to 2.60%	4,658,436	11.89 to 10.06	52,594,896	1.33%	10.18% to 8.43%
2003	0.95% to 2.55%	4,300,709	10.79 to 9.30	44,282,602	1.31%	28.79% to 26.70%

Fidelity® VIP – Growth Portfolio – Initial Class
2007	1.30% to 1.50%	1,220,889	19.74 to 16.69	23,620,044	0.85%	25.31% to 25.05%
2006	1.30% to 1.50%	1,587,272	15.76 to 13.34	24,502,919	0.43%	5.46% to 5.25%
2005	1.30% to 1.50%	2,270,865	14.94 to 12.68	33,250,199	0.53%	4.43% to 4.22%
2004	1.30% to 1.50%	3,223,167	14.31 to 12.17	45,294,082	0.29%	2.03% to 1.83%
2003	1.30% to 1.50%	4,218,568	14.02 to 11.95	58,271,608	0.27%	31.12% to 30.86%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.95% to 1.70%	1,451,639	16.75 to 11.35	23,999,276	0.65%	25.66% to 24.79%
2006	0.95% to 1.70%	2,071,785	13.33 to 9.10	26,927,897	0.31%	5.72% to 4.96%
2005	0.95% to 1.70%	3,024,143	12.61 to 8.67	37,295,902	0.40%	4.67% to 3.90%
2004	0.95% to 1.70%	3,820,516	12.04 to 8.34	45,077,084	0.17%	2.28% to 1.57%
2003	0.95% to 1.70%	4,386,812	11.77 to 8.21	50,646,486	0.19%	31.52% to 30.48%

Fidelity® VIP – Growth Portfolio – Service Class 2
2007	0.95% to 2.45%	2,980,613	8.84 to 9.95	27,521,681	0.41%	25.45% to 23.62%
2006	0.95% to 2.45%	3,550,271	7.04 to 8.05	26,931,305	0.17%	5.56% to 4.01%
2005	0.95% to 2.45%	4,427,606	6.67 to 7.74	32,024,884	0.27%	4.50% to 2.94%
2004	0.95% to 2.45%	5,106,094	6.39 to 7.52	35,419,888	0.13%	2.14% to 0.66%
2003	0.95% to 2.45%	5,503,924	6.25 to 7.47	37,423,355	0.11%	31.28% to 29.25%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – High Income Portfolio – Initial Class
2007	1.30% to 1.50%	1,346,504	$ 12.50 to 10.44	$16,560,408	7.01%	1.44% to 1.24%
2006	1.30% to 1.50%	1,918,167	12.32 to 10.31	23,269,712	6.62%	9.79% to 9.57%
2005	1.30% to 1.50%	2,687,632	11.22 to 9.41	29,688,053	14.55%	1.37% to 1.16%
2004	1.30% to 1.50%	3,630,254	11.07 to 9.31	39,524,939	8.08%	8.17% to 7.95%
2003	1.30% to 1.50%	4,594,500	10.23 to 8.62	46,434,695	6.96%	25.61% to 25.36%

Fidelity® VIP – High Income Portfolio – Initial Class R
2007	1.40% to 1.45%	183,544	9.80 to 9.79	1,798,322	16.79%	-2.02% to -2.06%	(a) (b)

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.95% to 1.50%	788,760	10.50 to 9.86	8,254,967	6.81%	1.68% to 1.11%
2006	0.95% to 1.50%	1,155,293	10.33 to 9.75	11,904,498	6.18%	10.12% to 9.51%
2005	0.95% to 1.50%	1,819,246	9.38 to 8.91	17,032,691	14.40%	1.55% to 0.99%
2004	0.95% to 1.50%	2,423,282	9.24 to 9.57	22,349,842	8.19%	8.43% to 7.89%
2003	0.95% to 1.50%	2,810,258	8.52 to 8.18	23,909,014	7.08%	25.76% to 25.07%

Fidelity® VIP – High Income Portfolio – Service Class 2
2007	0.95% to 2.25%	1,259,532	11.06 to 9.15	13,218,372	6.75%	1.56% to 0.26%
2006	0.95% to 2.25%	1,867,791	10.89 to 9.13	19,198,055	7.42%	9.97% to 8.57%
2005	0.95% to 2.25%	2,043,436	9.90 to 8.41	19,137,290	14.45%	1.34% to 0.04%
2004	0.95% to 2.30%	2,341,459	9.77 to 8.38	21,685,188	7.89%	8.34% to 6.93%
2003	0.95% to 2.25%	2,404,278	9.02 to 7.85	20,602,230	5.22%	25.55% to 23.99%

Fidelity® VIP – High Income Portfolio – Service Class 2R
2007	0.95% to 2.05%	229,788	9.83 to 9.76	2,254,241	16.83%	-1.68% to -2.41%	(a) (b)

Fidelity® VIP – High Income Portfolio – Service Class R
2007	0.95% to 1.20%	55,900	9.82 to 9.81	549,020	16.34%	-1.77% to 1.94%	(a) (b)

Fidelity® VIP – Money Market Portfolio – Initial Class
2007	0.95% to 1.95%	1,692,808	13.14 to 11.57	22,140,604	4.91%	4.18% to 3.14%
2006	0.95% to 1.95%	2,404,784	12.62 to 11.22	30,299,680	4.92%	3.90% to 2.87%
2005	0.95% to 1.95%	2,635,345	12.14 to 10.91	31,983,967	3.08%	2.07% to 1.05%
2004	0.95% to 1.95%	3,218,350	11.90 to 10.80	38,382,444	1.14%	0.25% to -0.76%
2003	0.95% to 1.95%	4,532,670	11.87 to 10.88	54,093,344	1.01%	0.04% to -0.96%

Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.30% to 1.50%	1,197,734	22.32 to 18.68	26,404,069	3.32%	15.78% to 15.54%
2006	1.30% to 1.50%	1,500,483	19.28 to 16.17	28,566,943	0.92%	16.55% to 16.31%
2005	1.30% to 1.50%	1,847,746	16.54 to 13.90	30,143,611	0.65%	17.50% to 17.27%
2004	1.30% to 1.50%	2,254,225	14.08 to 11.85	31,347,848	1.21%	12.16% to 11.93%
2003	1.30% to 1.50%	2,717,889	12.55 to 10.59	33,779,679	0.81%	41.51% to 41.22%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.95% to 1.70%	448,229	18.76 to 16.53	8,348,164	3.09%	16.09% to 15.30%
2006	0.95% to 1.70%	661,770	16.16 to 14.34	10,551,954	0.84%	16.83% to 16.05%
2005	0.95% to 1.70%	852,469	13.83 to 12.35	11,661,213	0.57%	17.84% to 17.02%
2004	0.95% to 1.70%	1,061,644	11.74 to 10.56	12,340,609	1.13%	12.41% to 11.68%
2003	0.95% to 1.70%	1,338,806	10.44 to 9.45	13,852,488	0.71%	41.85% to 40.74%

Fidelity®VIP – Overseas Portfolio – Service Class 2
2007	0.95% to 2.30%	587,205	16.35 to 14.52	7,889,062	2.92%	16.03% to 14.44%
2006	0.95% to 2.30%	747,944	11.28 to 12.68	8,996,238	0.73%	16.66% to 15.17%
2005	0.95% to 2.30%	886,223	9.67 to 11.01	9,172,729	0.51%	17.66% to 16.12%
2004	0.95% to 2.30%	1,049,600	8.22 to 9.48	9,328,152	1.08%	12.24% to 10.83%
2003	0.95% to 2.30%	1,264,290	7.32 to 8.56	10,016,450	0.44%	41.68% to 39.72%
Fidelity®VIP – Overseas Portfolio – Service Class 2 R
2007	0.95% to 2.55%	473,983	17.60 to 24.25	9,315,988	3.11%	15.94% to 14.15%
2006	0.95% to 2.55%	366,651	15.18 to 21.24	6,392,870	0.67%	16.70% to 14.92%
2005	0.95% to 2.30%	303,978	13.01 to 18.61	4,412,376	0.42%	17.62% to 16.08%
2004	0.95% to 2.30%	197,038	11.06 to 16.03	2,424,902	0.00%	10.63% to 9.68%	(a) (b)
Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.95% to 1.55%	79,453	17.71 to 25.60	1,417,786	3.20%	16.11% to 15.49%
2006	0.95% to 1.55%	84,632	15.25 to 22.16	1,309,809	0.85%	16.83% to 16.23%
2005	0.95% to 1.55%	98,573	13.05 to 19.07	1,299,368	0.59%	17.80% to 17.15%
2004	0.95% to 1.45%	100,201	11.08 to 11.04	1,114,963	0.00%	10.81% to 10.44%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – Value Portfolio – Service Class
2007	0.95% to 1.10%	36,865	$13.80 to 13.66	$507,940	0.53%	1.02% to 0.87%
2006	0.95% to 1.10%	42,221	13.66 to 13.55	575,969	0.62%	13.47% to 13.30%
2005	0.95% to 1.10%	70,438	12.04 to 11.96	847,039	0.44%	5.08% to 4.92%
2004	0.95% to 1.05%	75,284	11.46 to 11.42	861,783	1.05%	10.02% to 9.91%
2003	0.95% to 1.05%	61,973	10.41 to 10.39	644,929	0.33%	32.80% to 32.67%

Fidelity® VIP – Value Portfolio – Service Class 2
2007	0.95% to 1.85%	87,802	13.66 to 12.89	1,178,106	0.39%	0.89% to 0.03%
2006	0.95% to 1.85%	107,559	13.54 to 12.88	1,427,375	0.69%	13.32% to 12.35%
2005	0.95% to 1.85%	125,609	11.95 to 11.47	1,476,384	0.33%	4.83% to 3.93%
2004	0.95% to 1.95%	144,568	11.40 to 10.99	1,626,826	0.93%	9.87% to 8.77%
2003	0.95% to 1.95%	153,119	10.38 to 10.11	1,573,358	0.33%	32.48% to 31.14%

Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class
2007	1.30% to 1.50%	171,354	16.82 to 14.12	2,833,817	4.23%	17.41% to 17.17%
2006	1.30% to 1.50%	234,079	14.32 to 12.05	3,284,121	2.18%	5.60% to 5.39%
2005	1.30% to 1.50%	313,221	13.56 to 11.43	4,171,440	2.64%	2.54% to 2.34%
2004	1.30% to 1.50%	450,386	13.23 to 11.17	5,868,849	2.36%	4.61% to 4.39%
2003	1.30% to 1.50%	533,547	12.64 to 10.70	6,658,925	2.92%	21.73% to 21.49%

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class
2007	0.95% to 1.50%	187,562	13.98 to 11.25	2,604,413	4.01%	17.74% to 17.08%
2006	0.95% to 1.65%	237,859	11.88 to 9.89	2,801,709	2.13%	5.84% to 5.12%
2005	0.95% to 1.65%	318,342	11.22 to 9.41	3,546,175	2.39%	2.81% to 2.10%
2004	0.95% to 1.65%	396,705	10.91 to 9.22	4,297,283	2.30%	4.85% to 4.16%
2003	0.95% to 1.65%	461,854	10.41 to 8.85	4,778,009	2.84%	21.98% to 21.13%

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2
2007	0.95% to 2.00%	155,616	11.66 to 10.63	1,682,140	3.79%	17.53% to 16.28%
2006	0.95% to 2.00%	218,687	9.20 to 9.14	2,047,291	1.88%	5.71% to 4.62%
2005	0.95% to 2.00%	262,690	8.70 to 8.74	2,335,451	2.21%	2.58% to 1.52%
2004	0.95% to 2.00%	358,223	8.48 to 8.60	3,122,330	2.30%	4.63% to 3.57%
2003	0.95% to 2.00%	411,988	8.11 to 8.31	3,444,963	2.70%	21.86% to 20.58%

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	1.30% to 1.50%	260,245	17.65 to 15.14	4,531,540	5.99%	13.99% to 13.76%
2006	1.30% to 1.50%	302,401	15.48 to 13.31	4,617,104	2.84%	5.93% to 5.71%
2005	1.30% to 1.50%	408,397	14.62 to 12.59	5,878,062	3.04%	2.70% to 2.49%
2004	1.30% to 1.50%	615,773	14.23 to 12.28	8,633,926	2.91%	4.10% to 3.89%
2003	1.30% to 1.50%	770,719	13.67 to 11.82	10,386,174	3.65%	16.44% to 16.21%

Fidelity® VIP II – Asset Manager Portfolio – Service Class
2007	0.95% to 1.50%	227,600	15.12 to 12.53	3,429,218	5.54%	14.26% to 13.62%
2006	0.95% to 1.50%	313,691	13.23 to 11.03	4,128,448	2.89%	6.22% to 5.63%
2005	0.95% to 1.50%	457,159	12.46 to 10.44	5,674,106	2.70%	2.94% to 2.37%
2004	0.95% to 1.50%	595,788	12.10 to 10.20	7,157,568	2.78%	4.36% to 3.78%
2003	0.95% to 1.50%	685,066	11.60 to 9.82	7,895,483	3.53%	16.79% to 16.14%

Fidelity® VIP II – Asset Manager Portfolio – Service Class 2
2007	0.95% to 1.70%	241,655	12.23 to 12.18	2,948,057	5.41%	14.07% to 13.26%
2006	0.95% to 1.70%	328,594	10.72 to 10.75	3,531,528	2.70%	6.12% to 5.35%
2005	0.95% to 1.75%	415,041	10.10 to 9.65	4,216,826	2.66%	2.80% to 1.97%
2004	0.95% to 2.05%	499,428	9.83 to 9.33	4,955,687	2.58%	4.18% to 3.02%
2003	0.95% to 2.05%	546,660	9.43 to 9.05	5,227,561	3.38%	16.55% to 15.25%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	1.30% to 1.50%	1,721,497	28.17 to 23.39	47,800,612	0.85%	16.06% to 15.82%
2006	1.30% to 1.50%	2,291,778	24.27 to 20.20	54,794,040	1.26%	10.27% to 10.05%
2005	1.30% to 1.50%	3,010,456	22.01 to 18.35	65,268,259	0.30%	15.42% to 15.19%
2004	1.30% to 1.50%	3,579,619	19.07 to 15.93	67,339,563	0.35%	13.98% to 13.75%
2003	1.30% to 1.50%	4,203,351	16.73 to 14.01	69,483,080	0.46%	26.80% to 26.54%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.95% to 1.85%	1,484,578	23.99 to 16.30	34,282,899	0.74%	16.39% to 15.32%
2006	0.95% to 1.85%	2,072,706	20.62 to 14.13	41,231,144	1.08%	10.53% to 9.53%
2005	0.95% to 1.85%	2,778,895	18.65 to 12.90	50,466,340	0.20%	15.74% to 14.69%
2004	0.95% to 1.85%	3,159,087	16.12 to 11.25	49,704,454	0.25%	14.24% to 13.21%
2003	0.95% to 1.85%	3,374,699	14.11 to 9.94	46,777,335	0.35%	27.13% to 25.98%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2007	0.95% to 2.60%	3,860,697	$ 15.41 to 15.08	$ 60,288,317	0.72%	16.18% to 14.31%
2006	0.95% to 2.60%	4,412,906	13.27 to 13.19	59,953,597	0.99%	10.38% to 8.61%
2005	0.95% to 2.60%	4,727,922	12.02 to 12.14	58,493,126	0.12%	15.54% to 13.70%
2004	0.95% to 2.60%	4,843,433	10.40 to 10.68	52,031,404	0.20%	14.07% to 12.26%
2003	0.95% to 2.70%	4,294,206	9.12 to 9.47	40,584,160	0.23%	26.98% to 24.75%

Fidelity® VIP II – Index 500 Portfolio – Initial Class
2007	0.95% to 2.00%	3,062,942	15.20 to 11.22	49,555,131	3.58%	4.43% to 3.38%
2006	0.95% to 2.00%	4,123,755	14.55 to 10.85	64,044,703	1.85%	14.63% to 13.47%
2005	0.95% to 2.00%	5,719,281	12.70 to 9.56	77,208,276	1.86%	3.83% to 2.77%
2004	0.95% to 2.00%	7,217,333	12.23 to 9.30	94,669,988	1.33%	9.56% to 8.48%
2003	0.95% to 2.05%	8,294,373	11.16 to 7.89	100,019,978	1.46%	27.19% to 25.78%

Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class
2007	0.95% to 2.00%	2,002,429	15.80 to 13.44	31,971,786	4.60%	3.35% to 2.27%
2006	0.95% to 2.00%	2,736,447	15.29 to 13.14	42,212,416	4.35%	3.36% to 2.28%
2005	0.95% to 2.00%	3,776,974	14.79 to 12.84	56,436,283	3.90%	1.22% to 0.17%
2004	0.95% to 1.95%	4,666,693	14.61 to 12.86	69,232,888	4.44%	3.46% to 2.44%
2003	0.95% to 1.95%	6,033,702	14.12 to 12.56	87,046,104	4.37%	4.20% to 3.19%

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class
2007	0.95% to 1.20%	6,498	12.65 to 12.43	82,132	0.00%	16.39% to 16.09%
2006	0.95% to 1.40%	6,594	10.87 to 10.57	71,435	0.00%	7.40% to 6.95%
2005	0.95% to 1.40%	17,951	10.12 to 9.89	181,331	0.00%	6.96% to 6.50%
2004	0.95% to 1.40%	18,556	9.46 to 9.28	175,311	0.00%	9.18% to 8.77%
2003	0.95% to 1.40%	25,870	8.67 to 8.54	223,991	0.00%	29.24% to 28.62%

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2
2007	0.95% to 2.35%	271,076	12.41 to 11.24	3,267,759	0.00%	16.20% to 14.63%
2006	0.95% to 2.35%	285,349	10.68 to 9.81	2,969,741	0.00%	7.27% to 5.80%
2005	0.95% to 2.35%	315,380	9.96 to 9.27	3,074,420	0.00%	6.72% to 5.25%
2004	0.95% to 2.35%	349,870	9.33 to 8.81	3,209,635	0.00%	8.92% to 7.46%
2003	0.95% to 2.25%	319,322	8.57 to 8.22	2,702,200	0.00%	29.05% to 27.32%

Fidelity® VIP III – Balanced Portfolio – Initial Class
2007	1.30% to 1.50%	1,370,830	21.85 to 14.94	29,485,545	3.34%	7.62% to 7.40%
2006	1.30% to 1.50%	1,656,632	20.30 to 13.91	33,163,410	2.15%	10.26% to 10.04%
2005	1.30% to 1.50%	2,121,755	18.41 to 12.64	38,518,391	2.75%	4.39% to 4.18%
2004	1.30% to 1.50%	2,753,646	17.64 to 12.13	47,900,055	2.14%	4.10% to 3.89%
2003	1.30% to 1.50%	3,444,593	16.94 to 11.68	57,654,257	2.98%	16.19% to 15.96%

Fidelity® VIP III – Balanced Portfolio – Service Class
2007	0.95% to 1.70%	583,860	14.82 to 12.27	8,617,838	3.01%	7.86% to 7.10%
2006	0.95% to 1.70%	790,203	13.74 to 11.46	10,769,761	2.19%	10.58% to 9.80%
2005	0.95% to 1.70%	1,191,624	12.43 to 10.44	14,695,826	2.58%	4.61% to 3.84%
2004	0.95% to 1.70%	1,481,618	11.88 to 10.05	17,485,819	2.01%	4.42% to 3.67%
2003	0.95% to 1.70%	1,671,579	11.38 to 9.69	18,897,936	2.76%	16.41% to 15.55%

Fidelity® VIP III – Balanced Portfolio – Service Class 2
2007	0.95% to 2.00%	566,382	12.68 to 11.18	6,922,053	3.11%	7.68% to 6.59%
2006	0.95% to 2.00%	703,602	11.78 to 10.49	7,936,808	1.89%	10.44% to 9.32%
2005	0.95% to 2.00%	837,180	10.67 to 9.59	8,561,975	2.43%	4.53% to 3.44%
2004	0.95% to 2.00%	986,170	10.20 to 9.28	9,687,488	1.87%	4.15% to 3.09%
2003	0.95% to 2.00%	1,107,853	9.80 to 9.00	10,480,979	2.55%	16.30% to 15.09%

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class
2007	0.95% to 1.20%	41,546	10.11 to 9.93	419,802	0.20%	5.90% to 5.64%
2006	0.95% to 1.45%	71,423	9.55 to 9.01	680,433	0.38%	12.91% to 12.44%
2005	0.95% to 1.45%	80,221	8.45 to 8.02	676,589	0.00%	19.83% to 19.28%
2004	0.95% to 1.45%	67,631	7.06 to 6.72	476,398	0.00%	0.31% to -0.16%
2003	0.95% to 1.45%	97,835	7.03 to 6.73	687,328	0.00%	23.99% to 23.39%

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class 2
2007	0.95% to 2.35%	399,586	9.99 to 8.79	3,867,673	0.11%	5.71% to 4.27%
2006	0.95% to 2.35%	468,828	9.45 to 8.43	4,268,269	0.23%	12.74% to 11.24%
2005	0.95% to 2.35%	528,257	8.39 to 7.58	4,271,690	0.00%	19.53% to 17.90%
2004	0.95% to 2.35%	538,971	7.02 to 6.43	3,665,367	0.00%	0.32% to -1.06%
2003	0.95% to 2.25%	571,779	6.99 to 6.52	3,888,328	0.00%	23.73% to 22.13%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP III – Growth & Income Portfolio – Initial Class
2007	1.30% to 1.50%	644,978	$20.13 to 16.60	$12,774,324	1.83%	10.66% to 10.43%
2006	1.30% to 1.50%	844,127	18.19 to 15.03	15,127,365	0.99%	11.71% to 11.48%
2005	1.30% to 1.50%	1,195,559	16.28 to 13.48	19,176,656	1.64%	6.24% to 6.02%
2004	1.30% to 1.50%	1,747,812	15.33 to 12.72	26,367,510	0.93%	4.42% to 4.21%
2003	1.30% to 1.50%	2,241,345	14.68 to 12.20	32,448,173	1.23%	22.17% to 21.92%

Fidelity® VIP III – Growth & Income Portfolio – Service Class
2007	0.95% to 1.70%	968,589	16.14 to 12.27	15,531,097	1.69%	10.93% to 10.15%
2006	0.95% to 1.70%	1,401,790	14.55 to 11.14	20,181,151	0.93%	11.94% to 11.15%
2005	0.95% to 1.70%	2,174,460	12.99 to 10.02	27,981,920	1.50%	6.51% to 5.73%
2004	0.95% to 1.70%	2,762,401	12.20 to 9.48	33,386,094	0.82%	4.75% to 4.01%
2003	0.95% to 1.70%	3,186,392	11.65 to 9.11	36,708,432	1.13%	22.43% to 21.51%

Fidelity® VIP III – Growth & Income Portfolio – Service Class 2
2007	0.95% to 2.60%	1,217,465	12.02 to 10.39	14,463,016	1.41%	10.86% to 9.00%
2006	0.95% to 2.60%	1,523,749	11.09 to 9.53	16,276,568	0.73%	11.79% to 9.99%
2005	0.95% to 2.60%	1,809,690	9.92 to 8.67	17,350,338	1.33%	6.38% to 4.64%
2004	0.95% to 2.60%	2,109,708	9.32 to 8.28	19,069,976	0.77%	4.52% to 2.83%
2003	0.95% to 2.45%	2,256,250	8.92 to 8.11	19,586,061	0.95%	22.27% to 20.43%

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	1.30% to 1.50%	2,998,614	24.39 to 12.68	71,585,431	0.00%	21.57% to 21.33%
2006	1.30% to 1.50%	3,838,147	20.06 to 10.45	75,200,329	0.75%	4.09% to 3.88%
2005	1.30% to 1.50%	5,330,713	19.27 to 10.06	100,001,156	0.96%	7.48% to 7.26%
2004	1.30% to 1.50%	6,993,903	17.93 to 9.38	122,057,923	0.57%	5.80% to 5.58%
2003	1.30% to 1.50%	9,018,711	16.95 to 8.88	149,392,032	0.82%	28.19% to 27.93%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.95% to 1.70%	1,477,714	12.36 to 9.67	18,151,098	0.00%	21.87% to 21.03%
2006	0.95% to 1.70%	2,164,644	10.14 to 7.99	21,701,919	0.67%	4.30% to 3.54%
2005	0.95% to 1.70%	3,260,503	9.73 to 7.71	31,367,116	0.85%	7.83% to 7.05%
2004	0.95% to 1.70%	4,052,469	9.02 to 7.21	36,206,313	0.48%	6.04% to 5.31%
2003	0.95% to 1.70%	4,718,108	8.51 to 6.84	39,725,388	0.63%	28.43% to 27.45%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2
2007	0.95% to 2.25%	433,171	10.29 to 8.81	4,367,308	0.00%	21.73% to 20.22%
2006	0.95% to 2.25%	633,127	8.45 to 7.33	5,135,032	0.48%	4.12% to 2.79%
2005	0.95% to 2.25%	783,699	8.12 to 7.13	6,117,826	0.70%	7.65% to 6.27%
2004	0.95% to 2.25%	1,008,606	7.54 to 6.71	7,337,439	0.34%	5.88% to 4.55%
2003	0.95% to 2.25%	1,135,191	7.12 to 6.42	7,823,843	0.49%	28.18% to 26.48%

Fidelity® VIP III – Mid Cap Portfolio – Initial Class
2007	1.30%	111,290	40.98	4,560,666	0.91%	14.12%
2006	1.30%	133,809	35.91	4,805,186	0.38%	11.24%
2005	1.30%	161,231	32.28	5,204,980	0.00%	16.77%
2004	1.30%	163,205	27.65	4,511,984	0.00%	23.29%
2003	1.30%	147,072	22.42	3,297,769	0.41%	36.84%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.95% to 1.85%	371,994	41.91 to 35.74	15,499,235	0.73%	14.38% to 13.34%
2006	0.95% to 1.85%	528,205	36.64 to 31.53	19,231,126	0.30%	11.52% to 10.51%
2005	0.95% to 1.85%	764,088	32.85 to 28.53	24,976,408	0.00%	17.08% to 16.02%
2004	0.95% to 1.85%	872,164	28.06 to 24.59	24,362,311	0.00%	23.59% to 22.47%
2003	0.95% to 1.85%	950,947	22.70 to 20.08	21,494,305	0.30%	37.21% to 35.96%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2007	0.95% to 2.45%	2,141,028	23.93 to 33.87	57,840,422	0.50%	14.24% to 12.57%
2006	0.95% to 2.45%	2,499,223	20.95 to 30.09	62,036,810	0.19%	11.34% to 9.74%
2005	0.95% to 2.45%	2,895,497	18.82 to 27.42	64,670,558	0.00%	16.90% to 15.24%
2004	0.95% to 2.45%	3,023,221	16.10 to 23.79	58,193,494	0.00%	23.47% to 21.74%
2003	0.95% to 2.45%	2,836,613	13.04 to 19.54	44,434,522	0.21%	36.94% to 34.88%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.95% to 1.55%	27,247	17.12 to 15.59	457,510	0.93%	4.59% to 4.03%
2006	0.95% to 1.55%	31,358	16.37 to 14.98	504,402	0.50%	15.10% to 14.46%
2005	0.95% to 1.55%	33,515	14.23 to 13.09	469,025	0.00%	1.58% to 1.00%
2004	0.95% to 1.40%	30,201	14.00 to 13.01	421,211	0.00%	12.90% to 12.51%
2003	0.95% to 1.40%	22,081	12.40 to 11.57	272,822	0.00%	56.29% to 55.59%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2007	0.95% to 2.40%	392,305	$16.07 to 14.81	$6,174,688	0.61%	4.43% to 2.97%
2006	0.95% to 2.40%	507,691	15.39 to 14.38	7,682,512	0.34%	14.91% to 13.29%
2005	0.95% to 2.40%	517,981	13.39 to 12.69	6,847,740	0.00%	1.46% to 0.01%
2004	0.95% to 2.40%	660,380	13.20 to 12.69	8,639,584	0.00%	12.76% to 11.23%
2003	0.95% to 2.40%	558,223	11.70 to 11.41	6,494,435	0.00%	55.87% to 53.60%

Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.95% to 1.55%	33,635	18.18 to 16.29	601,501	2.18%	14.68% to 14.07%
2006	0.95% to 1.55%	36,467	15.85 to 14.28	569,853	1.37%	20.54% to 19.90%
2005	0.95% to 1.55%	37,701	13.15 to 11.91	489,589	1.23%	9.43% to 8.84%
2004	0.95% to 1.55%	40,951	12.02 to 10.94	486,910	1.55%	17.74% to 17.15%
2003	0.95% to 1.55%	23,502	10.21 to 9.34	239,297	1.52%	31.29% to 30.46%

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.95% to 1.65%	201,567	14.07 to 13.55	2,807,251	2.60%	-3.35% to -3.99%
2006	0.95% to 1.75%	221,913	14.55 to 14.04	3,203,967	1.25%	16.32% to 15.44%
2005	0.95% to 1.75%	205,702	12.51 to 12.16	2,558,538	0.99%	2.70% to 1.90%
2004	0.95% to 1.75%	192,350	12.18 to 11.94	2,332,814	0.83%	10.19% to 9.39%
2003	0.95% to 1.75%	103,449	11.06 to 10.91	1,140,788	0.91%	23.69% to 22.70%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.95% to 2.25%	25,017	18.02 to 16.99	441,415	0.31%	5.12% to 3.78%
2006	0.95% to 2.25%	57,222	17.14 to 16.37	963,929	0.13%	9.72% to 8.33%
2005	0.95% to 2.25%	72,507	15.63 to 15.11	1,119,448	1.63%	9.86% to 8.49%
2004	0.95% to 2.30%	37,195	14.22 to 13.92	524,905	1.87%	16.35% to 14.86%
2003	0.95% to 2.25%	12,354	12.22 to 12.12	150,570	0.15%	22.24% to 21.21%	(a) (b)

MFS VIT – Investors Growth Stock Series – Service Class
2007	0.95% to 2.60%	381,774	11.88 to 10.77	4,413,592	0.09%	9.96% to 8.18%
2006	0.95% to 2.60%	442,921	10.80 to 9.96	4,677,080	0.00%	6.29% to 4.55%
2005	0.95% to 2.60%	505,183	10.16 to 9.52	5,040,207	0.14%	3.24% to 1.56%
2004	0.95% to 2.60%	581,820	9.85 to 9.38	5,650,930	0.00%	7.95% to 6.20%
2003	0.95% to 2.45%	483,758	9.12 to 8.85	4,379,571	0.00%	21.44% to 19.57%

MFS VIT – Mid Cap Growth Series – Service Class
2007	0.95% to 2.45%	546,746	10.93 to 9.99	5,826,934	0.00%	8.46% to 6.86%
2006	0.95% to 2.45%	663,155	10.07 to 9.35	6,541,165	0.00%	1.33% to -0.18%
2005	0.95% to 2.45%	752,964	9.94 to 9.36	7,361,213	0.00%	1.88% to 0.37%
2004	0.95% to 2.45%	890,831	9.76 to 9.33	8,579,778	0.00%	13.29% to 11.67%
2003	0.95% to 2.45%	782,319	8.61 to 8.35	6,682,965	0.00%	35.31% to 33.20%

MFS VIT – New Discovery Series – Service Class
2007	0.95% to 2.45%	265,727	11.86 to 10.85	3,095,070	0.00%	1.27% to -0.21%
2006	0.95% to 2.45%	380,452	11.71 to 10.88	4,378,742	0.00%	11.86% to 10.23%
2005	0.95% to 2.45%	418,960	10.47 to 9.87	4,327,051	0.00%	4.04% to 2.49%
2004	0.95% to 2.45%	467,317	10.06 to 9.63	4,654,247	0.00%	5.20% to 3.67%
2003	0.95% to 2.70%	516,432	9.57 to 9.24	4,906,118	0.00%	32.16% to 29.79%

MFS VIT – Value Series – Service Class
2007	0.95% to 2.25%	631,815	16.17 to 15.00	9,996,966	0.85%	6.57% to 5.23%
2006	0.95% to 2.25%	767,688	15.18 to 14.25	11,429,940	0.81%	19.36% to 17.86%
2005	0.95% to 2.25%	655,457	12.72 to 12.09	8,205,992	0.71%	5.46% to 4.13%
2004	0.95% to 2.25%	638,853	12.06 to 11.61	7,612,804	0.40%	13.73% to 12.33%
2003	0.95% to 2.15%	567,227	10.60 to 10.36	5,972,049	0.13%	23.52% to 22.01%

MTB Large-Cap Growth Fund II
2007	0.95% to 1.55%	221,038	12.00 to 11.60	2,627,233	0.36%	8.11% to 7.46%
2006	0.95% to 1.65%	250,037	11.10 to 10.75	2,753,846	0.52%	9.30% to 8.56%
2005	0.95% to 1.65%	258,535	10.16 to 9.90	2,609,972	0.39%	1.05% to 0.35%
2004	0.95% to 1.65%	255,689	10.05 to 9.87	2,559,023	0.69%	4.16% to 3.47%
2003	0.95% to 1.65%	171,147	9.65 to 9.54	1,647,299	0.11%	16.23% to 15.39%

MTB Large-Cap Value Fund II
2007	0.95% to 1.65%	235,928	14.63 to 14.09	3,410,924	1.07%	0.60% to -0.06%
2006	0.95% to 1.65%	256,800	14.54 to 14.10	3,697,613	1.03%	16.49% to 15.74%
2005	0.95% to 1.65%	253,241	12.48 to 12.18	3,136,386	0.86%	9.24% to 8.52%
2004	0.95% to 1.65%	254,337	11.43 to 11.22	2,889,581	1.30%	8.54% to 7.86%
2003	0.95% to 1.65%	164,487	10.53 to 10.40	1,724,915	0.94%	32.18% to 31.24%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MTB Managed Allocation Fund – Moderate Growth II
2007	0.95% to 1.85%	2,255,144	$13.48 to 12.83	$30,079,842	2.04%	5.87% to 4.95%
2006	0.95% to 1.85%	2,471,444	12.73 to 12.22	31,197,082	2.49%	9.37% to 8.42%
2005	0.95% to 1.85%	2,677,871	11.64 to 11.27	30,955,882	1.45%	3.01% to 2.10%
2004	0.95% to 1.85%	2,900,167	11.30 to 11.04	32,607,560	1.40%	4.93% to 4.03%
2003	0.95% to 1.85%	2,168,937	10.77 to 10.61	23,287,184	0.97%	16.17% to 15.13%

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.95% to 2.05%	615,213	11.03 to 10.83	6,748,999	2.54%	5.13% to 4.00%
2006	0.95% to 2.05%	274,929	10.49 to 10.41	2,877,300	3.37%	4.90% to 4.13%	(a) (b)

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.95% to 1.85%	202,671	10.68 to 10.52	2,152,938	8.99%	2.00% to 1.09%
2006	0.95% to 1.80%	79,332	10.47 to 10.41	829,189	1.40%	4.72% to 4.14%	(a) (b)

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.95% to 2.10%	300,663	12.20 to 11.98	3,652,423	2.97%	13.27% to 12.03%
2006	0.95% to 2.00%	150,198	10.77 to 10.70	1,615,213	0.36%	7.74% to 6.98%	(a) (b)

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.95% to 1.75%	38,038	9.83 to 9.78	373,398	2.45%	-1.71% to -2.23%	(a) (b)

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.95% to 2.10%	235,969	11.41 to 11.20	2,681,557	0.60%	10.83% to 9.60%
2006	0.95% to 2.00%	167,959	10.30 to 10.23	1,727,272	1.19%	2.99% to 2.26%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	1.10% to 1.55%	8,188	11.68 to 11.55	95,010	12.98%	2.03% to 1.60%
2006	1.10% to 1.55%	4,846	11.45 to 11.36	55,136	7.33%	9.39% to 8.92%

Nationwide VIT – Gartmore Emerging Markets Fund – Class II
2007	0.95% to 2.05%	77,884	40.01 to 37.64	3,066,915	0.42%	43.80% to 42.39%
2006	0.95% to 2.05%	101,953	27.82 to 26.43	2,797,670	0.52%	35.02% to 33.69%
2005	0.95% to 2.05%	110,899	20.60 to 19.77	2,260,206	0.40%	31.08% to 29.75%
2004	0.95% to 2.30%	134,352	15.72 to 15.13	2,092,732	0.93%	19.29% to 17.83%
2003	0.95% to 2.25%	119,362	13.18 to 12.85	1,563,181	0.38%	63.10% to 60.97%

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI
2007	0.95% to 2.30%	481,332	30.13 to 28.76	14,312,773	0.60%	44.06% to 42.28%
2006	0.95% to 2.30%	523,251	20.92 to 20.22	10,827,888	0.54%	35.26% to 33.59%
2005	0.95% to 2.10%	515,495	15.46 to 15.18	7,922,885	0.43%	31.23% to 29.85%
2004	0.95% to 2.10%	64,091	11.78 to 11.69	752,656	1.45%	17.83% to 16.93%	(a) (b)

Nationwide VIT – Government Bond Fund – Class I
2007	0.95% to 2.35%	1,761,138	12.49 to 12.03	21,912,674	4.35%	6.13% to 4.65%
2006	0.95% to 2.35%	1,841,755	11.77 to 11.50	21,674,212	4.01%	2.36% to 0.93%
2005	0.95% to 2.35%	2,172,204	11.49 to 11.39	25,053,840	3.65%	2.29% to 0.86%
2004	0.95% to 2.35%	2,542,383	11.24 to 11.29	28,769,779	5.39%	2.28% to 0.85%
2003	0.95% to 2.30%	2,897,500	10.99 to 11.21	32,173,064	3.85%	1.03% to -0.32%

Nationwide VIT – International Value Fund – Class III
2007	0.95% to 1.55%	21,426	15.88 to 22.10	360,794	1.97%	1.95% to 1.39%
2006	0.95% to 1.75%	26,633	15.58 to 21.64	463,042	2.12%	21.58% to 20.70%
2005	0.95% to 1.55%	19,055	12.81 to 12.69	272,309	1.67%	10.99% to 10.32%
2004	1.10% to 1.55%	6,001	11.53 to 16.33	90,057	2.03%	15.34% to 15.06%	(a) (b)

Nationwide VIT – International Value Fund – Class VI
2007	0.95% to 2.30%	401,003	15.73 to 14.99	6,236,278	2.17%	1.72% to 0.38%
2006	0.95% to 2.30%	399,195	15.46 to 14.93	6,120,278	1.93%	21.25% to 19.69%
2005	0.95% to 2.00%	316,954	12.75 to 12.54	4,021,518	1.54%	10.74% to 9.64%
2004	0.95% to 1.90%	119,239	11.51 to 11.44	1,370,721	0.62%	15.15% to 14.43%	(a) (b)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.95% to 2.35%	1,378,218	15.94 to 14.57	21,382,713	2.00%	4.95% to 3.52%
2006	0.95% to 2.45%	1,511,432	15.19 to 14.10	22,446,931	2.02%	15.76% to 14.01%
2005	0.95% to 2.45%	1,492,478	13.12 to 12.37	19,230,677	1.82%	6.91% to 5.30%
2004	0.95% to 2.45%	1,598,752	12.28 to 11.75	19,358,099	1.69%	12.94% to 11.23%
2003	0.95% to 2.40%	1,174,265	10.87 to 10.48	12,659,702	1.33%	30.62% to 28.70%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.95% to 2.25%	2,184,896	$12.39 to 11.47	$26,543,595	3.47%	4.37% to 3.03%
2006	0.95% to 2.25%	2,682,972	11.87 to 11.14	31,319,557	3.15%	5.16% to 3.80%
2005	0.95% to 2.30%	3,011,800	11.29 to 10.71	33,553,690	2.71%	2.33% to 0.96%
2004	0.95% to 2.25%	3,386,624	11.03 to 10.62	36,988,477	2.33%	3.66% to 2.33%
2003	0.95% to 2.25%	3,348,427	10.64 to 10.38	35,404,679	2.78%	6.88% to 5.50%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.95% to 2.55%	10,650,531	14.13 to 12.80	147,143,542	2.68%	4.65% to 3.00%
2006	0.95% to 2.55%	11,881,233	13.50 to 12.43	157,373,718	2.37%	10.30% to 8.56%
2005	0.95% to 2.55%	12,538,745	12.24 to 11.45	151,174,293	2.28%	4.35% to 2.70%
2004	0.95% to 2.55%	12,564,944	11.73 to 11.15	145,739,412	2.05%	8.50% to 6.81%
2003	0.95% to 2.55%	10,125,266	10.81 to 10.44	108,655,956	1.99%	18.91% to 17.00%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.95% to 2.70%	4,395,960	15.26 to 13.68	65,504,408	2.28%	5.14% to 3.33%
2006	0.95% to 2.45%	4,792,606	14.51 to 13.40	68,159,021	2.18%	13.46% to 11.80%
2005	0.95% to 2.45%	4,881,060	12.79 to 11.99	61,425,240	2.01%	6.06% to 4.50%
2004	0.95% to 2.45%	5,001,910	12.06 to 11.47	59,575,549	1.83%	11.03% to 9.43%
2003	0.95% to 2.40%	3,925,388	10.86 to 11.49	42,285,245	1.50%	25.44% to 23.61%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.95% to 2.40%	3,622,567	13.33 to 12.22	47,315,730	3.04%	4.85% to 3.34%
2006	0.95% to 2.45%	4,147,288	12.72 to 11.79	51,847,780	2.79%	7.40% to 5.80%
2005	0.95% to 2.45%	4,309,293	11.84 to 11.14	50,341,111	2.54%	3.50% to 1.96%
2004	0.95% to 2.45%	4,640,924	11.44 to 10.93	52,545,545	2.28%	6.14% to 4.58%
2003	0.95% to 2.45%	4,126,406	10.78 to 10.45	44,183,731	2.47%	12.62% to 10.93%

Nationwide VIT – Mid Cap Growth Fund – Class II
2007	0.95% to 1.75%	19,079	10.68 to 10.54	209,775	0.00%	7.69% to 6.82%
2006	0.95% to 2.05%	69,651	9.92 to 12.57	730,761	0.00%	-0.83% to -1.54%	(a) (b)

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.95% to 1.60%	79,936	16.36 to 15.38	1,289,635	1.38%	6.53% to 5.89%
2006	0.95% to 1.60%	89,807	15.35 to 14.52	1,359,632	1.18%	8.85% to 8.19%
2005	0.95% to 1.75%	87,273	14.11 to 13.33	1,214,778	1.02%	11.04% to 10.21%
2004	0.95% to 1.75%	76,130	12.70 to 12.10	957,220	0.66%	14.63% to 13.81%
2003	0.95% to 1.75%	35,096	11.08 to 10.63	385,335	0.46%	33.37% to 32.29%

Nationwide VIT – Mid Cap Index Fund – Class II
2007	0.95% to 2.45%	505,757	15.43 to 14.18	7,656,460	1.26%	6.35% to 4.78%
2006	0.95% to 2.45%	611,240	14.51 to 13.53	8,730,294	0.94%	8.70% to 7.12%
2005	0.95% to 2.45%	703,966	13.35 to 12.63	9,280,265	0.86%	10.84% to 9.23%
2004	0.95% to 2.45%	703,255	12.04 to 11.56	8,389,511	0.37%	14.41% to 12.78%
2003	0.95% to 2.45%	562,754	10.53 to 10.25	5,887,850	0.29%	33.02% to 31.00%

Nationwide VIT – Money Market Fund – Class I
2007	0.95% to 2.45%	3,594,049	10.90 to 10.06	38,737,718	4.75%	3.79% to 2.23%
2006	0.95% to 2.45%	2,927,510	10.50 to 9.84	30,495,311	4.87%	3.54% to 1.99%
2005	0.95% to 2.45%	2,761,373	10.14 to 9.65	27,838,808	2.94%	1.70% to 0.17%
2004	0.95% to 2.45%	2,157,270	9.97 to 9.63	21,464,980	0.91%	-0.15% to -1.66%
2003	0.95% to 2.10%	2,346,235	9.99 to 9.90	23,492,068	0.55%	-0.33% to -1.48%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II
2007	0.95% to 2.45%	242,695	12.61 to 11.54	2,993,964	0.00%	8.45% to 6.85%
2006	0.95% to 2.45%	290,582	11.63 to 10.80	3,325,221	0.00%	2.01% to 0.50%
2005	0.95% to 2.45%	359,454	11.40 to 10.74	4,055,386	0.00%	6.71% to 5.16%
2004	0.95% to 2.45%	388,541	10.68 to 10.22	4,117,381	0.00%	12.09% to 10.46%
2003	0.95% to 2.45%	366,267	9.53 to 9.25	3,471,151	0.00%	32.79% to 30.74%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.95% to 1.55%	39,614	15.17 to 13.16	588,544	1.18%	-7.78% to -8.31%
2006	0.95% to 1.55%	46,188	16.45 to 14.35	744,833	0.46%	16.18% to 15.54%
2005	0.95% to 1.75%	44,709	14.16 to 12.31	618,890	0.07%	2.10% to 1.32%
2004	0.95% to 1.75%	43,060	13.87 to 12.14	586,761	0.00%	16.18% to 15.39%
2003	0.95% to 1.65%	23,228	11.93 to 10.55	266,670	0.00%	55.37% to 54.26%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II
2007	0.95% to 2.20%	426,358	$13.90 to 12.95	$5,794,363	0.94%	-8.12% to -9.25%
2006	0.95% to 2.30%	581,526	15.13 to 14.20	8,621,588	0.22%	15.99% to 14.47%
2005	0.95% to 2.30%	589,896	13.04 to 12.41	7,581,428	0.00%	1.81% to 0.47%
2004	0.95% to 2.30%	647,848	12.81 to 12.35	8,216,175	0.00%	15.89% to 14.44%
2003	0.95% to 2.30%	559,038	11.05 to 10.79	6,135,019	0.00%	54.96% to 52.83%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.95% to 1.65%	49,805	16.94 to 15.29	821,934	0.09%	1.16% to 0.49%
2006	0.95% to 1.65%	60,219	16.74 to 15.22	976,486	0.12%	10.98% to 10.26%
2005	0.95% to 1.75%	57,587	15.09 to 13.74	842,067	0.00%	11.25% to 10.43%
2004	0.95% to 1.75%	60,409	13.56 to 12.44	797,491	0.00%	17.89% to 17.06%
2003	0.95% to 1.65%	39,888	11.50 to 10.66	451,750	0.00%	39.68% to 38.70%

Nationwide VIT – Multi-Manager Small Company Fund – Class II
2007	0.95% to 2.10%	355,604	17.16 to 16.06	5,988,270	0.00%	0.92% to -0.21%
2006	0.95% to 2.10%	413,522	17.01 to 16.10	6,919,080	0.05%	10.69% to 9.47%
2005	0.95% to 2.10%	488,900	15.36 to 14.71	7,418,169	0.00%	10.94% to 9.74%
2004	0.95% to 2.05%	481,110	13.85 to 13.42	6,610,549	0.00%	17.66% to 16.47%
2003	0.95% to 2.05%	371,625	11.77 to 11.52	4,351,383	0.00%	39.28% to 37.74%

Nationwide VIT – Nationwide Fund – Class II
2007	0.95% to 1.60%	5,948	11.43 to 13.19	70,849	1.00%	6.86% to 6.22%
2006	1.10% to 1.60%	2,314	10.68 to 12.42	26,180	0.94%	6.84% to 6.51%	(a) (b)

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.95% to 1.80%	20,462	10.42 to 12.72	221,991	0.22%	2.07% to 1.24%
2006	0.95% to 2.05%	57,725	10.20 to 12.51	612,776	0.12%	2.04% to 1.31%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.95% to 2.35%	34,139	14.37 to 16.45	518,801	0.10%	6.59% to 5.14%
2006	0.95% to 2.35%	37,053	13.48 to 15.64	526,319	0.15%	12.63% to 11.09%
2005	0.95% to 1.80%	34,175	11.97 to 14.29	434,178	0.00%	5.84% to 4.99%
2004	0.95% to 2.05%	10,971	11.31 to 13.56	132,457	0.00%	13.12% to 12.33%	(a) (b)

Oppenheimer VAF – Capital Appreciation Fund – Service Class
2007	0.95% to 2.60%	1,147,953	13.22 to 11.99	14,864,759	0.01%	12.77% to 10.95%
2006	0.95% to 2.60%	1,327,283	11.72 to 10.80	15,277,880	0.19%	6.66% to 4.92%
2005	0.95% to 2.60%	1,568,318	10.99 to 10.30	16,987,573	0.75%	3.87% to 2.17%
2004	0.95% to 2.60%	1,746,466	10.58 to 10.08	18,254,140	0.23%	5.60% to 3.92%
2003	0.95% to 2.70%	1,504,622	10.02 to 9.68	14,953,724	0.21%	29.45% to 27.14%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.95% to 1.55%	45,383	16.11 to 22.84	779,614	1.31%	5.32% to 4.75%
2006	0.95% to 1.55%	44,501	15.30 to 21.81	729,149	0.87%	16.57% to 15.96%
2005	0.95% to 1.75%	29,188	13.12 to 18.71	422,009	0.60%	13.25% to 12.42%
2004	0.95% to 1.75%	14,284	11.59 to 16.64	171,919	0.00%	15.86% to 15.31%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Class 4
2007	0.95% to 2.45%	686,311	15.96 to 15.13	10,831,474	1.09%	5.05% to 3.51%
2006	0.95% to 2.45%	761,024	15.20 to 14.62	11,463,733	0.91%	16.29% to 14.62%
2005	0.95% to 2.45%	879,877	13.07 to 12.75	11,434,623	0.68%	12.97% to 11.34%
2004	0.95% to 2.45%	436,362	11.57 to 11.45	5,036,591	0.00%	15.69% to 14.54%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.95% to 1.55%	43,404	18.41 to 16.26	785,425	1.38%	5.30% to 4.73%
2006	0.95% to 1.55%	47,987	17.48 to 15.52	826,057	1.01%	16.58% to 15.96%
2005	0.95% to 1.55%	51,252	15.00 to 13.39	758,088	1.00%	13.22% to 12.62%
2004	0.95% to 1.55%	55,720	13.25 to 11.89	729,261	1.35%	18.03% to 17.45%
2003	0.95% to 1.75%	38,245	11.22 to 10.07	423,082	0.25%	41.66% to 40.49%

Oppenheimer VAF – Global Securities Fund – Service Class
2007	0.95% to 2.10%	431,990	18.18 to 17.02	7,710,501	1.25%	5.07% to 3.91%
2006	0.95% to 2.20%	538,871	17.30 to 16.30	9,182,101	0.90%	16.25% to 14.87%
2005	0.95% to 2.20%	643,114	14.88 to 14.19	9,463,471	0.85%	12.98% to 11.63%
2004	0.95% to 2.20%	764,881	13.17 to 12.71	9,987,023	1.31%	17.75% to 16.39%
2003	0.95% to 2.45%	1,001,034	11.19 to 10.87	11,125,344	0.77%	41.50% to 39.33%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – High Income Fund – Class 3
2007	0.95% to 1.55%	28,659	$9.60 to 9.56	$274,906	0.00%	-4.00% to -4.40%	(a) (b)

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.95% to 1.65%	111,717	13.88 to 13.37	1,538,523	8.33%	-1.06% to -1.73%
2006	0.95% to 1.65%	152,574	14.03 to 13.60	2,126,479	7.19%	8.39% to 7.65%
2005	0.95% to 1.65%	154,663	12.94 to 12.63	1,991,825	6.26%	1.34% to 0.66%
2004	0.95% to 1.75%	153,260	12.77 to 12.52	1,949,978	5.81%	7.93% to 7.12%
2003	0.95% to 1.65%	112,870	11.83 to 11.70	1,332,616	3.41%	22.78% to 21.97%

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.95% to 1.55%	52,970	17.17 to 16.64	902,144	0.36%	-2.15% to -2.71%
2006	0.95% to 1.65%	60,225	17.54 to 17.02	1,050,662	0.15%	13.91% to 13.18%
2005	0.95% to 1.65%	58,089	15.40 to 15.04	890,665	0.00%	8.88% to 8.18%
2004	0.95% to 1.65%	59,126	14.15 to 13.90	833,668	0.00%	18.29% to 17.57%
2003	0.95% to 1.65%	39,780	11.96 to 11.82	474,752	0.00%	42.99% to 42.00%

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class
2007	0.95% to 2.05%	58,304	9.78 to 12.91	612,125	0.13%	-2.33% to -3.38%
2006	0.95% to 1.80%	26,424	10.01 to 13.42	280,075	0.00%	0.11% to -0.43%	(a) (b)

Oppenheimer VAF – Main Street® – Service Class
2007	0.95% to 2.45%	1,219,313	13.60 to 12.45	16,243,771	0.87%	3.16% to 1.64%
2006	0.95% to 2.45%	1,385,272	13.19 to 12.25	17,947,530	0.98%	13.67% to 12.01%
2005	0.95% to 2.45%	1,540,005	11.60 to 10.94	17,621,199	1.17%	4.74% to 3.19%
2004	0.95% to 2.45%	1,636,694	11.08 to 10.60	17,941,496	0.68%	8.11% to 6.55%
2003	0.95% to 2.45%	1,412,782	10.24 to 9.95	14,373,700	0.56%	25.24% to 23.32%

Oppenheimer VAF – Strategic Bond Fund – Service Class
2007	0.95% to 2.30%	1,376,792	15.35 to 14.19	20,735,994	3.33%	8.51% to 7.06%
2006	0.95% to 2.30%	1,404,214	14.14 to 13.25	19,541,636	4.14%	6.22% to 4.79%
2005	0.95% to 2.30%	1,564,648	13.32 to 12.64	20,572,689	4.14%	1.51% to 0.16%
2004	0.95% to 2.20%	1,419,627	13.12 to 12.66	18,439,937	4.76%	7.40% to 6.10%
2003	0.95% to 2.10%	1,241,682	12.21 to 11.96	15,070,705	3.80%	16.05% to 14.76%

Putnam VT – Growth and Income Fund – IB Shares
2007	0.95% to 2.30%	59,863	15.13 to 13.85	886,987	1.34%	-6.94% to -8.17%
2006	0.95% to 2.30%	64,212	16.26 to 15.08	1,026,524	1.45%	14.81% to 13.30%
2005	0.95% to 2.30%	69,841	14.16 to 13.31	976,101	1.53%	4.23% to 2.85%
2004	0.95% to 2.15%	61,063	13.59 to 12.99	821,625	1.34%	10.06% to 8.81%
2003	0.95% to 2.10%	43,738	12.35 to 11.95	537,504	0.00%	23.46% to 22.55%	(a) (b)

Putnam VT – International Equity Fund – IB Shares
2007	0.95% to 1.70%	38,245	17.98 to 17.28	679,135	3.20%	7.33% to 6.60%
2006	0.95% to 1.70%	32,370	16.75 to 16.21	537,136	0.61%	26.51% to 25.66%
2005	0.95% to 1.70%	34,163	13.24 to 12.90	449,421	1.28%	11.13% to 10.37%
2004	0.95% to 1.70%	44,398	11.92 to 11.69	526,429	1.99%	15.09% to 14.32%
2003	0.95% to 1.70%	32,137	10.35 to 10.22	331,951	0.64%	27.31% to 26.31%

Putnam VT – Small Cap Value Fund – IB Shares
2007	0.95% to 1.50%	28,244	15.32 to 14.85	428,659	0.62%	-13.55% to -14.04%
2006	0.95% to 1.65%	34,169	17.72 to 17.18	600,850	0.34%	16.18% to 15.43%
2005	0.95% to 1.50%	34,690	15.25 to 14.95	525,776	0.17%	6.02% to 5.43%
2004	0.95% to 1.50%	33,428	14.38 to 14.18	478,686	0.31%	25.02% to 24.32%
2003	0.95% to 1.40%	28,092	11.51 to 11.42	322,508	0.30%	48.23% to 47.54%

Putnam VT – Voyager Fund – IB Shares
2007	0.95% to 2.25%	70,960	12.09 to 11.25	842,948	0.00%	4.51% to 3.17%
2006	0.95% to 2.25%	80,396	11.57 to 10.90	917,188	0.11%	4.44% to 3.09%
2005	0.95% to 2.25%	87,931	11.08 to 10.57	963,628	0.68%	4.69% to 3.34%
2004	0.95% to 2.25%	94,158	10.58 to 10.23	989,007	0.23%	4.03% to 2.72%
2003	0.95% to 2.05%	72,604	10.17 to 9.99	735,625	0.14%	23.72% to 22.34%

STI Classic Variable Trust – International Equity Fund
2006	0.95% to 1.10%	112	23.35 to 23.20	2,608	0.66%	23.30% to 23.12%
2005	0.95% to 1.10%	566	18.94 to 18.84	10,673	1.57%	11.89% to 11.72%
2004	0.95% to 1.10%	1,409	16.92 to 16.87	23,770	2.96%	18.21% to 18.03%
2003	0.95%	78	14.32	1,117	0.00%	36.01%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
STI Classic Variable Trust – Investment Grade Bond Fund
2006	1.55%	630	$ 11.07	$6,976	4.33%	2.72%
2005	1.55%	630	10.78	6,791	3.91%	0.63%
2004	1.55%	630	10.71	6,749	4.50%	2.56%

STI Classic Variable Trust – Large Cap Core Equity Fund
2007	0.95% to 1.80%	3,573	18.61 to 17.79	65,001	1.20%	-0.18% to -1.04%
2006	0.95% to 1.80%	3,919	18.64 to 17.97	71,740	1.21%	15.09% to 14.11%
2005	0.95% to 1.80%	4,035	16.20 to 15.75	64,473	0.91%	7.99% to 7.07%
2004	0.95% to 1.80%	4,514	15.00 to 14.71	67,120	1.00%	13.22% to 12.24%
2003	0.95% to 1.80%	5,829	13.25 to 13.11	77,021	0.64%	25.29% to 24.21%

STI Classic Variable Trust – Large Cap Growth Stock Fund
2007	1.45% to 1.85%	7,424	15.07 to 14.75	110,658	0.29%	13.60% to 13.13%
2006	0.95% to 1.85%	21,833	13.55 to 13.04	289,474	0.28%	9.78% to 8.78%
2005	0.95% to 1.85%	23,224	12.34 to 11.98	281,902	0.14%	-1.84% to -2.73%
2004	0.95% to 1.85%	23,732	12.57 to 12.32	294,980	0.25%	5.74% to 4.78%
2003	1.45% to 1.80%	12,594	11.82 to 11.77	148,676	0.00%	16.73% to 16.32%

STI Classic Variable Trust – Large Cap Value Equity Fund
2007	1.10% to 1.90%	7,427	19.20 to 18.46	139,317	1.29%	2.41% to 1.64%
2006	0.95% to 1.90%	15,461	18.87 to 18.17	285,683	1.40%	21.30% to 20.21%
2005	0.95% to 1.90%	17,455	15.56 to 15.11	267,277	1.56%	2.77% to 1.83%
2004	0.95% to 1.90%	19,347	15.14 to 14.84	289,809	1.75%	14.20% to 13.20%
2003	1.15% to 1.80%	10,956	13.22 to 13.12	144,387	1.03%	21.70% to 20.91%

STI Classic Variable Trust – Mid-Cap Core Equity Fund
2007	0.95% to 1.85%	4,471	19.79 to 18.87	85,458	0.19%	4.18% to 3.23%
2006	0.95% to 1.85%	9,935	19.00 to 18.28	184,726	0.38%	9.67% to 8.68%
2005	0.95% to 1.85%	10,525	17.32 to 16.82	179,338	0.45%	13.24% to 12.21%
2004	0.95% to 1.85%	11,875	15.30 to 14.99	179,646	0.79%	15.71% to 14.66%
2003	0.95% to 1.80%	7,474	13.22 to 13.08	98,167	0.74%	28.49% to 27.39%

STI Classic Variable Trust – Small Cap Value Equity Fund
2007	0.95% to 1.40%	4,598	23.59 to 23.13	107,713	0.85%	1.58% to 1.17%
2006	0.95% to 1.40%	5,093	23.22 to 22.86	117,680	0.44%	15.00% to 14.57%
2005	0.95% to 1.40%	5,562	20.19 to 19.95	111,810	0.44%	10.84% to 10.42%
2004	0.95% to 1.40%	5,605	18.22 to 18.07	101,799	0.22%	23.01% to 22.59%
2003	0.95% to 1.40%	1,520	14.81 to 14.74	22,410	0.01%	37.12% to 36.60%

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.95% to 1.55%	33,739	12.39 to 9.04	387,061	0.54%	6.76% to 6.16%
2006	0.95% to 1.55%	38,573	11.61 to 8.51	413,707	0.11%	8.17% to 7.54%
2005	0.95% to 1.55%	41,096	10.73 to 7.92	409,848	0.00%	2.63% to 2.04%
2004	0.95% to 1.55%	43,895	10.46 to 7.76	424,838	0.48%	5.20% to 4.63%
2003	0.95% to 1.55%	29,343	9.94 to 7.41	260,457	0.17%	24.81% to 24.00%

Van Kampen LIT – Comstock Portfolio – Class II
2007	0.95% to 2.45%	1,284,613	13.94 to 12.76	17,539,374	1.73%	-3.26% to -4.68%
2006	0.95% to 2.45%	1,520,299	14.41 to 13.39	21,527,980	1.29%	14.95% to 13.26%
2005	0.95% to 2.45%	1,726,728	12.53 to 11.82	21,358,501	0.95%	3.12% to 1.61%
2004	0.95% to 2.45%	1,737,181	12.15 to 11.64	20,902,268	0.72%	16.31% to 14.66%
2003	0.95% to 2.45%	1,350,669	10.45 to 10.15	14,017,694	0.55%	29.53% to 27.56%

Van Kampen LIT – Strategic Growth Portfolio – Class II
2007	0.95% to 2.45%	451,594	11.67 to 10.68	5,143,597	0.00%	15.53% to 13.82%
2006	0.95% to 2.45%	517,589	10.10 to 9.38	5,121,527	0.00%	1.65% to 0.15%
2005	0.95% to 2.45%	560,959	9.94 to 9.37	5,485,137	0.01%	6.62% to 5.04%
2004	0.95% to 2.45%	672,641	9.32 to 8.92	6,189,617	0.00%	5.76% to 4.21%
2003	0.95% to 2.45%	688,105	8.81 to 8.55	6,015,661	0.00%	25.83% to 23.87%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2007	0.95% to 2.15%	171,376	11.52 to 10.89	1,945,108	4.27%	4.21% to 2.97%
2006	0.95% to 2.15%	200,767	11.05 to 10.57	2,191,757	4.03%	2.58% to 1.35%
2005	0.95% to 2.15%	216,760	10.77 to 10.43	2,315,489	3.70%	2.95% to 1.72%
2004	0.95% to 2.15%	110,871	10.46 to 10.26	1,155,479	5.10%	3.08% to 1.85%
2003	0.95% to 2.10%	19,930	10.15 to 10.07	201,875	0.00%	1.51% to 0.73%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen UIF – U.S. Real Estate Portfolio – Class II
2007	0.95% to 2.30%	177,081	$ 22.32 to 22.19	$3,981,623	0.92%	-18.06% to -19.14%
2006	0.95% to 2.30%	266,611	27.24 to 27.44	7,370,089	0.85%	36.36% to 34.66%
2005	0.95% to 2.30%	211,373	19.97 to 20.38	4,301,409	1.24%	15.65% to 14.19%
2004	0.95% to 2.30%	219,601	17.27 to 17.85	3,871,141	1.38%	34.78% to 33.09%
2003	0.95% to 2.25%	64,808	12.81 to 13.42	846,144	0.00%	28.14% to 27.09%	(a) (b)

2007 Reserves for annuity contracts in payout phase:				634,445

2007 Contract owners’ equity				$1,498,536,209

2006 Reserves for annuity contracts in payout phase:				656,017

2006 Contract owners’ equity				$1,663,719,593

2005 Reserves for annuity contracts in payout phase:				785,677

2005 Contract owners’ equity				$1,792,285,677

2004 Reserves for annuity contracts in payout phase:				388,543

2004 Contract owners’ equity				$1,918,111,618

2003 Reserves for annuity contracts in payout phase:				342,070

2003 Contract owners’ equity				$1,862,484,350

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Management Report on Internal Control Over Financial Reporting

The management of Nationwide Life Insurance Company and subsidiaries (the Company) is responsible for the preparation and integrity of the consolidated financial statements and other financial information contained in this Annual Report on Form 10-K. The consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles, and where necessary, include amounts that are based on the best estimates and judgment of management. Management believes the consolidated financial statements present fairly the Company’s financial position and results of operations and that other financial data contained in the Annual Report on Form 10-K has been compiled in a manner consistent with the consolidated financial statements.

Our management is responsible for establishing and maintaining adequate internal control over financial reporting, as such term is defined in Rule 13a-15(f) under the Securities Exchange Act of 1934. Our internal control system was designed to provide reasonable assurance to management and our Board of Directors regarding the preparation and fair presentation of published financial statements. All internal control systems, no matter how well designed, have inherent limitations. Therefore, even those systems determined to be effective can provide only reasonable assurance with respect to the preparation and presentation of financial statements.

Our management assessed the effectiveness of the Company’s internal control over financial reporting as of December 31, 2007. In making this assessment, our management used the criteria set forth in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission. Based on those criteria, our management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2007.

Our independent registered public accounting firm, KPMG LLP, performed audits of the Company’s consolidated financial statements. Management has made available to KPMG LLP all of the Company’s financial records and related data.

Management also recognizes its responsibility for fostering a strong ethical business environment that ensures the Company’s affairs are conducted according to the highest standards of professional conduct, honesty and integrity. The Company’s Code of Conduct and Business Practices (Code), which is posted on the Company’s web site, reflects this responsibility. The Code addresses the necessity of ensuring open communication within the Company; potential conflicts of interest; marketing practices; compliance with all laws, including those relating to financial disclosure; and the confidentiality of proprietary information. The Company’s Office of Ethics and Business Practices is responsible for raising employee awareness of the Company’s Code and serves as a confidential resource for inquiries and reporting.

The Audit Committee of the Board of Directors of the Company, composed of independent directors pursuant to the New York Stock Exchange listing standards and rules of the Securities and Exchange Commission, meets periodically with the external and internal auditors, jointly and separately, to evaluate the effectiveness of work performed by them in discharging their respective responsibilities and to assure their independence and free access to the Audit Committee.

/s/ Mark R. Thresher
Name: Mark R. Thresher
Title: President and Chief Operating Officer
February 29, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

SIGNATURES

Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NATIONWIDE LIFE INSURANCE COMPANY (Registrant)

Date: February 29, 2008	By	/s/ W.G. Jurgensen
W.G. Jurgensen, Chief Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arden L. Shisler	February 20, 2008	/s/ W.G. Jurgensen	February 29, 2008

Arden L. Shisler, Chairman of the Board	Date	W.G. Jurgensen, Chief Executive Officer and Director	Date

/s/ Joseph A. Alutto	February 20, 2008	/s/ James G. Brocksmith, Jr.	February 20, 2008

Joseph A. Alutto, Director	Date	James G. Brocksmith, Jr., Director	Date

/s/ Keith W. Eckel	February 20, 2008	/s/ Lydia M. Marshall	February 20, 2008

Keith W. Eckel, Director	Date	Lydia M. Marshall, Director	Date

/s/ Donald L. McWhorter	February 20, 2008	/s/ David O. Miller	February 20, 2008

Donald L. McWhorter, Director	Date	David O. Miller, Director	Date

/s/ Martha Miller de Lombera	February 20, 2008	/s/ James F. Patterson	February 20, 2008

Martha Miller de Lombera, Director	Date	James F. Patterson, Director	Date

/s/ Gerald D. Prothro	February 20, 2008	/s/ Alex Shumate	February 20, 2008

Gerald D. Prothro, Director	Date	Alex Shumate, Director	Date

/s/ Mark R. Thresher	February 29, 2008	/s/ Timothy G. Frommeyer	February 29, 2008

Mark R. Thresher, President and Chief Operating Officer	Date	Timothy G. Frommeyer, Senior Vice President – Chief Financial Officer	Date

Exhibit Index

Exhibit
3.1
Amended Articles of Incorporation of Nationwide Life Insurance Company, dated February 3, 2000 (previously filed as Exhibit 3.1 to Form 10-K, Commission File Number 2-64559, filed March 24, 2003, and incorporated herein by reference)

3.2
Amended and Restated Code of Regulations of Nationwide Life Insurance Company (previously filed as Exhibit 3.2 to Form 10-K, Commission File Number 2-64559, filed March 1, 2007, and incorporated herein by reference)

10.1
Tax Sharing Agreement effective as of January 1, 2008 among Nationwide Financial Services, Inc. and any company that in the future becomes a subsidiary of Nationwide Financial Services, Inc. if eligible under the Internal Revenue Code (previously filed as Exhibit 99.1 to Form 8-K, Commission File Number 1-12785, filed January 29, 2008, and incorporated herein by reference)

10.2
Form of Tax Sharing Agreement dated as of October 1, 2002 among Nationwide Life Insurance Company and any corporation that may hereafter be a subsidiary of Nationwide Life Insurance Company (previously filed as Exhibit 10.4 to Form 10-K, Commission File Number 1-12785, filed March 11, 2004, and incorporated herein by reference)

10.3
Form of Amended and Restated Cost Sharing Agreement among parties named therein (previously filed as Exhibit 10.3 to Form 10-K, Commission File Number 1-12785, filed March 14, 2003, and incorporated herein by reference)

10.4
Amended and Restated Five-Year Credit Agreement, dated December 31, 2007, among Nationwide Financial Services, Inc., Nationwide Life Insurance Company, Nationwide Mutual Insurance Company, the banks party thereto and Wachovia Bank, National Association, as syndication agent, and Citicorp USA, Inc. as agent (previously filed as Exhibit 10.7 to Form 10-K, Commission File Number 1-12785, filed February 29, 2007, and incorporated herein by reference)

10.5
Form of Lease Agreement between Nationwide Mutual Insurance Company, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Financial Services, Inc. (previously filed as Exhibit 10.7 to Form S-1/A, Registration Number 333-18531, filed February 25, 1997, and incorporated herein by reference)

10.6*
General Description of Nationwide Performance Incentive Plan (previously filed as Exhibit 10.9 to Form 10-K, Commission File Number 333-18527, filed March 29, 2001, and incorporated herein by reference)

10.7*
Form of Amended and Restated Nationwide Office of Investments Incentive Plan dated as of October 7, 2003 (previously filed as Exhibit 10.13 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.8*
Nationwide Excess Benefit Plan effective as of January 1, 2000 (previously filed as Exhibit 10.14 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.9*
Nationwide Supplemental Retirement Plan As Amended and Restated effective January 1, 2000 (previously filed as Exhibit 10.1 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.10*	Nationwide Severance Pay Plan effective as of March 1, 2003 (previously filed as Exhibit 10.16 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.11*
Nationwide Supplemental Defined Contribution Plan effective as of January 1, 2005 (previously filed as Exhibit 10.17 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.12*
Nationwide Individual Deferred Compensation Plan, as Amended and Restated, effective as of January 1, 2005 (previously filed as Exhibit 10.18 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.13*
Nationwide Board of Directors Deferred Compensation Plan, as Amended and Restated, effective as of January 1, 2005 (previously filed as Exhibit 10.19 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.14
Investment Agency Cost Allocation Agreement dated October 30, 2002 between Nationwide Life Insurance Company and Nationwide Cash Management Company (previously filed as Exhibit 10.22 to Form 10-K, Commission File Number 1-12785, filed March 11, 2004, and incorporated herein by reference)

10.15
Master Repurchase Agreement between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Mutual Insurance Company and certain of its Subsidiaries and affiliates (previously filed as Exhibit 10.20 to Form 10-K, Commission File Number 333-18527, filed March 29, 2000, and incorporated herein by reference)

10.16*
Employment letter agreement between Nationwide Financial Services, Inc. and John Carter dated October 27, 2005 (previously filed as Exhibit 10.1 Form 10-Q, Commission File Number 1-12785, filed November 3, 2005, and incorporated herein by reference)

10.17*	Summary of terms of employment of Timothy G. Frommeyer (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2005, and incorporated herein by reference)

10.18
Form of Employee Leasing Agreement, dated July 1, 2000, between Nationwide Mutual Insurance Company and Nationwide Financial Services, Inc. (previously filed as Exhibit 10.35 to Form 10-Q, Commission File Number 1-12785, filed May 11, 2001, and incorporated herein by reference)

10.19
Form of Surplus Note, dated December 17, 2001, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.32 to Form 10-K, Commission File Number 2-64559, filed March 23, 2003, and incorporated herein by reference)

10.20
Form of Surplus Note, dated June 26, 2002, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.33 to Form 10-K, Commission File Number 2-64559, filed March 23, 2003, and incorporated herein by reference)

10.21
Form of Surplus Note, dated December 23, 2003, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.34 to Form 10-K, Commission File Number 2-64559, filed March 11, 2004, and incorporated herein by reference)

10.22*
Employment Offer Letter Agreement between Nationwide Financial Services, Inc. and Gail Snyder dated November 28, 2005 (previously filed as Exhibit 10.49 to Form 10-K, Commission File Number 1-12785, filed March 1, 2006, and incorporated herein by reference)

10.23*	Offer Letter for Anne L. Arvia, dated June 30, 2006 (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed August 3, 2006, and incorporated herein by reference)

10.24*	Offer Letter for William Jackson, dated August 21, 2006 (previously filed as Exhibit 10.1 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2006, and incorporated herein by reference)

10.25*	Offer Letter for James Lyski, dated August 30, 2006 (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2006, and incorporated herein by reference)

10.26*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Larry Hilsheimer (previously filed as Exhibit 10.49 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.27*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Terri L. Hill (previously filed as Exhibit 10.50 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.28*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and James Lyski (previously filed as Exhibit 10.51 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.29*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Michael C. Keller (previously filed as Exhibit 10.52 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.30*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Patricia R. Hatler (previously filed as Exhibit 10.53 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.31*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Financial Services, Inc. and Mark R. Thresher (previously filed as Exhibit 99.1 to Form 8-K, Commission File Number 1-12785, filed February 19, 2008, and incorporated herein by reference)

10.32*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Stephen S. Rasmussen (previously filed as Exhibit 10.55 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.33*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and W.G. Jurgensen (previously filed as Exhibit 99.2 to Form 8-K, Commission File Number 1-12785, filed February 19, 2008, and incorporated herein by reference)

10.34*
First Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated, effective as of January 1, 2005 (previously filed as Exhibit 10.58 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.35*
Second Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated, effective as of January 1, 2005 (previously filed as Exhibit 10.59 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.36*
Third Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated (now known as the Nationwide Officer Deferred Compensation Plan), effective as of January 1, 2005 (previously filed as Exhibit 10.60 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

18.1
Letter regarding change in accounting principle from KPMG LLP related to annual goodwill impairment testing (previously filed as Exhibit 18 to Form 10-Q, Commission File Number 1-12785, filed November 12, 2003, and incorporated herein by reference)

18.2
Letter regarding change in accounting principle from KPMG LLP related to accrued legal expenses (previously filed as Exhibit 18.1 to Form 10-Q, Commission File Number 1-12785, filed August 2, 2007, and incorporated herein by reference)

31.1	Certification of W.G. Jurgensen pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 302 of the Sarbanes-Oxley Act of 2002

31.2	Certification of Timothy G. Frommeyer pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 302 of the Sarbanes-Oxley Act of 2002

32.1
Certification of W.G. Jurgensen pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (this exhibit is intended to be furnished in accordance with Regulation S-K, Item 601(b)(32)(ii) and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 or incorporated by reference into any document filed under the Securities Act of 1933, except as shall be expressly set forth by specific reference to such filing)

32.2
Certification of Timothy G. Frommeyer pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (this exhibit is intended to be furnished in accordance with Regulation S-K, Item 601(b)(32)(ii) and shall note be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 or incorporated by reference into any document filed under the Securities Act of 1933, except as shall be expressly set forth by specific reference to such filing)

*	Management Compensatory Plan
All other exhibits referenced by Item 601 of Regulation S-K are not required under the related instructions or are inapplicable and therefore have been omitted.

PART C.     OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-7:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2007.

Statements of Operations for year ended
December 31, 2007.

Statements of Changes in Contract Owners' Equity for Years
ended December 31, 2007 and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and Subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December 31, 2007 and
2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and
2005.

Consolidated Statements of Shareholder's
Equity for the years ended December 31,
2007, 2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006 and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

(b)           Exhibits

(1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.	Filed previously with Post-Effective Amendment No. 11 on February 5, 2002 (File No. 033-82174) and hereby incorporated by reference.
(2) Not Applicable
(3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter.	Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.
(4) The form of the variable annuity contract	Filed previously with Post-Effective Amendment No. 17 on April 26, 2007 (File No. 033-82174) and hereby incorporated by reference.
(5) Variable Annuity Application	Filed previously with Post-Effective Amendment No. 17 on April 26, 2007 (File No. 033-82174) and hereby incorporated by reference.
(6) Articles of Incorporation of Depositor	Filed previously with Post-Effective Amendment No. 17 on April 26, 2007 (File No. 033-82174) and hereby incorporated by reference.
(7) Not Applicable
(8) Fund Participation Agreements	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.
(9) Opinion of Counsel	Filed previously with Post-Effective Amendment No. 17 on April 26, 2007 (File No. 033-82174) and hereby incorporated by reference.
(10) Consent of Independent Registered Public Accounting Firm	Attached hereto.
(11) Not Applicable
(12) Not Applicable
(99) Power of Attorney	Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President-and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                  Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a reinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore Riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE FOUNDATION MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC. NONPROFIT CORPORATION
FARMLAND MUTUAL INSURANCE COMPANY Guaranty Fund Certificate Casualty
F & B, INC. Common Stock 1 Share Farmland Mutual–100%
NATIONWIDE CORPORATION Common Stock: 13,642,432 Shares Casualty–95.2% Fire–4.8% (See Page 2)
RETENTION ALTERNATIVES, LTD. Common Stock: 120,000 Shares Fire–100%
ALLIED GROUP, INC. (AGI) Common Stock 850 Share Casualty–100%
SCOTTSDALE INSURANCE COMPANY (SIC) Common Stock: 30,136 Shares Casualty–100%
THI HOLDINGS DELAWARE, INC. (THI) Common Stock: 100 Shares Casualty-100%
ATLANTIC FLORIDIAN INSURANCE COMPANY Common Stock: 5,000 Shares Casualty–100%
CRESTBROOK INSURANCE COMPANY Common Stock: 52,000 Shares Casualty–100%
NATIONAL CASUALTY COMPANY (NC) Common Stock: 100 Shares Casualty–100%
NCC OF AMERICA, LTD. (INACTIVE) Common Stock: 300,000 Shares NC–100%
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA Common Stock: 500,000 Shares Casualty–100%
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY Common Stock: 949,992 Shares Casualty–100% Other Capital: Casualty–Ptd.
NATIONWIDE ASSURANCE COMPANY (ASSURANCE) Common Stock: 1,750 Shares Casualty–100%
NATIONWIDE GENERAL INSURANCE COMPANY Common Stock: 20,000 Shares Casualty–100%
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY) Common Stock: 28,000 Shares Casualty–100%
NATIONWIDE INSURANCE COMPANY OF FLORIDA Common Stock: 10,000 Shares Casualty–100%
NATIONWIDE LLOYDS A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY Common Stock: 60,000 Shares Casualty–100%
SCOTTSDALE INDEMNITY COMPANY Common Stock: 50,000 Shares Casualty–100%
SCOTTSDALE INSURANCE COMPANY (SIC) Common Stock: 30,136 Shares Casualty–100% (See Page 2)
AMERICAN MARINE UNDERWRITERS, INC. Common Stock: 20 Shares Casualty–100%
INSURANCE INTERMEDIARIES, INC. (III) Common Stock: 1,615 Shares Casualty–100%
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC III-100%
LONE STAR GENERAL AGENCY, INC. Common Stock: 1,000 Shares Casualty–100%
COLONIAL COUNTY MUTUAL INSURANCE COMPANY Surplus Debentures: Assurance Lone Star
NATIONWIDE INTERNATIONAL UNDERWRITERS Common Stock: 1,000 Shares Casualty–100%
NATIONWIDE ARENA LLC Casualty–90%
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap) Single Member Limited Liability Company Casualty–100%
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC) Class A Units Mutual Cap–99.85%
NMC CPC WT INVESTMENT, LLC NMC–100%
NATIONWIDE PRIVATE EQUITY FUND, LLC Casualty–100%
NATIONWIDE SERVICES COMPANY, LLC (NSC) Single Member Limited Liability Company Casualty–100%
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC. NSC–100%
NATIONWIDE REALTY INVESTORS, LTD Casualty–95% NW Indemnity–5%
NATIONWIDE SERVICES FOR YOU, LLC Casualty–100%
NATIONWIDE ASSET MANAGEMENT, LLC Casualty–100%
NATIONWIDE CASH MANAGEMENT COMPANY Common Stock: 100 Shares Casualty–100%
NATIONWIDE MANAGEMENT SYSTEMS, INC. Common Stock: 100 Shares Casualty–100%
RP&C INTERNATIONAL, INC. Common Stock: 1,115 Shares Casualty–20.63%
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C) Common Stock: 300,000 Shares AGI–100%
AMCO INSURANCE COMPANY (AMCO) Common Stock: 300,000 Shares AGI–100%
ALLIED GENERAL AGENCY COMPANY Common Stock: 5,000 Shares AMCO–100%
ALLIED TEXAS AGENCY, INC. Common Stock: 1,000 Shares AMCO–100%
CALFARM INSURANCE AGENCY Common Stock: 1,000 Shares AMCO–100%
CAL-AG INSURANCE SERVICES, INC. Common Stock: 100 Shares CalFarm Insurance Agency–100%
DEPOSITORS INSURANCE COMPANY (DEPOSITORS) Common Stock: 300,000 Shares AGI–100%
NATIONWIDE INSURANCE COMPANY OF AMERICA Common Stock: 12,500 Shares AGI–100%
PREMIER AGENCY, INC. Common Stock: 100,000 Shares AGI–100%
NATIONWIDE DOCUMENT SOLUTIONS, INC. Common Stock: 1,000 Shares AGI–100%
NATIONWIDE SALES SOLUTIONS, INC. Common Stock: 20,000 Shares AGI–100%
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC) Common Stock: 333,837 Shares AGI – 70.09% AMCO –17.21% Allied P&C –8.47% Depositors –4.23%
AGMC REINSURANCE, LTD. Common Stock: 11,000 Shares NAMC–100%
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY Common Stock: 10,000 Shares SIC–100%
WESTERN HERITAGE INSURANCE COMPANY Common Stock: 4,776,076 Shares SIC–100%
VETERINARY PET INSURANCE CO. (VPI) Common Stock: 5,785,743 Shares SIC–64.7%
DVM INSURANCE AGENCY, INC. VPI–100%
V.P.I. SERVICES INC. VPI–100%
TITAN INDEMNITY COMPANY (TITAN) Common Stock: 4,319,951 Shares THI-100%
TITAN INSURANCE COMPANY (TITAN INSURANCE) Common Stock: 1,000,000 Shares Titan-100%
WHITEHALL HOLDINGS, INC. (WHITEHALL) Common Stock: 1,000 Shares THI-100%
TITAN AUTO INSURANCE OF NEW MEXICO, INC. Common Stock: 1,000 Shares Whitehall-100%
WI OF FLORIDA, INC. Common Stock: 100 Shares Whitehall-100%
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES) Common Stock: 1 Share Whitehall-100%
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE) Common Stock: 1,600 Shares THI-100%
VICTORIA AUTOMOBILE INSURANCE COMPANY Common Stock: 1,600 Shares Victoria Fire-100%
VICTORIA NATIONAL INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100%
VICTORIA SELECT INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100%
VICTORIA SPECIALTY INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100%
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2008

(Casualty, Fire and insurance related subsidiaries)

Page 1

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
GVH PARTICIPACOES e EMPREENDIMENTOS LTDA. (GVH)
NGH – 100%
VIDA SEGURADORA SA
Common Stock: 1,121,362,977 Shares
GVH – 99.45%
NATIONWIDE SERVICES SP. Z.0.0
Common Stock: 24,906 Shares
NGH – 100%
NATIONWIDE FINANCIAL SP. Z.0.0
Common Stock: 25,700 Shares
NGH – 100%
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: Control
Class A Public–100%
Class B NW Corp–100%
(See Page 3)
NATIONWIDE SECURITIES, INC.
Common Stock: 7,676 Shares
NW Corp–100%
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NW Corp.–100%
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
NATIONWIDE BETTER HEALTH, INC. (NBH)
Common Stock: 100 Shares
NW Corp–100%
FUTUREHEALTH HOLDING COMPANY (FHC)
NBH–100%
FUTUREHEALTH CORPORATION
FHC–100%
FUTUREHEALTH TECHNOLOGIES CORPORATION
FHC–100%
INTERVENT USA, INC.
NBH–100%
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage–100%
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
NWD MGT LLC (NWDMGT)
NAMHI - 100%
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
NWDGMT - 10% (common units)
NGV - 75% (preferred units)
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
CORVIANT CORPORATION (CC)
Common Stock: 450,000 Shares
Series A Preferred: 250,000 Shares
NAMHI–100%
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 968,750 Shares
NWD Manage–100%
Preferred Stock: 600,000 Shares
NWD Manage–100%
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –19%
Casualty–70%
Fire–10%
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
RIVERVIEW ALTERNATIVE INVESTMENT ADVISORS II LLC (River II)
RIG – 100%
RIVERVIEW ALTERNATIVE INVESTMENT ADVISORS LLC (River)
River II – 70%
RIVERVIEW POLYPHONY FUND LLC
River – .02%
Casualty – 90.48%
Fire – 9.50%

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

(Nationwide Corp. subsidiaries)

March 31, 2008

Page 2

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty (See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: Control
Class A Public-100%
Class B NW Corp-100%
TBG INSURANCE SERVICES CORP. (TBG)
NFS–69%
TBG AVIATION, LLC
TBG–12.5%
TBG DANCO INSURANCE SERVICES CORPORATION
TBG–100%
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
TBG–100%
MULLIN TBG INSURANCE AGENCY SERVICES, LLC
TBG–50%
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OLENTANGY REINSURANCE COMPANY
NLAIC-100%
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
TEXAS HOUSING FUND, LLC
NW Life 8.68%
NW Indemnity-8.68%
LIFE REO HOLDINGS LLC (REO)
NW Life–100%
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
NATIONWIDE FUND ADVISORS
DELAWARE BUSINESS TRUST
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
Common Stock: 260,000 Shares
NLICA - 100%
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
Common Stock: 6,000 Shares
NLICA - 100%
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock: 3,000 Shares
NLICA - 100%
PROVESTCO, INC.
NPHC - 100%
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC - 100%
1717 CAPITAL MANAGEMENT COMPANY
Common Stock: 2,296 Shares
NPHC - 100%
RCMD FINANCIAL SERVICES, INC. (RCMD)
NPHC - 100%
1717 ADVISORY SERVICES, INC.
Common Stock: 1,000 Shares
RCMD - 100%
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
RCMD - 100%

Subsidiary Companies — Solid Line
Contractual Association ═ Double Line
Limited Liability Company -- Dotted Line

March 31, 2008

(NFS subsidiaries)

Page 3

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2008 was 9,220 and 3,251, respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-7, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of April, 2008.

NATIONWIDE VARIABLE ACCOUNT-7
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ W. MICHAEL STOBART
                      W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact